United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/09

Date of Reporting Period:  Six months ended 4/30/09

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Capital Appreciation Fund

Established 1977

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2009

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2009
Net Asset Value, Beginning of Period	$16.03
Income From Investment Operations:
Net investment income	0.13	[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.72)
TOTAL FROM INVESTMENT OPERATIONS	(1.59)
Less Distributions:
Distributions from net investment income	(0.16)
Distributions from net realized gain on investments and foreign currency transactions	--
TOTAL DISTRIBUTIONS	(0.16)
Net Asset Value, End of Period	$14.28
Total Return [3]	(9.96)%

Ratios to Average Net Assets:
Net expenses	1.23	% [4,5]
Net investment income	1.81	% [4]
Expense waiver/reimbursement [6]	0.11	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$858,120
Portfolio turnover	157%

1 Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.22%, 1.24%, 1.22%, 1.23%, 1.21% and 1.25% for the six months ended April 30, 2009 and for the years ended October 31, 2008, 2007, 2006, 2005 and 2004, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,
2008		2007		2006	[1]	2005		2004
$28.14		$27.91		$25.06		$24.04		$22.58

0.18	[2]	0.15	[2]	0.21	[2]	0.26		0.11	[2]
(6.60)		4.62		3.39		0.99		1.46
(6.42)		4.77		3.60		1.25		1.57

(0.15)		(0.18)		(0.19)		(0.21)		(0.11)
(5.54)		(4.36)		(0.56)		(0.02)		--
(5.69)		(4.54)		(0.75)		(0.23)		(0.11)
$16.03		$28.14		$27.91		$25.06		$24.04
(27.70)%		19.78%		14.73%		5.22%		6.97%

1.25	% [5]	1.23	% [5]	1.24	% [5]	1.22	% [5]	1.25	% [5]
0.88%		0.59%		0.79%		0.98%		0.46%
0.01%		0.01%		0.01%		0.02%		0.00	% [7]

$939,280		$1,433,917		$1,600,635		$2,225,781		$2,605,203
252%		165%		113%		43%		45%

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2009
Net Asset Value, Beginning of Period	$15.24
Income From Investment Operations:
Net investment income (loss)	0.06	[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.64)
TOTAL FROM INVESTMENT OPERATIONS	(1.58)
Less Distributions:
Distributions from net investment income	(0.04)
Distributions from net realized gain on investments and foreign currency transactions	--
TOTAL DISTRIBUTIONS	(0.04)
Net Asset Value, End of Period	$13.62
Total Return [3]	(10.36)%

Ratios to Average Net Assets:
Net expenses	2.15	% [4,5]
Net investment income (loss)	0.90	% [4]
Expense waiver/reimbursement [6]	0.02	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$168,829
Portfolio turnover	157%

1 Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.14%, 2.04%, 2.02%, 2.03%, 2.00% and 1.98% for the six months ended April 30, 2009 and for the years ended October 31, 2008, 2007, 2006, 2005 and 2004, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,
2008		2007		2006	[1]	2005		2004
$27.07		$27.03		$24.30		$23.34		$21.98

0.02	[2]	(0.05	) [2]	(0.01	) [2]	0.02		(0.06	) [2]
(6.31)		4.45		3.30		1.00		1.42
(6.29)		4.40		3.29		1.02		1.36

--		--		--		(0.04)		--
(5.54)		(4.36)		(0.56)		(0.02)		--
(5.54)		(4.36)		(0.56)		(0.06)		--
$15.24		$27.07		$27.03		$24.30		$23.34
(28.29)%		18.82%		13.83%		4.37%		6.19%

2.05	% [5]	2.03	% [5]	2.04	% [5]	2.01	% [5]	1.98	% [5]
0.10%		(0.22)%		(0.03)%		0.19%		(0.27)%
0.01%		0.01%		0.00	% [7]	0.00	% [7]	0.00	% [7]

$221,131		$423,377		$448,037		$507,271		$569,518
252%		165%		113%		43%		45%

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2009
Net Asset Value, Beginning of Period	$15.23
Income From Investment Operations:
Net investment income (loss)	0.06	[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.63)
TOTAL FROM INVESTMENT OPERATIONS	(1.57)
Less Distributions:
Distributions from net investment income	(0.07)
Distributions from net realized gain on investments and foreign currency transactions	--
TOTAL DISTRIBUTIONS	(0.07)
Net Asset Value, End of Period	$13.59
Total Return [4]	(10.33)%

Ratios to Average Net Assets:
Net expenses	2.10	% [6,7]
Net investment income (loss)	0.95	% [6]
Expense waiver/reimbursement [8]	0.02	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$77,786
Portfolio turnover	157%

1 Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 During the year ended October 31, 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on the total return.

6 Computed on an annualized basis.

7 The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.09%, 2.02%, 2.00%, 2.02%, 2.01% and 2.02% for the six months ended April 30, 2009 and for the years ended October 31, 2008, 2007, 2006, 2005 and 2004, respectively, after taking into account these expense reductions.

8 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

9 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,
2008		2007		2006	[1]	2005		2004
$27.05		$27.00		$24.28		$23.32		$21.96

0.02	[2]	(0.05	) [2]	(0.00	) [2,3]	0.02		(0.08	) [2]
(6.30)		4.46		3.28		0.99		1.44
(6.28)		4.41		3.28		1.01		1.36

--		--		--		(0.03)		--
(5.54)		(4.36)		(0.56)		(0.02)		--
(5.54)		(4.36)		(0.56)		(0.05)		--
$15.23		$27.05		$27.00		$24.28		$23.32
(28.27)%		18.89%		13.80%		4.35%		6.19	% [5]

2.03	% [7]	2.01	% [7]	2.03	% [7]	2.02	% [7]	2.02	% [7]
0.11%		(0.20)%		(0.01)%		0.18%		(0.31)%
0.01%		0.01%		0.00	% [9]	0.00	% [9]	0.00	% [9]

$88,572		$144,473		$145,655		$185,175		$215,206
252%		165%		113%		43%		45%

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2009
Net Asset Value, Beginning of Period	$15.90
Income From Investment Operations:
Net investment income	0.09	[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.70)
TOTAL FROM INVESTMENT OPERATIONS	(1.61)
Less Distributions:
Distributions from net investment income	(0.15)
Distributions from net realized gain on investments and foreign currency transactions	--
TOTAL DISTRIBUTIONS	(0.15)
Net Asset Value, End of Period	$14.14
Total Return [3]	(10.14)%

Ratios to Average Net Assets:
Net expenses	1.72	% [4,5]
Net investment income	1.27	% [4]
Expense waiver/reimbursement [6]	0.02	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$18,360
Portfolio turnover	157%

1 Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.71%, 1.69%, 1.67%, 1.68%, 1.66% and 1.69% for the six months ended April 30, 2009 and for the years ended October 31, 2008, 2007, 2006, 2005 and 2004, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,
2008		2007		2006	[1]	2005		2004
$27.98		$27.80		$24.94		$23.87		$22.54

0.07	[2]	0.03	[2]	0.07	[2]	0.09		0.01	[2]
(6.55)		4.61		3.40		1.04		1.45
(6.48)		4.64		3.47		1.13		1.46

(0.06)		(0.10)		(0.05)		(0.04)		(0.13)
(5.54)		(4.36)		(0.56)		(0.02)		--
(5.60)		(4.46)		(0.61)		(0.06)		(0.13)
$15.90		$27.98		$27.80		$24.94		$23.87
(28.05)%		19.26%		14.22%		4.73%		6.49%

1.70	% [5]	1.68	% [5]	1.69	% [5]	1.67	% [5]	1.69	% [5]
0.33%		0.11%		0.28%		0.46%		0.03%
0.01%		0.01%		0.00	% [7]	0.00	% [7]	0.00	% [7]

$39,155		$19,768		$13,669		$7,389		$9,345
252%		165%		113%		43%		45%

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 900.40	$ 5.80
Class B Shares	$1,000	$ 896.40	$10.11
Class C Shares	$1,000	$ 896.70	$ 9.88
Class K Shares	$1,000	$ 898.60	$ 8.10
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.70	$ 6.16
Class B Shares	$1,000	$1,014.13	$10.74
Class C Shares	$1,000	$1,014.38	$10.49
Class K Shares	$1,000	$1,016.27	$ 8.60

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.23%
Class B Shares	2.15%
Class C Shares	2.10%
Class K Shares	1.72%

Portfolio of Investments Summary Table (unaudited)

At April 30, 2009, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Information Technology	19.8%
Energy	14.9%
Consumer Discretionary	13.8%
Financials	11.8%
Health Care	10.6%
Industrials	10.0%
Consumer Staples	8.9%
Materials	4.0%
Utilities	2.5%
Telecommunication Services	1.3%
Cash Equivalents [2]	3.9%
Other Assets and Liabilities--Net [3]	(1.5)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--97.6%
		Consumer Discretionary--13.8%
670,500		Advance Auto Parts, Inc.	$29,334,375
498,600		D.R. Horton, Inc.	6,506,730
326,300		Harley Davidson, Inc.	7,230,808
300,600		Johnson Controls, Inc.	5,714,406
146,100	[1]	Kohl's Corp.	6,625,635
1,555,700	[1]	Las Vegas Sands Corp.	12,165,574
848,000		Lowe's Cos., Inc.	18,232,000
701,490		McDonald's Corp.	37,382,402
203,900		Polo Ralph Lauren Corp., Class A	10,977,976
630,200		Starwood Hotels & Resorts Worldwide, Inc.	13,145,972
966,400		Yum! Brands, Inc.	32,229,440
		TOTAL	179,545,318
		Consumer Staples--8.9%
645,600		Kellogg Co.	27,186,216
1,530,200		Kroger Co.	33,082,924
651,929		Nestle SA	21,202,785
659,700		Wal-Mart Stores, Inc.	33,248,880
		TOTAL	114,720,805
		Energy--14.9%
344,200		Anadarko Petroleum Corp.	14,821,252
296,500		Apache Corp.	21,602,990
422,000		Chevron Corp.	27,894,200
347,100		Devon Energy Corp.	17,997,135
403,197		Exxon Mobil Corp.	26,881,144
746,700	[1]	Petroleo Brasileiro SA, ADR	25,066,719
501,100		Schlumberger Ltd.	24,548,889
224,500	[1]	Transocean Ltd.	15,149,260
558,750		XTO Energy, Inc.	19,366,275
		TOTAL	193,327,864
Shares			Value
		COMMON STOCKS--continued
		Financials--11.8%
434,600		Bank of New York Mellon Corp.	$11,073,608
195,700		Goldman Sachs Group, Inc.	25,147,450
686,700		J.P. Morgan Chase & Co.	22,661,100
652,300		Legg Mason, Inc.	13,091,661
370,000		MetLife, Inc.	11,007,500
189,900		PNC Financial Services Group	7,539,030
334,900		The Travelers Cos., Inc.	13,777,786
1,372,400		U.S. Bancorp	25,005,128
1,169,600		Wells Fargo & Co.	23,403,696
		TOTAL	152,706,959
		Health Care--10.6%
842,800		Baxter International, Inc.	40,875,800
210,600		Becton, Dickinson & Co.	12,737,088
376,300	[1]	Cephalon, Inc.	24,689,043
410,700	[1]	Gilead Sciences, Inc.	18,810,060
374,400		Teva Pharmaceutical Industries Ltd., ADR	16,432,416
555,300		Wyeth	23,544,720
		TOTAL	137,089,127
		Industrials--10.0%
427,000	[1]	Jacobs Engineering Group, Inc.	16,243,080
630,000		Norfolk Southern Corp.	22,478,400
687,000		Raytheon Co.	31,073,010
637,600		Robert Half International, Inc.	15,315,152
865,500		Tyco International Ltd.	20,564,280
488,200		United Technologies Corp.	23,843,688
		TOTAL	129,517,610
		Information Technology--19.8%
1,262,500	[1]	Broadcom Corp.	29,277,375
1,363,333	[1]	Cisco Systems, Inc.	26,339,594
853,900		Corning, Inc.	12,484,018
2,764,500	[1]	EMC Corp.	34,639,185
629,600	[1]	Electronic Arts, Inc.	12,812,360
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
437,600		Hewlett-Packard Co.	$15,744,848
974,300		Intel Corp.	15,374,454
680,600		Microsoft Corp.	13,788,956
1,553,500	[1]	NVIDIA Corp.	17,834,180
1,654,100		Nokia Oyj, Class A, ADR	23,388,974
1,324,000	[1]	Oracle Corp.	25,606,160
696,200		Qualcomm, Inc.	29,463,184
		TOTAL	256,753,288
		Materials--4.0%
167,900		BHP Billiton Ltd., ADR	8,082,706
411,400		Barrick Gold Corp.	11,971,740
90,600		Rio Tinto PLC, ADR	14,763,270
662,900		United States Steel Corp.	17,599,995
		TOTAL	52,417,711
		Telecommunication Services--1.3%
573,700		Verizon Communications, Inc.	17,406,058
		Utilities--2.5%
388,300		Progress Energy, Inc.	13,248,796
665,600		Southern Co.	19,222,528
		TOTAL	32,471,324
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,180,041,951)	1,265,956,064
		MUTUAL FUND--3.9%
50,267,523	[2,3]	Prime Value Obligations Fund, Institutional Shares, 1.03% (AT NET ASSET VALUE)	50,267,523
		TOTAL INVESTMENTS--101.5% (IDENTIFIED COST $1,230,309,474) [4]	1,316,223,587
		OTHER ASSETS AND LIABILITIES - NET--(1.5)% [5]	(19,592,576)
		TOTAL NET ASSETS--100%	$1,296,631,011

1 Non-income producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$1,295,020,802
Level 2--Other Significant Observable Inputs	21,202,785
Level 3--Significant Unobservable Inputs	--
TOTAL	$1,316,223,587

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Total investments in securities, at value including $50,267,523 of investments in an affiliated issuer (Note 5) (identified cost $1,230,309,474)		$1,316,223,587
Cash		1,440
Cash denominated in foreign currencies (identified cost $521,589)		519,784
Income receivable		4,035,755
Receivable for investments sold		103,584,860
Receivable for shares sold		2,124,094
TOTAL ASSETS		1,426,489,520
Liabilities:
Payable for investments purchased	$126,604,732
Payable for shares redeemed	2,017,896
Payable for Directors'/Trustees' fee	2,258
Payable for distribution services fee (Note 5)	161,577
Payable for shareholder services fee (Note 5)	483,521
Accrued expenses	588,525
TOTAL LIABILITIES		129,858,509
Net assets for 91,641,922 shares outstanding		$1,296,631,011
Net Assets Consist of:
Paid-in capital		$1,686,286,755
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		85,910,859
Accumulated net realized loss on investments, foreign currency transactions, futures contracts and written option contracts		(482,043,677)
Undistributed net investment income		6,477,074
TOTAL NET ASSETS		$1,296,631,011

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($858,120,421 ÷ 60,073,743 shares outstanding), no par value, unlimited shares authorized	$14.28
Offering price per share (100/94.50 of $14.28)	$15.11
Redemption proceeds per share	$14.28
Class B Shares:
Net asset value per share ($168,828,999 ÷ 12,391,126 shares outstanding), no par value, unlimited shares authorized	$13.62
Offering price per share	$13.62
Redemption proceeds per share (94.50/100 of $13.62)	$12.87
Class C Shares:
Net asset value per share ($77,786,081 ÷ 5,722,352 shares outstanding), no par value, unlimited shares authorized	$13.59
Offering price per share	$13.59
Redemption proceeds per share (99.00/100 of $13.59)	$13.45
Class K Shares:
Net asset value per share ($18,359,554 ÷ 1,298,057 shares outstanding), no par value, unlimited shares authorized	$14.14
Offering price per share	$14.14
Redemption proceeds per share	$14.14
Institutional Shares:
Net asset value per share ($173,535,956 ÷ 12,156,644 shares outstanding), no par value, unlimited shares authorized	$14.27
Offering price per share	$14.27
Redemption proceeds per share	$14.27

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2009 (unaudited)

Investment Income:
Dividends (including $572,398 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $342,190)		$17,913,876
Interest		910,388
TOTAL INCOME		18,824,264
Expenses:
Investment adviser fee (Note 5)	$4,666,331
Administrative personnel and services fee (Note 5)	483,571
Custodian fees	46,880
Transfer and dividend disbursing agent fees and expenses--Class A Shares	855,843
Transfer and dividend disbursing agent fees and expenses--Class B Shares	254,372
Transfer and dividend disbursing agent fees and expenses--Class C Shares	92,618
Transfer and dividend disbursing agent fees and expenses--Class K Shares	58,056
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	63,489
Directors'/Trustees' fees	5,933
Auditing fees	13,885
Legal fees	4,401
Portfolio accounting fees	98,436
Distribution services fee--Class B Shares (Note 5)	673,105
Distribution services fee--Class C Shares (Note 5)	291,924
Distribution services fee--Class K Shares (Note 5)	82,034
Shareholder services fee--Class A Shares (Note 5)	1,009,272
Shareholder services fee--Class B Shares (Note 5)	224,369
Shareholder services fee--Class C Shares (Note 5)	94,278
Account administration fee--Class A Shares	25,036
Account administration fee--Class C Shares	1,095
Share registration costs	44,491
Printing and postage	72,141
Insurance premiums	4,539
Miscellaneous	5,437
TOTAL EXPENSES	9,171,536

Statement of Operations-continued

Waiver, Reimbursements and Expense Reduction:
Reimbursement of investment adviser fee (Note 5)	$(29,787)
Waiver of administrative personnel and services fee (Note 5)	(10,094)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class A Shares (Note 5)	(59,837)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Shares (Note 5)	(1,967)
Reimbursement of shareholder services fee--Class A Shares (Note 5)	(298,789)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(95,377)
TOTAL WAIVER, REIMBURSEMENTS AND EXPENSE REDUCTION		$(495,851)
Net expenses			$8,675,685
Net investment income			10,148,579
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(294,919,240)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			147,751,970
Net realized and unrealized loss on investments and foreign currency transactions			(147,167,270)
Change in net assets resulting from operations			$(137,018,691)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2009	Year Ended 10/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,148,579	$11,654,580
Net realized loss on investments and foreign currency transactions	(294,919,240)	(165,689,372)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	147,751,970	(384,676,782)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(137,018,691)	(538,711,574)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(9,327,315)	(9,287,303)
Class B Shares	(582,124)	--
Class C Shares	(406,255)	--
Class K Shares	(388,347)	(56,795)
Institutional Shares	(1,568,758)	--
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	--	(280,652,380)
Class B Shares	--	(85,611,210)
Class C Shares	--	(29,312,332)
Class K Shares	--	(3,928,786)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,272,799)	(408,848,806)
Share Transactions:
Proceeds from sale of shares	303,459,003	481,922,779
Proceeds from shares issued in connection with the tax-free transfer of assets from Suburban Common Trust Fund	4,843,111	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Clearfield Bank Common Trust Fund	2,596,634	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Central Bank Core Equity Fund	--	42,103,041
Net asset value of shares issued to shareholders in payment of distributions declared	9,337,834	359,161,924
Cost of shares redeemed	(238,227,218)	(593,249,539)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	82,009,364	289,938,205
Change in net assets	(67,282,126)	(657,622,175)
Net Assets:
Beginning of period	1,363,913,137	2,021,535,312
End of period (including undistributed net investment income of $6,477,074 and $8,601,294, respectively)	$1,296,631,011	$1,363,913,137

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.

Effective December 31, 2007, the Fund began offering Institutional Shares.

On December 19, 2008, the Fund received assets from Suburban Common Trust Fund as a result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Suburban Common Trust Fund Net Assets Received	Unrealized Depreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
324,388	$4,843,111	$(2,305,234)	$1,294,808,821	$1,299,651,932

1 Unrealized Depreciation is included in the Suburban Common Trust Fund Net Assets Received amount shown above.

On November 14, 2008, the Fund received assets from Clearfield Bank Common Trust Fund as a result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Clearfield Bank Common Trust Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
175,330	$2,596,634	$206,477	$1,262,255,683	$1,264,852,317

1 Unrealized Appreciation is included in the Clearfield Bank Common Trust Fund Net Assets Received amount shown above.

On May 9, 2008, the Fund received assets from Central Bank Core Equity Fund as a result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Central Bank Core Equity Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,017,395	$42,103,041	$8,921,086	$1,762,228,108	$1,804,331,149

1 Unrealized Appreciation is included in the Central Bank Core Equity Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2009, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	12,018,024	$170,418,322	16,853,104	$336,236,946
Shares issued to shareholders in payment of distributions declared	535,205	7,781,880	11,739,668	249,902,539
Shares redeemed	(11,089,861)	(154,187,191)	(20,931,618)	(419,767,400)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,463,368	$24,013,011	7,661,154	$166,372,085

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	506,712	$6,843,334	791,872	$15,361,782
Shares issued to shareholders in payment of distributions declared	39,608	551,341	3,969,781	80,388,061
Shares redeemed	(2,664,351)	(35,564,177)	(5,889,752)	(112,993,395)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(2,118,031)	$(28,169,502)	(1,128,099)	$(17,243,552)

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	934,417	$12,597,605	1,340,717	$25,824,322
Shares issued to shareholders in payment of distributions declared	24,411	338,825	1,234,167	24,967,189
Shares redeemed	(1,052,465)	(13,850,164)	(2,099,452)	(40,351,015)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(93,637)	$(913,734)	475,432	$10,440,496

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	596,733	$8,394,588	2,119,876	$43,230,665
Shares issued to shareholders in payment of distributions declared	26,460	381,815	184,818	3,904,135
Shares redeemed	(1,787,022)	(25,066,825)	(549,210)	(10,724,702)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(1,163,829)	$(16,290,422)	1,755,484	$36,410,098

	Six Months Ended 4/30/2009		Period Ended 10/31/2008 [1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,610,044	$105,205,154	3,186,759	$61,269,064
Proceeds from shares issued in connection with the tax-free transfer of assets from Suburban Common Trust Fund	324,388	4,843,111	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Clearfield Bank Common Trust Fund	175,330	2,596,634	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Central Bank Core Equity Fund	--	--	2,017,395	42,103,041
Shares issued to shareholders in payment of distributions declared	19,544	283,973	--	--
Shares redeemed	(690,262)	(9,558,861)	(486,554)	(9,413,027)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	7,439,044	$103,370,011	4,717,600	$93,959,078
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	5,526,915	$82,009,364	13,481,571	$289,938,205

1 Reflects operations for the period from December 31, 2007 (date of initial investment) to October 31, 2008.

4. FEDERAL TAX INFORMATION

At April 30, 2009, the cost of investments for federal tax purposes was $1,230,309,474. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $85,914,113. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $125,344,337 and net unrealized depreciation from investments for those securities having an excess of cost over value of $39,430,224.

At October 31, 2008, the Fund had a capital loss carryforward of $119,632,508 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 3,770,787
2010	$ 2,978,206
2011	$ 978,641
2012	$ 1,306,623
2016	$110,598,251

As a result of the tax-free transfer of assets from Federated New Economy Fund, First Merit Equity Fund and Vintage Growth Fund certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, an affiliate of the adviser reimbursed $61,804 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $10,094 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2009, FSC retained $20,100 of fees paid by the Fund. For the six months ended April 30, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2009, FSC retained $38,714 in sales charges from the sale of Class A Shares. FSC also retained $5 of CDSC relating to redemptions of Class A Shares and $2,089 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $6,709 of Service Fees for the six months ended April 30, 2009. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2009, FSSC voluntarily reimbursed $298,789 of shareholder services fees. For the six months ended April 30, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares (after the voluntary waivers and reimbursements) will not exceed 1.23% for the fiscal year ending October 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through December 31, 2009.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2009, the Adviser reimbursed $29,787. Transactions with the affiliated company during the six months ended April 30, 2009 were as follows:

Affiliate	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	162,690,105	730,856,152	843,278,734	50,267,523	$50,267,523	$572,398

6. EXPENSE REDUCTION

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2009, the Fund's expenses were reduced by $95,377 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2009, were as follows:

Purchases	$1,975,694,690
Sales	$1,877,814,090

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has concluded that the adoption of FAS 161 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4) which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED CAPITAL APPRECIATION FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172701
Cusip 314172800
Cusip 314172883
Cusip 314172594

G01649-05 (6/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Capital Appreciation Fund

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	4/30/2009		10/31/2008	[1]
Net Asset Value, Beginning of Period	$16.06		$21.34
Income From Investment Operations:
Net investment income	0.14	[2]	0.15	[2]
Net realized and unrealized loss on investments and foreign currency transactions	(1.72)		(5.43)
TOTAL FROM INVESTMENT OPERATIONS	(1.58)		(5.28)
Less Distributions:
Distributions from net investment income	(0.21)		--
Net Asset Value, End of Period	$14.27		$16.06
Total Return [3]	(9.84)%		(24.74)%

Ratios to Average Net Assets:
Net expenses	0.97	% [4,5]	0.96	% [4,5]
Net investment income	2.02	% [4]	0.93	% [4]
Expense waiver/reimbursement [6]	0.02	% [4]	0.02	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$173,536		$75,775
Portfolio turnover	157%		252	% [7]

1 Reflects operations for the period from December 31, 2007 (date of initial investment) to October 31, 2008.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 0.96% and 0.94% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2008.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period [1]
Actual	$1,000	$ 901.60	$4.57
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.98	$4.86

1 Expenses are equal to the Fund's annualized net expense ratio of 0.97%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Table (unaudited)

At April 30, 2009, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Information Technology	19.8%
Energy	14.9%
Consumer Discretionary	13.8%
Financials	11.8%
Health Care	10.6%
Industrials	10.0%
Consumer Staples	8.9%
Materials	4.0%
Utilities	2.5%
Telecommunication Services	1.3%
Cash Equivalents [2]	3.9%
Other Assets and Liabilities--Net [3]	(1.5)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--97.6%
		Consumer Discretionary--13.8%
670,500		Advance Auto Parts, Inc.	$29,334,375
498,600		D.R. Horton, Inc.	6,506,730
326,300		Harley Davidson, Inc.	7,230,808
300,600		Johnson Controls, Inc.	5,714,406
146,100	[1]	Kohl's Corp.	6,625,635
1,555,700	[1]	Las Vegas Sands Corp.	12,165,574
848,000		Lowe's Cos., Inc.	18,232,000
701,490		McDonald's Corp.	37,382,402
203,900		Polo Ralph Lauren Corp., Class A	10,977,976
630,200		Starwood Hotels & Resorts Worldwide, Inc.	13,145,972
966,400		Yum! Brands, Inc.	32,229,440
		TOTAL	179,545,318
		Consumer Staples--8.9%
645,600		Kellogg Co.	27,186,216
1,530,200		Kroger Co.	33,082,924
651,929		Nestle SA	21,202,785
659,700		Wal-Mart Stores, Inc.	33,248,880
		TOTAL	114,720,805
		Energy--14.9%
344,200		Anadarko Petroleum Corp.	14,821,252
296,500		Apache Corp.	21,602,990
422,000		Chevron Corp.	27,894,200
347,100		Devon Energy Corp.	17,997,135
403,197		Exxon Mobil Corp.	26,881,144
746,700	[1]	Petroleo Brasileiro SA, ADR	25,066,719
501,100		Schlumberger Ltd.	24,548,889
224,500	[1]	Transocean Ltd.	15,149,260
558,750		XTO Energy, Inc.	19,366,275
		TOTAL	193,327,864
Shares			Value
		COMMON STOCKS--continued
		Financials--11.8%
434,600		Bank of New York Mellon Corp.	$11,073,608
195,700		Goldman Sachs Group, Inc.	25,147,450
686,700		J.P. Morgan Chase & Co.	22,661,100
652,300		Legg Mason, Inc.	13,091,661
370,000		MetLife, Inc.	11,007,500
189,900		PNC Financial Services Group	7,539,030
334,900		The Travelers Cos., Inc.	13,777,786
1,372,400		U.S. Bancorp	25,005,128
1,169,600		Wells Fargo & Co.	23,403,696
		TOTAL	152,706,959
		Health Care--10.6%
842,800		Baxter International, Inc.	40,875,800
210,600		Becton, Dickinson & Co.	12,737,088
376,300	[1]	Cephalon, Inc.	24,689,043
410,700	[1]	Gilead Sciences, Inc.	18,810,060
374,400		Teva Pharmaceutical Industries Ltd., ADR	16,432,416
555,300		Wyeth	23,544,720
		TOTAL	137,089,127
		Industrials--10.0%
427,000	[1]	Jacobs Engineering Group, Inc.	16,243,080
630,000		Norfolk Southern Corp.	22,478,400
687,000		Raytheon Co.	31,073,010
637,600		Robert Half International, Inc.	15,315,152
865,500		Tyco International Ltd.	20,564,280
488,200		United Technologies Corp.	23,843,688
		TOTAL	129,517,610
		Information Technology--19.8%
1,262,500	[1]	Broadcom Corp.	29,277,375
1,363,333	[1]	Cisco Systems, Inc.	26,339,594
853,900		Corning, Inc.	12,484,018
2,764,500	[1]	EMC Corp.	34,639,185
629,600	[1]	Electronic Arts, Inc.	12,812,360
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
437,600		Hewlett-Packard Co.	$15,744,848
974,300		Intel Corp.	15,374,454
680,600		Microsoft Corp.	13,788,956
1,553,500	[1]	NVIDIA Corp.	17,834,180
1,654,100		Nokia Oyj, Class A, ADR	23,388,974
1,324,000	[1]	Oracle Corp.	25,606,160
696,200		Qualcomm, Inc.	29,463,184
		TOTAL	256,753,288
		Materials--4.0%
167,900		BHP Billiton Ltd., ADR	8,082,706
411,400		Barrick Gold Corp.	11,971,740
90,600		Rio Tinto PLC, ADR	14,763,270
662,900		United States Steel Corp.	17,599,995
		TOTAL	52,417,711
		Telecommunication Services--1.3%
573,700		Verizon Communications, Inc.	17,406,058
		Utilities--2.5%
388,300		Progress Energy, Inc.	13,248,796
665,600		Southern Co.	19,222,528
		TOTAL	32,471,324
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,180,041,951)	1,265,956,064
		MUTUAL FUND--3.9%
50,267,523	[2,3]	Prime Value Obligations Fund, Institutional Shares, 1.03% (AT NET ASSET VALUE)	50,267,523
		TOTAL INVESTMENTS--101.5% (IDENTIFIED COST $1,230,309,474) [4]	1,316,223,587
		OTHER ASSETS AND LIABILITIES - NET--(1.5)% [5]	(19,592,576)
		TOTAL NET ASSETS--100%	$1,296,631,011

1 Non-income producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$1,295,020,802
Level 2--Other Significant Observable Inputs	21,202,785
Level 3--Significant Unobservable Inputs	--
TOTAL	$1,316,223,587

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Total investments in securities, at value including $50,267,523 of investments in an affiliated issuer (Note 5) (identified cost $1,230,309,474)		$1,316,223,587
Cash		1,440
Cash denominated in foreign currencies (identified cost $521,589)		519,784
Income receivable		4,035,755
Receivable for investments sold		103,584,860
Receivable for shares sold		2,124,094
TOTAL ASSETS		1,426,489,520
Liabilities:
Payable for investments purchased	$126,604,732
Payable for shares redeemed	2,017,896
Payable for Directors'/Trustees' fee	2,258
Payable for distribution services fee (Note 5)	161,577
Payable for shareholder services fee (Note 5)	483,521
Accrued expenses	588,525
TOTAL LIABILITIES		129,858,509
Net assets for 91,641,922 shares outstanding		$1,296,631,011
Net Assets Consist of:
Paid-in capital		$1,686,286,755
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		85,910,859
Accumulated net realized loss on investments, foreign currency transactions, futures contracts and written option contracts		(482,043,677)
Undistributed net investment income		6,477,074
TOTAL NET ASSETS		$1,296,631,011

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($858,120,421 ÷ 60,073,743 shares outstanding), no par value, unlimited shares authorized	$14.28
Offering price per share (100/94.50 of $14.28)	$15.11
Redemption proceeds per share	$14.28
Class B Shares:
Net asset value per share ($168,828,999 ÷ 12,391,126 shares outstanding), no par value, unlimited shares authorized	$13.62
Offering price per share	$13.62
Redemption proceeds per share (94.50/100 of $13.62)	$12.87
Class C Shares:
Net asset value per share ($77,786,081 ÷ 5,722,352 shares outstanding), no par value, unlimited shares authorized	$13.59
Offering price per share	$13.59
Redemption proceeds per share (99.00/100 of $13.59)	$13.45
Class K Shares:
Net asset value per share ($18,359,554 ÷ 1,298,057 shares outstanding), no par value, unlimited shares authorized	$14.14
Offering price per share	$14.14
Redemption proceeds per share	$14.14
Institutional Shares:
Net asset value per share ($173,535,956 ÷ 12,156,644 shares outstanding), no par value, unlimited shares authorized	$14.27
Offering price per share	$14.27
Redemption proceeds per share	$14.27

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2009 (unaudited)

Investment Income:
Dividends (including $572,398 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $342,190)		$17,913,876
Interest		910,388
TOTAL INCOME		18,824,264
Expenses:
Investment adviser fee (Note 5)	$4,666,331
Administrative personnel and services fee (Note 5)	483,571
Custodian fees	46,880
Transfer and dividend disbursing agent fees and expenses--Class A Shares	855,843
Transfer and dividend disbursing agent fees and expenses--Class B Shares	254,372
Transfer and dividend disbursing agent fees and expenses--Class C Shares	92,618
Transfer and dividend disbursing agent fees and expenses--Class K Shares	58,056
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	63,489
Directors'/Trustees' fees	5,933
Auditing fees	13,885
Legal fees	4,401
Portfolio accounting fees	98,436
Distribution services fee--Class B Shares (Note 5)	673,105
Distribution services fee--Class C Shares (Note 5)	291,924
Distribution services fee--Class K Shares (Note 5)	82,034
Shareholder services fee--Class A Shares (Note 5)	1,009,272
Shareholder services fee--Class B Shares (Note 5)	224,369
Shareholder services fee--Class C Shares (Note 5)	94,278
Account administration fee--Class A Shares	25,036
Account administration fee--Class C Shares	1,095
Share registration costs	44,491
Printing and postage	72,141
Insurance premiums	4,539
Miscellaneous	5,437
TOTAL EXPENSES	9,171,536

Statement of Operations-continued

Waiver, Reimbursements and Expense Reduction:
Reimbursement of investment adviser fee (Note 5)	$(29,787)
Waiver of administrative personnel and services fee (Note 5)	(10,094)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class A Shares (Note 5)	(59,837)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Shares (Note 5)	(1,967)
Reimbursement of shareholder services fee--Class A Shares (Note 5)	(298,789)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(95,377)
TOTAL WAIVER, REIMBURSEMENTS AND EXPENSE REDUCTION		$(495,851)
Net expenses			$8,675,685
Net investment income			10,148,579
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(294,919,240)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			147,751,970
Net realized and unrealized loss on investments and foreign currency transactions			(147,167,270)
Change in net assets resulting from operations			$(137,018,691)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2009	Year Ended 10/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,148,579	$11,654,580
Net realized loss on investments and foreign currency transactions	(294,919,240)	(165,689,372)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	147,751,970	(384,676,782)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(137,018,691)	(538,711,574)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(9,327,315)	(9,287,303)
Class B Shares	(582,124)	--
Class C Shares	(406,255)	--
Class K Shares	(388,347)	(56,795)
Institutional Shares	(1,568,758)	--
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	--	(280,652,380)
Class B Shares	--	(85,611,210)
Class C Shares	--	(29,312,332)
Class K Shares	--	(3,928,786)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,272,799)	(408,848,806)
Share Transactions:
Proceeds from sale of shares	303,459,003	481,922,779
Proceeds from shares issued in connection with the tax-free transfer of assets from Suburban Common Trust Fund	4,843,111	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Clearfield Bank Common Trust Fund	2,596,634	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Central Bank Core Equity Fund	--	42,103,041
Net asset value of shares issued to shareholders in payment of distributions declared	9,337,834	359,161,924
Cost of shares redeemed	(238,227,218)	(593,249,539)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	82,009,364	289,938,205
Change in net assets	(67,282,126)	(657,622,175)
Net Assets:
Beginning of period	1,363,913,137	2,021,535,312
End of period (including undistributed net investment income of $6,477,074 and $8,601,294, respectively)	$1,296,631,011	$1,363,913,137

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares, Class C Shares and Class K Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.

Effective December 31, 2007, the Fund began offering Institutional Shares.

On December 19, 2008, the Fund received assets from Suburban Common Trust Fund as a result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Suburban Common Trust Fund Net Assets Received	Unrealized Depreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
324,388	$4,843,111	$(2,305,234)	$1,294,808,821	$1,299,651,932

1 Unrealized Depreciation is included in the Suburban Common Trust Fund Net Assets Received amount shown above.

On November 14, 2008, the Fund received assets from Clearfield Bank Common Trust Fund as a result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Clearfield Bank Common Trust Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
175,330	$2,596,634	$206,477	$1,262,255,683	$1,264,852,317

1 Unrealized Appreciation is included in the Clearfield Bank Common Trust Fund Net Assets Received amount shown above.

On May 9, 2008, the Fund received assets from Central Bank Core Equity Fund as a result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Central Bank Core Equity Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,017,395	$42,103,041	$8,921,086	$1,762,228,108	$1,804,331,149

1 Unrealized Appreciation is included in the Central Bank Core Equity Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2009, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	12,018,024	$170,418,322	16,853,104	$336,236,946
Shares issued to shareholders in payment of distributions declared	535,205	7,781,880	11,739,668	249,902,539
Shares redeemed	(11,089,861)	(154,187,191)	(20,931,618)	(419,767,400)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,463,368	$24,013,011	7,661,154	$166,372,085

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	506,712	$6,843,334	791,872	$15,361,782
Shares issued to shareholders in payment of distributions declared	39,608	551,341	3,969,781	80,388,061
Shares redeemed	(2,664,351)	(35,564,177)	(5,889,752)	(112,993,395)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(2,118,031)	$(28,169,502)	(1,128,099)	$(17,243,552)

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	934,417	$12,597,605	1,340,717	$25,824,322
Shares issued to shareholders in payment of distributions declared	24,411	338,825	1,234,167	24,967,189
Shares redeemed	(1,052,465)	(13,850,164)	(2,099,452)	(40,351,015)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(93,637)	$(913,734)	475,432	$10,440,496

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	596,733	$8,394,588	2,119,876	$43,230,665
Shares issued to shareholders in payment of distributions declared	26,460	381,815	184,818	3,904,135
Shares redeemed	(1,787,022)	(25,066,825)	(549,210)	(10,724,702)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(1,163,829)	$(16,290,422)	1,755,484	$36,410,098

	Six Months Ended 4/30/2009		Period Ended 10/31/2008 [1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,610,044	$105,205,154	3,186,759	$61,269,064
Proceeds from shares issued in connection with the tax-free transfer of assets from Suburban Common Trust Fund	324,388	4,843,111	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Clearfield Bank Common Trust Fund	175,330	2,596,634	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Central Bank Core Equity Fund	--	--	2,017,395	42,103,041
Shares issued to shareholders in payment of distributions declared	19,544	283,973	--	--
Shares redeemed	(690,262)	(9,558,861)	(486,554)	(9,413,027)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	7,439,044	$103,370,011	4,717,600	$93,959,078
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	5,526,915	$82,009,364	13,481,571	$289,938,205

1 Reflects operations for the period from December 31, 2007 (date of initial investment) to October 31, 2008.

4. FEDERAL TAX INFORMATION

At April 30, 2009, the cost of investments for federal tax purposes was $1,230,309,474. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $85,914,113. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $125,344,337 and net unrealized depreciation from investments for those securities having an excess of cost over value of $39,430,224.

At October 31, 2008, the Fund had a capital loss carryforward of $119,632,508 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 3,770,787
2010	$ 2,978,206
2011	$ 978,641
2012	$ 1,306,623
2016	$110,598,251

As a result of the tax-free transfer of assets from Federated New Economy Fund, First Merit Equity Fund and Vintage Growth Fund certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, an affiliate of the adviser reimbursed $61,804 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $10,094 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2009, FSC retained $20,100 of fees paid by the Fund. For the six months ended April 30, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2009, FSC retained $38,714 in sales charges from the sale of Class A Shares. FSC also retained $5 of CDSC relating to redemptions of Class A Shares and $2,089 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $6,709 of Service Fees for the six months ended April 30, 2009. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2009, FSSC voluntarily reimbursed $298,789 of shareholder services fees. For the six months ended April 30, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares (after the voluntary waivers and reimbursements) will not exceed 1.23% for the fiscal year ending October 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through December 31, 2009.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2009, the Adviser reimbursed $29,787. Transactions with the affiliated company during the six months ended April 30, 2009 were as follows:

Affiliate	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	162,690,105	730,856,152	843,278,734	50,267,523	$50,267,523	$572,398

6. EXPENSE REDUCTION

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2009, the Fund's expenses were reduced by $95,377 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2009, were as follows:

Purchases	$1,975,694,690
Sales	$1,877,814,090

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has concluded that the adoption of FAS 161 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4) which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED CAPITAL APPRECIATION FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172396

38636 (6/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Kaufmann Fund

Established 2001

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2009

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2009
Net Asset Value, Beginning of Period	$3.80
Income From Investment Operations:
Net investment income (loss)	0.01
Net realized and unrealized gain (loss) on investments, written options, futures contracts and foreign currency transactions	(0.27)
TOTAL FROM INVESTMENT OPERATIONS	(0.26)
Less Distributions:
Distributions from net realized gain on investments, written options and foreign currency transactions	--
Net Asset Value, End of Period	$3.54
Total Return [2]	(6.84)%

Ratios to Average Net Assets:
Net expenses	1.95	% [4,5]
Net investment income (loss)	0.09	% [4]
Expense waiver/reimbursement [6]	0.32	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,841,544
Portfolio turnover	36%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.95%, 1.95% and 1.95% for the six months ended April 30, 2009 and for the years ended October 31, 2008 and 2007, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,
2008		2007		2006		2005		2004
$7.03		$6.08		$5.51		$5.11		$4.90

(0.03	) [1]	(0.04	) [1]	(0.06	) [1]	(0.05	) [1]	(0.06	) [1]
(2.57)		1.73		0.96		0.74		0.31
(2.60)		1.69		0.90		0.69		0.25

(0.63)		(0.74)		(0.33)		(0.29)		(0.04)
$3.80		$7.03		$6.08		$5.51		$5.11
(40.38)%		31.07%		17.06%		14.05%		5.24	% [3]

1.95	% [5]	1.95	% [5]	1.95%		1.93%		1.95%
(0.56)%		(0.63)%		(0.98)%		(1.00)%		(1.29)%
0.23%		0.22%		0.22%		0.21%		0.21%

$2,158,140		$3,730,840		$2,884,118		$2,166,468		$1,172,380
78%		49%		64%		71%		73%

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2009
Net Asset Value, Beginning of Period	$3.62
Income From Investment Operations:
Net investment income (loss)	(0.03)
Net realized and unrealized gain (loss) on investments, written options, futures contracts and foreign currency transactions	(0.23)
TOTAL FROM INVESTMENT OPERATIONS	(0.26)
Less Distributions:
Distributions from net realized gain on investments, written options and foreign currency transactions	--
Net Asset Value, End of Period	$3.36
Total Return [2]	(7.18)%

Ratios to Average Net Assets:
Net expenses	2.50	% [4,5]
Net investment income (loss)	(0.46	)% [4]
Expense waiver/reimbursement [6]	0.27	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$526,252
Portfolio turnover	36%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.50%, 2.50% and 2.50% for the six months ended April 30, 2009 and for the years ended October 31, 2008 and 2007, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,
2008		2007		2006		2005		2004
$6.75		$5.89		$5.38		$5.02		$4.84

(0.06	) [1]	(0.07	) [1]	(0.09	) [1]	(0.08	) [1]	(0.09	) [1]
(2.44)		1.67		0.93		0.73		0.31
(2.50)		1.60		0.84		0.65		0.22

(0.63)		(0.74)		(0.33)		(0.29)		(0.04)
$3.62		$6.75		$5.89		$5.38		$5.02
(40.60)%		30.45%		16.32%		13.47%		4.68	% [3]

2.50	% [5]	2.50	% [5]	2.50%		2.49%		2.50%
(1.11)%		(1.18)%		(1.54)%		(1.56)%		(1.84)%
0.19%		0.18%		0.18%		0.16%		0.16%

$651,474		$1,362,195		$1,184,964		$1,102,133		$993,477
78%		49%		64%		71%		73%

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2009
Net Asset Value, Beginning of Period	$3.62
Income From Investment Operations:
Net investment income (loss)	(0.02)
Net realized and unrealized gain (loss) on investments, written options, futures contracts and foreign currency transactions	(0.24)
TOTAL FROM INVESTMENT OPERATIONS	(0.26)
Less Distributions:
Distributions from net realized gain on investments, written options and foreign currency transactions	--
Net Asset Value, End of Period	$3.36
Total Return [2]	(7.18)%

Ratios to Average Net Assets:
Net expenses	2.50	% [4,5]
Net investment income (loss)	(0.46	)% [4]
Expense waiver/reimbursement [6]	0.27	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$583,216
Portfolio turnover	36%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.50%, 2.50% and 2.50% for the six months ended April 30, 2009 and for the years ended October 31, 2008 and 2007, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,
2008		2007		2006		2005		2004
$6.75		$5.89		$5.38		$5.02		$4.84

(0.06	) [1]	(0.07	) [1]	(0.09	) [1]	(0.08	) [1]	(0.09	) [1]
(2.44)		1.67		0.93		0.73		0.31
(2.50)		1.60		0.84		0.65		0.22

(0.63)		(0.74)		(0.33)		(0.29)		(0.04)
$3.62		$6.75		$5.89		$5.38		$5.02
(40.60)%		30.45%		16.31%		13.47%		4.68	% [3]

2.50	% [5]	2.50	% [5]	2.50%		2.49%		2.50%
(1.11)%		(1.18)%		(1.54)%		(1.56)%		(1.84)%
0.19%		0.18%		0.18%		0.16%		0.16%

$707,980		$1,246,604		$918,502		$724,468		$554,799
78%		49%		64%		71%		73%

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transactions costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 931.60	$ 9.34
Class B Shares	$1,000	$ 928.20	$11.95
Class C Shares	$1,000	$ 928.20	$11.95
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.12	$ 9.74
Class B Shares	$1,000	$1,012.40	$12.47
Class C Shares	$1,000	$1,012.40	$12.47

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.95%
Class B Shares	2.50%
Class C Shares	2.50%

Portfolio of Investments Summary Table (unaudited)

At April 30, 2009, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Health Care	26.2%
Financials	17.4%
Industrials	10.0%
Information Technology	9.6%
Materials	6.1%
Consumer Discretionary	4.1%
Utilities	3.0%
Energy	2.9%
Telecommunication Services	2.6%
Consumer Staples	2.1%
Other Security [2]	0.3%
Securities Lending Collateral [3]	22.9%
Derivative Contracts [4]	0.2%
Security Sold Short	(0.3)%
Cash Equivalents [5]	14.5%
Other Assets and Liabilities--Net [6]	(21.6)%
TOTAL	100.0%

1 Except for Other Security, Securities Lending Collateral, Derivative Contracts, Security Sold Short, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Other Security includes a U.S. Treasury Security.

3 Cash collateral received from lending portfolio securities, which is invested in short-term investments such as repurchase agreements or money market mutual funds.

4 Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

5 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

6 Assets, other than investments in securities, derivative contracts and security sold short, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2009 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--76.2%
		Consumer Discretionary--2.9%
1,348,800	[1,2]	ATA, Inc., ADR	$6,609,120
403,100	[1,2,3,4]	B2W Companhia Global Do Varejo, GDR	12,653,309
3,351,300		Belle International Holdings	2,591,173
3,009,050		Bharat Forge Ltd.	7,729,458
855,825	[1]	Bridgepoint Education, Inc.	9,285,701
2,954,800	[1]	Cia Hering	11,946,358
808,095	[1]	Dolan Media Co.	9,624,411
489,477	[1]	Educomp Solutions Ltd.	24,518,374
215,950	[1]	Focus Media Holding Ltd., ADR	1,360,485
1,000,000	[1,3,4]	Hydrogen Corp.	33,000
12,156,700	[1,5]	Le Lis Blanc Deux Com e Confeccoes de Roupas SA	18,493,712
2,454,347	[2,5]	National CineMedia, Inc.	35,661,662
100,000	[1]	New Oriental Education & Technology Group, Inc., ADR	5,298,000
2,115,500	[1]	New World Department Store China	1,186,933
3,754,900		Parkson Retail Group Ltd.	4,737,035
55,000,000	[1]	REXLot Holdings Ltd.	3,224,271
885,200	[1]	SEB - Sistema Educacional Brasileiro SA	5,014,496
100,000		Thor Industries, Inc.	2,299,000
		TOTAL	162,266,498
		Consumer Staples--2.1%
100,000	[2]	Costco Wholesale Corp.	4,860,000
1,267,900	[1,2]	Heckmann Corp.	6,681,833
5,935,200	[1]	Hypermarcas SA	50,622,529
1,600,000		Philip Morris International, Inc.	57,920,000
		TOTAL	120,084,362
		Energy--2.7%
4,943,000	[1]	Atlas Acquisition Holdings Corp.	47,057,360
4,099,731	[1,2]	Dresser-Rand Group, Inc.	100,976,375
72,047	[1]	Southwestern Energy Co.	2,583,605
		TOTAL	150,617,340
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Financials--16.0%
801,050		Ace Ltd.	$37,104,636
135,252	[1,2]	Alleghany Corp.	34,308,022
1,000,000	[2]	Annaly Capital Management, Inc.	14,070,000
820,246		Axis Capital Holdings Ltd.	20,210,861
1,000,000		Bank of America Corp.	8,930,000
200,000	[2]	Blackrock, Inc.	29,304,000
8,718,450	[1,5]	Brasil Brokers Participacoes	10,753,930
1,600,000		Brookfield Asset Management, Inc., Class A	24,848,000
58,468,200	[5]	Chimera Investment Corp.	206,392,746
1	[1,3,6]	FA Private Equity Fund IV LP	903,048
1,250,000	[2]	Goldman Sachs Group, Inc.	160,625,000
350,000	[2]	Greenhill & Co., Inc.	27,135,500
1,347,650		Housing Development Finance Corp. Ltd.	46,987,511
1	[3,6]	Incuvest LLC	0
1	[1,3,6]	Infrastructure Fund	21,320
3,750,000	[2]	J.P. Morgan Chase & Co.	123,750,000
38,669		Parkway Properties, Inc.	536,339
1	[1,3,6]	Peachtree Leadscope LLC, Class C	3,250,000
1	[3,6]	Peachtree Leadscope LLC, Class A and B	0
2,504,100		Power Finance Corp.	7,779,411
1	[3,6]	Rocket Ventures II	68,098
2,209,767		Rural Electrification Corp. Ltd.	4,623,667
250,000	[2]	Vornado Realty Trust	12,222,500
5,418,564	[2]	Wells Fargo & Co.	108,425,466
1,000,000		Willis Group Holdings Ltd.	27,510,000
		TOTAL	909,760,055
		Health Care--24.4%
11,850,860	[1,2,5]	Alkermes, Inc.	90,659,079
1,247,072	[2]	Allergan, Inc.	58,188,380
305,300	[1,2]	Amylin Pharmaceuticals, Inc.	3,339,982
1	[3,6]	Apollo Investment Fund V	5,429,247
1	[6]	Ardais Corp.	6,977
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Health Care--continued
1	[6]	Ardais Corp.	$6,977
11,000,000	[1,2,5]	Arena Pharmaceuticals, Inc.	30,910,000
1,208,261	[1,2]	Athenahealth, Inc.	38,422,700
3,500,000	[1,2,5]	Auxilium Pharmaceutical, Inc.	80,150,000
3,250,000	[1,2]	BioMarin Pharmaceutical, Inc.	41,795,000
100,000		Bristol-Myers Squibb Co.	1,920,000
460,575	[1]	Chindex International, Inc.	3,772,109
3,634,700	[1,2,5]	Conceptus, Inc.	49,213,838
600,000	[1,3,4,5]	Conceptus, Inc.	8,124,000
625,000	[3]	Conceptus, Inc.	8,462,500
714,286	[3,5]	Conceptus, Inc.	9,671,432
500,000	[1,3,6]	Cortek, Inc.	0
7,400,000	[1,2,5]	Cubist Pharmaceuticals, Inc.	122,840,000
958,891	[1]	Cypress Biosciences, Inc.	6,904,015
200,000	[1]	DaVita, Inc.	9,274,000
1	[3,6]	Denovo Ventures I LP	2,888,232
4,916,800	[1,2,5]	Dexcom, Inc.	22,027,264
126,065	[1]	Dexcom, Inc. Restricted	564,771
1,367,900		Dishman Pharmaceuticals & Chemicals Ltd.	2,842,707
552,681	[1]	Durect Corp.	1,348,542
7,500,000	[1,2,5]	Dyax Corp.	14,700,000
1,250,000	[1,3]	Endologix, Inc.	2,950,000
4,401,017	[1,2,3,5]	Endologix, Inc.	10,386,400
4,155,556	[1]	Endologix, Inc.	9,807,112
5,081,706	[1,5]	Epigenomics AG	11,909,249
523,900		Hikma Pharmaceuticals PLC	3,007,091
4,000,000	[1,2]	Illumina, Inc.	149,400,000
2,545,895	[1,2,5]	Insulet Corp.	14,638,896
6,880,757	[1,2,5]	Isis Pharmaceuticals, Inc.	107,890,270
1	[3,6]	Latin Healthcare Fund	946,877
1,716,541	[1,2]	Masimo Corp.	49,608,035
2,468,900	[1,5]	Momenta Pharmaceuticals, Inc.	27,651,680
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Health Care--continued
3,866,433	[1,2,5]	Monogram Biosciences, Inc.	$10,323,377
1,000,000	[1,2]	Mylan Laboratories, Inc.	13,250,000
1,000,000	[1,2]	Nektar Therapeutics	5,600,000
3,900,000	[1,5]	Neurocrine Biosciences, Inc.	12,870,000
3,600,000	[1,5]	OSI Pharmaceuticals, Inc.	120,852,000
1,000,000	[1,2]	Orexigen Therapeutics, Inc.	2,840,000
5,049,212	[1,5]	Orthovita, Inc.	14,844,683
1	[3,6]	Peachtree Velquest	0
2,112,855		Piramal Healthcare Ltd.	9,832,753
3,755,840	[1,5]	Progenics Pharmaceuticals, Inc.	20,582,003
1,707,989	[1,2]	Protalix Biotherapeutics, Inc.	4,987,328
379,300	[1,2]	Regeneron Pharmaceuticals, Inc.	5,029,518
1,055,920	[1]	Repligen Corp.	4,487,660
500,000	[1,2]	ResMed, Inc.	19,225,000
2,000,000		Schering Plough Corp.	46,040,000
2,596,500	[1,2]	Seattle Genetics, Inc.	23,965,695
148,200	[1,2]	Sequenom, Inc.	536,484
274	[1,6]	Soteira, Inc.	343
1,696,945	[1,2]	Vical, Inc.	4,327,210
6,000,000	[1,2]	Warner Chilcott Ltd., Class A	58,740,000
1,000,000	[1]	WuXi PharmaTech Cayman, Inc., ADR	5,770,000
		TOTAL	1,385,761,416
		Industrials--9.0%
300,000	[1]	Aecom Technology Corp.	7,719,000
1,756,150		Asea Brown Boveri Ltd.	17,044,859
1,150,500		Bharat Heavy Electricals Ltd.	38,441,346
1,489,940	[2]	CLARCOR, Inc.	46,307,335
250,000		Con-way, Inc.	6,195,000
500,000	[1,2]	CoStar Group, Inc.	18,525,000
401,100	[1]	Copart, Inc.	12,590,529
1,180,873		Crompton Greaves Ltd.	3,828,633
200,000		Cummins, Inc.	6,800,000
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Industrials--continued
510,950	[1]	Delta Air Lines, Inc.	$3,152,561
400,000	[2]	Expeditors International Washington, Inc.	13,884,000
622,600	[1,2]	First Solar, Inc.	116,606,754
400,000	[1,2]	IHS, Inc., Class A	16,544,000
600,000	[1,2]	Iron Mountain, Inc.	17,094,000
10,000,000	[1,2]	Jet Blue Airways Corp.	49,300,000
3,408,864		Max India Ltd.	9,639,515
400,000		Precision Castparts Corp.	29,944,000
800,000	[1]	Quanta Services, Inc.	18,184,000
3,000,000	[1,2]	Ryanair Holdings PLC, ADR	82,050,000
10,000	[1]	TransDigm Group, Inc.	351,400
		TOTAL	514,201,932
		Information Technology--7.8%
282,507	[1]	Affiliated Computer Services, Inc., Class A	13,667,689
50,000	[1]	Amdocs Ltd.	1,046,500
1,125,000	[1,2]	Blackboard, Inc.	38,283,750
129,800	[1]	Ceragon Networks Ltd.	661,980
3,000,000	[1]	Comverse Technology, Inc.	21,450,000
1,200,000		Corning, Inc.	17,544,000
1,059,322	[3,6]	Expand Networks Ltd.	0
600,000		Lender Processing Services	17,196,000
600,000	[1,2]	ManTech International Corp., Class A	21,714,000
487,500	[2]	Mastercard, Inc.	89,431,875
1,500,000	[2]	Microchip Technology, Inc.	34,500,000
1,000,000	[1]	Microsemi Corp.	13,420,000
2,200,000	[1]	NIC, Inc.	11,880,000
3,400,000	[1,2]	ON Semiconductor Corp.	18,428,000
500,000	[1]	Oracle Corp.	9,670,000
500,000	[1]	Parametric Technology Corp.	5,575,000
1	[3,6]	Peachtree Open Networks	0
1,070,000	[1,5]	RADWARE Ltd.	6,890,800
3,709,800	[1]	Redecard SA	46,691,331
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Information Technology--continued
13,955		Samsung Electronics Co.	$6,440,075
1	[3,6]	Sensable Technologies, Inc. (Bridge Loan)	100,280
3,751,199	[3,6]	Sensable Technologies, Inc.	0
1,175,000	[1]	Solera Holdings, Inc.	26,813,500
1,523,200	[1,5]	TNS, Inc.	25,665,920
2,943,800	[1]	Telecity Group PLC	11,459,495
446,600	[1]	ValueClick, Inc.	4,733,960
		TOTAL	443,264,155
		Materials--5.9%
762,000		Ecolab, Inc.	29,375,100
36,367,300	[1]	Huabao International Holdings Ltd.	25,754,790
469,050	[1,2]	Intrepid Potash, Inc.	11,580,845
50,370,600	[1]	Lee & Man Paper Manufacturing Ltd.	37,631,061
500,000		Monsanto Co.	42,445,000
705,150	[1,2]	Mosaic Co./The	28,523,318
1,240,000	[2]	Newmont Mining Corp.	49,897,600
39,294,300		Nine Dragons Paper Holdings Ltd.	17,698,546
700,000		Potash Corp. of Saskatchewan, Inc.	60,543,000
1,000,000	[2]	Sociedad Quimica Y Minera de Chile, ADR	31,510,000
		TOTAL	334,959,260
		Telecommunication Services--2.5%
3,177,550	[1]	Bharti Airtel Ltd.	48,070,635
1,000,000	[2]	CenturyTel, Inc.	27,150,000
1,450,000	[2]	NTELOS Holdings Corp.	23,171,000
3,400,000	[1,2]	TW Telecom, Inc.	31,246,000
120,560		Tulip Telecom Ltd.	1,112,578
1,500,000		Windstream Corp.	12,450,000
		TOTAL	143,200,213
		Utilities--2.9%
2,470,638	[2]	American Water Works Co., Inc.	44,471,484
146,559	[1]	BF Utilities Ltd.	1,736,420
3,340,700	[1]	China Resources Power Holdings Co. Ltd.	7,473,999
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Utilities--continued
1,643,610	[1,3,4]	EDP Renovaveis SA	$13,441,093
1,284,500	[2]	ITC Holdings Corp.	55,914,285
1,425,300		Northeast Utilities Co.	29,959,806
740,750	[2]	Xcel Energy, Inc.	13,659,430
		TOTAL	166,656,517
		TOTAL COMMON STOCKS (IDENTIFIED COST $4,371,920,448)	4,330,771,748
		WARRANTS--0.0%
		Consumer Discretionary--0.0%
200,000	[1,6]	Hydrogen Corp., 8/22/2013	0
870,000	[1,6]	Hydrogen Corp., 10/23/2013	0
250,000	[1,6]	Hydrogen Corp., 5/5/2011	0
		TOTAL	0
		Health Care--0.0%
1,500,000	[1]	Advancis Pharmaceutical Corp., 4/12/2012	516,946
157,125	[1]	Avalon Pharmaceuticals, Inc., 5/24/2012	3,830
242,091	[1]	Cyclacel Pharmaceuticals, Inc., 2/17/2014	16,553
857,143	[1]	Cyclacel Pharmaceuticals, Inc., 4/28/2013	218,663
1,042,038	[1]	Favrille, Inc., 11/7/2012	91
461,121	[1]	Favrille, Inc., 3/7/2011	95
416,580	[1]	Metabasis Therapeutics, Inc., 4/15/2013	42,324
222,650	[1]	Pharmacopeia, Inc., 4/19/2011	36,674
1	[1,6]	Sanarus Medical, Inc., 11/15/2013	0
4,211,677	[1]	Vasogen, Inc., 11/8/2011	6,806
		TOTAL	841,982
		TOTAL WARRANTS (IDENTIFIED COST $562,800)	841,982
		PREFERRED STOCKS--1.9%
		Consumer Discretionary--0.5%
342,000	[5]	Autoliv, Inc., Conv. Pfd.	12,301,740
171,900		Johnson Controls, Inc., Conv. Pfd.	16,358,004
		TOTAL	28,659,744
		Financials--0.7%
173,200	[5]	Alleghany Corp., Conv. Pfd. $15.21 Annual Dividend	43,473,893
Shares or Principal Amount			Value in U.S. Dollars
		PREFERRED STOCKS--continued
		Health Care--0.7%
1,694,915	[3,6]	Ardais Corp., Conv. Pfd.	$0
790,960	[3,6]	Ardais Corp., Conv. Pfd., Series C	0
6,461,352		Bellus Health, Inc., Conv. Pfd., Series A	1,421,497
446,816	[3,6]	Cortek, Inc., Conv. Pfd., Series D2	0
1,515,152	[3,6]	Cortex, Inc., Pfd., Series D	0
42,000		Mylan Laboratories, Inc., Conv. Pfd.	35,784,000
1,058,043	[3,6]	Sanarus Medical, Inc., Pfd., Series A	0
1,448,436	[3,6]	Sanarus Medical, Inc., Pfd., Series B	0
4,456,271	[3,6]	Sanarus Medical, Inc., Pfd., Series C	0
3,555,987	[6]	Sanarus Medical, Inc., Pfd., Series D	0
1,408,979	[6]	Sanarus Medical, Inc., Pfd., Series E	0
958,744	[6]	Soteira, Inc., Pfd.	1,198,430
		TOTAL	38,403,927
		Information Technology--0.0%
679,348	[3,6]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $113,571,797)	110,537,564
		CORPORATE BONDS--5.5%
		Consumer Discretionary--0.7%
$900,000		Best Buy Co., Inc., Conv. Bond, 2.25%, 1/15/2022	898,875
5,974,000		Brown Shoe Co., Inc., Company Guarantee, 8.75%, 5/1/2012	5,048,030
3,733,500		D.R. Horton, Inc., Company Guarantee, 4.875%, 1/15/2010	3,696,165
1,970,832		GameStop Corp., Company Guarantee, 8.00%, 10/1/2012	2,010,249
722,050	[6]	Hydrogen Corp., 12.00%, 8/15/2009	144,410
5,154,000		Johnson Controls, Inc., Conv. Bond, 6.50%, 9/30/2012	9,294,724
4,278,000	[2]	Limited Brands, Inc., Sr. Unsecd. Note, 6.125%, 12/1/2012	3,771,930
5,000,000		Penn National Gaming, Inc., Company Guarantee, 6.875%, 12/1/2011	4,900,000
1,693,000		Starwood Hotels & Resorts Worldwide, Inc., Company Guarantee, 7.875%, 10/15/2014	1,630,105
4,927,000		TJX Cos., Inc., Conv. Sub., 2/13/2021	4,517,182
5,000,000		Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	5,025,000
		TOTAL	40,936,670
Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Energy--0.2%
$3,449,000		Sesi LLC, 1.50%, 12/15/2026	$2,834,374
5,000,000		Transocean Ltd., Conv. Bond, Series A, 1.625%, 12/15/2037	4,706,240
5,000,000		Transocean Ltd., Conv. Bond, Series B, 1.50%, 12/15/2037	4,448,455
		TOTAL	11,989,069
		Financials--0.7%
8,448,000	[3,4]	Alexandria Real Estate Equities, Inc., Conv. Bond, 8.00%, 4/15/2029	8,976,000
7,000,000		Boston Properties LP, Conv. Bond, 2.875%, 2/15/2037	5,913,488
8,474,000	[3,4]	Digital Realty Trust, Inc., Conv. Bond, 5.50%, 4/15/2029	8,381,744
5,044,000		HRPT Properties Trust, Sr. Secd. Note, 6.95%, 4/1/2012	4,370,889
6,300,000	[2]	Washington REIT, Conv. Bond, 3.875%, 9/15/2026	5,845,455
2,982,000		Washington REIT, Conv. Bond, Series 1, 3.875%, 9/15/2026	2,766,849
		TOTAL	36,254,425
		Health Care--1.1%
9,401,000		CONMED Corp., Conv. Sr. Sub. Note, 2.50%, 11/15/2024	7,596,422
3,000,000		Charles River Laboratories International, Inc., 2.25%, 6/15/2013	2,540,676
1,718,000		Chemed Corp., Conv. Bond, 1.875%, 5/15/2014	1,304,649
3,415,000		Cubist Pharmaceuticals, Inc., 2.25%, 6/15/2013	2,839,521
29,646,000	[3,4]	Insulet Corp., Sr. Conv. Note, 5.375%, 6/15/2013	13,250,873
19,800,000	[3,4]	Isis Pharmaceuticals, Inc., Conv. Bond, 2.625%, 2/15/2027	23,660,208
2,538,000		Kendle International, Inc., Conv. Bond, 3.375%, 7/15/2012	1,675,588
5,908,900		Nektar Therapeutics, Conv. Bond, 3.25%, 9/28/2012	4,062,121
609,591	[6]	Sanarus Medical, Inc., 7.00%, 5/15/2050	0
2,544,000		Wilson Greatbatch Technology, Inc., 2.25%, 6/15/2013	2,105,262
8,450,000		Wright Medical Group, Inc., 2.625%, 12/1/2014	5,915,845
		TOTAL	64,951,165
		Industrials--1.0%
4,477,000		Charles River Associates, Inc., Conv. Bond, 2.875%, 6/15/2034	3,923,307
10,290,000		Griffon Corp., 4.00%, 7/18/2023	9,878,143
1,100,000	[2]	Ingersoll-Rand Co. Ltd., 4.50%, 4/15/2012	1,557,237
10,000,000		Iron Mountain, Inc., Company Guarantee, 8.625%, 4/1/2013	10,087,500
13,064,000		Quanta Services, Inc., Conv. Bond, 3.75%, 4/30/2026	15,098,065
Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Industrials--continued
$5,000,000		School Specialty, Inc., Conv. Bond, 3.75%, 11/30/2026	$3,752,000
4,912,000		SunPower Corp., Conv. Bond, 1.25%, 2/15/2027	4,105,450
5,403,200		SunPower Corp., Conv. Bond, 0.75%, 8/1/2027	5,051,090
		TOTAL	53,452,792
		Information Technology--1.5%
4,700,000		Arris Group, Inc., Conv. Bond, 2.00%, 11/15/2026	4,257,645
24,802,000	[3,4]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	5,549,447
5,000,000	[7]	Comverse Technology, Inc., Conv. Bond, 0.326%, 5/15/2023	4,983,660
6,686,000		DST Systems, Inc., Conv. Bond, Series A, 4.125%, 8/15/2023	6,581,698
2,145,000		Diodes, Inc., 2.25%, 10/1/2026	1,764,809
1,770,000		EarthLink Network, Inc., Conv. Bond, 3.25%, 11/16/2026	1,834,074
7,191,000		FEI Co., 2.875%, 6/1/2013	6,521,194
5,855,000		Flextronics International Ltd., Conv. Bond, 1.00%, 8/1/2010	5,490,643
3,752,000		GSI Commerce, Inc., Conv. Bond, 3.00%, 6/1/2025	3,750,687
5,998,000		Lawson Software Inc., 2.50%, 4/15/2012	5,034,319
4,923,750	[2]	Maxtor Corp., Conv. Bond, 6.80%, 4/30/2010	4,904,232
11,770,000	[3,4]	Netapp, Inc., Conv. Bond, 1.75%, 6/13/2013	10,499,440
4,066,000		SPM Group, Inc., Conv. Bond, 2.50%, 3/15/2012	3,800,490
7,620,000		Safeguard Scientifics, Inc., 2.625%, 3/15/2024	5,692,140
985,000		Sandisk Corp., Conv. Bond, 1.00%, 5/15/2013	640,020
5,000,000	[2]	Symantec Corp., Conv. Bond,.75%, 6/15/2011	5,385,850
6,785,969		Tech Data Corp., Conv. Bond, 2.75%, 12/15/2026	6,284,228
		TOTAL	82,974,576
Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Materials--0.1%
$6,725,000		Buckeye Technologies, Inc., Sr. Sub. Note, 8.00%, 10/15/2010	$6,422,375
2,704,000	[3,4]	Shengdatech, Inc., Conv. Bond, 6.00%, 6/1/2018	1,373,881
		TOTAL	7,796,256
		Telecommunication Services--0.1%
6,997,000	[3,4]	SBA Communications, Corp., Conv. Bond, 4.00%, 10/1/2014	7,259,387
		Utilities--0.1%
2,955,000		Aquila, Inc., Sr. Unsecd. Note, 7.95%, 2/1/2011	2,950,983
1,566,000		Exelon Corp., 6.75%, 5/1/2011	1,621,999
		TOTAL	4,572,982
		TOTAL CORPORATE BONDS (IDENTIFIED COST $317,333,918)	310,187,322
		CORPORATE NOTES--0.4%
		Information Technology--0.3%
17,139,000		Blackboard, Inc., Conv. Bond, 3.25%, 7/1/2027	16,200,811
		Materials--0.1%
7,055,000		Newmont Mining Corp., Conv. Note, 3.00%, 2/15/2012	8,380,634
		TOTAL CORPORATE NOTES (IDENTIFIED COST $19,869,760)	24,581,445
Principal Amount or Shares			Value in U.S. Dollars
		U.S. TREASURY--0.3%
$15,000,000	[8,9]	United States Treasury Bill, 0.23%, 7/2/2009 (IDENTIFIED COST $14,994,487)	$14,997,675
		MUTUAL FUND--37.4%
2,123,718,136	[5,10,11]	Prime Value Obligations Fund, Institutional Shares, 1.03% (AT NET ASSET VALUE)	2,123,718,136
		TOTAL INVESTMENTS--121.7% (IDENTIFIED COST $6,961,971,346) [12]	6,915,635,872
		OTHER ASSETS AND LIABILITIES - NET--(21.7)% [13]	(1,234,915,931)
		TOTAL NET ASSETS--100%	$5,680,719,941
		SCHEDULE OF SECURITY SOLD SHORT
500,000		Time Warner Cable, Inc. (Proceeds $12,456,461)	$16,115,000

At April 30, 2009, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[1] S&P 500 Index Long Futures	334	$72,645,000	June 2009	$10,140,230

Unrealized Appreciation on Futures Contracts is included in "Other Assets and Liabilities--Net."

1 Non-income producing security.

2 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $158,279,816, which represented 2.8% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2009, these liquid restricted securities amounted to $113,202,382, which represented 2.0% of total net assets.

5 Affiliated company. At April 30, 2009, these securities amounted to $3,263,596,710 which represents 57.5% of total net assets.

6 Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.

7 Zero coupon bond, reflects effective rate at time of purchase.

8 Discount rate at time of purchase.

9 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

10 7-Day net yield.

11 All or a portion of this security is held as collateral for securities lending.

12 The cost of investments for federal tax purposes amounts to $6,962,447,464.

13 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1--Quoted Prices and Investments in Mutual Funds	$6,179,464,941	$(5,974,770)
Level 2--Other Significant Observable Inputs	721,206,692	--
Level 3--Significant Unobservable Inputs	14,964,239	--
TOTAL	$6,915,635,872	$(5,974,770)

* Other financial instruments include security sold short and futures contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of November 1, 2008	$ 25,305,820
Change in unrealized depreciation	(10,797,646)
Net purchases (sales)	456,065
Balance as of April 30, 2009	$ 14,964,239
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at April 30, 2009.	$(10,797,646)

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt
REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Total investments in securities, at value including $3,263,596,710 of investments in affiliated issuers (Note 5) and $1,248,182,918 of securities loaned (identified cost $6,961,971,346)		$6,915,635,872
Cash		42,153
Cash denominated in foreign currencies (identified cost $504,580)		512,778
Deposit at broker for short sales		12,456,461
Income receivable		6,226,394
Receivable for investments sold		112,288,082
Receivable for shares sold		4,128,476
Receivable for daily variation margin		75,150
Receivable for escrow due		37,311
Other assets		2,161
TOTAL ASSETS		7,051,404,838
Liabilities:
Securities sold short, at value (proceeds $12,456,461)	$16,115,000
Payable for investments purchased	34,541,321
Payable for shares redeemed	10,727,685
Payable for collateral due to broker for securities lending	1,299,902,792
Payable for limited partnership commitments	2,500,000
Payable for Directors'/Trustees' fees	8,654
Payable for distribution services fee (Note 5)	1,057,387
Payable for shareholder services fee (Note 5)	2,690,870
Accrued expenses	3,141,188
TOTAL LIABILITIES		1,370,684,897
Net assets for 1,621,884,396 shares outstanding		$5,680,719,941
Net Assets Consist of:
Paid-in capital		$6,836,731,450
Net unrealized depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency		(39,839,116)
Accumulated net realized loss on investments, written options, futures contracts and foreign currency transactions		(1,114,645,940)
Accumulated net investment income (loss)		(1,526,453)
TOTAL NET ASSETS		$5,680,719,941

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,841,543,673 ÷ 520,470,369 shares outstanding), no par value, unlimited shares authorized	$3.54
Offering price per share (100/94.50 of $3.54)	$3.75
Redemption proceeds per share	$3.54
Class B Shares:
Net asset value per share ($526,251,851 ÷ 156,782,706 shares outstanding), no par value, unlimited shares authorized	$3.36
Offering price per share	$3.36
Redemption proceeds per share (94.50/100 of $3.36)	$3.18
Class C Shares:
Net asset value per share ($583,216,057 ÷ 173,685,866 shares outstanding), no par value, unlimited shares authorized	$3.36
Offering price per share	$3.36
Redemption proceeds per share (99.00/100 of $3.36)	$3.33
Class K Shares:
Net asset value per share ($2,729,708,360 ÷ 770,945,455 shares outstanding), no par value, unlimited shares authorized	$3.54
Offering price per share	$3.54
Redemption proceeds per share (99.80/100 of $3.54)	$3.53

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2009 (unaudited)

Investment Income:
Dividends (including $7,754,241 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $345,563)		$40,882,590
Interest (including income on securities loaned of $7,413,712)		16,338,921
TOTAL INCOME		57,221,511
Expenses:
Investment adviser fee (Note 5)	$39,881,171
Administrative personnel and services fee (Note 5)	2,175,350
Custodian fees	914,252
Transfer and dividend disbursing agent fees and expenses--Class A Shares	1,985,771
Transfer and dividend disbursing agent fees and expenses--Class B Shares	582,929
Transfer and dividend disbursing agent fees and expenses--Class C Shares	640,062
Transfer and dividend disbursing agent fees and expenses--Class K Shares	3,003,182
Directors'/Trustees' fees	39,896
Auditing fees	18,149
Legal fees	4,641
Portfolio accounting fees	106,963
Distribution services fee--Class A Shares (Note 5)	2,284,078
Distribution services fee--Class B Shares (Note 5)	2,011,598
Distribution services fee--Class C Shares (Note 5)	2,208,683
Distribution services fee--Class K Shares (Note 5)	6,611,717
Shareholder services fee--Class A Shares (Note 5)	2,232,773
Shareholder services fee--Class B Shares (Note 5)	670,533
Shareholder services fee--Class C Shares (Note 5)	729,819
Shareholder services fee--Class K Shares (Note 5)	3,282,105
Account administration fee--Class A Shares	24,406
Account administration fee--Class C Shares	902
Account administration fee--Class K Shares	5,370
Share registration costs	53,546
Printing and postage	306,956
Insurance premiums	10,064
Miscellaneous	43,938
TOTAL EXPENSES	69,828,854

Statement of Operations - continued

Waivers, Reimbursements and Expense Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(4,198,018)
Waiver of administrative personnel and services fee (Note 5)	(45,556)
Waiver of distribution services fee--Class A Shares (Note 5)	(1,498,939)
Waiver of distribution services fee--Class C Shares (Note 5)	(338,499)
Waiver of distribution services fee--Class K Shares (Note 5)	(5,628,838)
Reimbursement of shareholder services fee--Class B Shares (Note 5)	(312,762)
Fees paid indirectly for directed brokerage arrangements (Note 6)	(33,705)
TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTION		$(12,056,317)
Net expenses			$57,772,537
Net investment income (loss)			(551,026)
Realized and Unrealized Gain (Loss) on Investments, Short Sales, Written Options, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized loss of $9,862,239 on sale of investments in affiliated issuers (Note 5))			(1,011,477,290)
Net realized gain on written options			9,015,930
Net realized gain on futures contracts			2,710,035
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			500,511,664
Net change in unrealized depreciation of short sales			(3,658,539)
Net change in unrealized appreciation of futures contracts			10,140,230
Net realized and unrealized loss on investments, short sales, written options, futures contracts and foreign currency transactions			(492,757,970)
Change in net assets resulting from operations			$(493,308,996)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2009	Year Ended 10/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(551,026)	$(67,661,405)
Net realized loss on investments, written options, futures contracts and foreign currency transactions	(999,751,325)	(31,706,262)
Net change in unrealized appreciation/depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency	506,993,355	(4,545,366,165)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(493,308,996)	(4,644,733,832)
Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	--	(333,645,193)
Class B Shares	--	(126,008,696)
Class C Shares	--	(115,952,763)
Class K Shares	--	(485,667,675)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	--	(1,061,274,327)
Share Transactions:
Proceeds from sale of shares	379,112,742	1,497,569,175
Net asset value of shares issued to shareholders in payment of distributions declared	--	965,376,844
Cost of shares redeemed	(774,375,335)	(1,959,713,944)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(395,262,593)	503,232,075
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 11)	--	319,004
Change in net assets	(888,571,589)	(5,202,457,080)
Net Assets:
Beginning of period	6,569,291,530	11,771,748,610
End of period (including accumulated net investment income (loss) of $(1,526,453) and $(975,427), respectively)	$5,680,719,941	$6,569,291,530

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class K Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may periodically purchase and sell financial futures contracts to enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended April 30, 2009, the Fund had a net realized gain on futures contracts of $2,710,035.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2009, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Written Options Contracts

The Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended April 30, 2009, the Fund had a net realized gain on written options of $9,015,930.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at October 31, 2008	--	$ --
Contracts written	589,400,000	13,988,325
Contracts bought back	(589,400,000)	(13,988,325)
Outstanding at April 30, 2009	--	$ --

At April 30, 2009, the Fund had no outstanding written option contracts.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2009, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$1,248,182,918	$1,299,902,792

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at April 30, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Apollo Investment Fund V	5/18/2001	$ 580,812	$ 5,429,247
Ardais Corp., Conv. Pfd.	3/2/2001 - 3/8/2001	9,999,999	--
Ardais Corp., Conv. Pfd., Series C	12/18/2002	4,666,664	--
Conceptus, Inc.	8/11/2005	4,500,000	8,462,500
Conceptus, Inc.	4/10/2001	5,000,000	9,671,432
Cortek, Inc.	2/29/2000	--	--
Cortek, Inc., Conv. Pfd., Series D2	3/31/2003	--	--
Cortex, Inc., Pfd., Series D	6/18/2001	--	--
Denovo Ventures I LP	3/9/2000	3,332,145	2,888,232
Endologix, Inc.	7/7/2005	5,000,000	2,950,000
Endologix, Inc.	12/8/2003 - 3/17/2009	18,595,624	10,386,400
Expand Networks Ltd.	9/22/2000	2,500,000	--
FA Private Equity Fund IV LP	3/4/2002	670,660	903,048
Incuvest LLC	1/6/2000	5,000,000	--
Infrastructure Fund	8/11/2000	410,088	21,320
Latin Healthcare Fund	11/28/2000	--	946,877
Multiplex, Inc., Pfd., Series C	2/22/2001	5,000,001	--
Peachtree Leadscope LLC, Class C	4/30/2002	3,000,000	3,250,000
Peachtree Leadscope LLC, Class A and B	6/30/2000	712,054	--
Peachtree Open Networks	10/5/2000	892,599	--
Peachtree Velquest	9/14/2000	494,382	--
Rocket Ventures II	7/20/1999	10,015,342	68,098
Sanarus Medical, Inc., Pfd., Series A	11/16/1999 - 11/12/2004	1,561,804	--
Sanarus Medical, Inc., Pfd., Series B	7/16/2001	2,495,648	--
Sanarus Medical, Inc., Pfd., Series C	10/23/2003	3,004,288	--
Sensable Technologies, Inc. (Bridge Loan)	12/16/2003	401,118	100,280
Sensable Technologies, Inc.	10/15/2004	--	--

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	64,772,929	$219,262,271	155,726,508	$858,694,230
Shares issued to shareholders in payment of distributions declared	--	--	47,419,878	289,259,872
Shares redeemed	(111,781,665)	(371,916,894)	(166,073,383)	(874,880,670)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(47,008,736)	$(152,654,623)	37,073,003	$273,073,432

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	4,811,834	$15,589,353	12,608,818	$67,138,655
Shares issued to shareholders in payment of distributions declared	--	--	19,888,456	116,148,582
Shares redeemed	(28,116,005)	(89,146,279)	(54,173,140)	(274,630,943)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(23,304,171)	$(73,556,926)	(21,675,866)	$(91,343,706)

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	14,740,329	$47,576,374	45,747,396	$244,165,700
Shares issued to shareholders in payment of distributions declared	--	--	15,150,558	88,479,262
Shares redeemed	(36,679,977)	(115,347,901)	(49,853,868)	(247,587,025)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(21,939,648)	$(67,771,527)	11,044,086	$85,057,937

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	28,509,176	$96,684,744	59,305,047	$327,570,590
Shares issued to shareholders in payment of distributions declared	--	--	77,166,652	471,489,128
Shares redeemed	(59,444,427)	(197,964,261)	(106,802,101)	(562,615,306)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(30,935,251)	$(101,279,517)	29,669,598	$236,444,412
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(123,187,806)	$(395,262,593)	56,110,821	$503,232,075

Redemption Fee

The Fund's Class K Shares impose a redemption fee of 0.20% on the redemption price of the Fund's Class K Shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class K Shares expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Any excess fee proceeds are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the six months ended April 30, 2009, redemption fees of $251,284 were allocated to cover the cost of redemptions. For the year ended October 31, 2008, redemption fees of $664,418 were allocated to cover the cost of redemptions.

4. FEDERAL TAX INFORMATION

At April 30, 2009, the cost of investments for federal tax purposes was $6,962,447,464. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, short sales and futures contracts was $46,811,592. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $814,301,259 and net unrealized depreciation from investments for those securities having an excess of cost over value of $861,112,851.

At October 31, 2008, the Fund had a capital loss carryforward of $32,342,534 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$15,557,130
2016	$16,785,404

As a result of the tax-free transfer of assets from Federated Aggressive Growth Fund to the Fund, the use of certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the Adviser voluntarily waived $3,428,976 of its fee.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2009, the Sub-Adviser earned a fee of $32,884,474.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $45,556 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, FSC voluntarily waived $7,466,276 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2009, FSC retained $1,516,299 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2009, FSC retained $91,724 in sales charges from the sale of Class A Shares. FSC also retained $10,086 of CDSC relating to redemptions of Class A Shares and $31,655 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $3,940 of Service Fees for the six months ended April 30, 2009. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2009, FSSC voluntarily reimbursed $312,762 of shareholder services fees. For the six months ended April 30, 2009, FSSC received $1,548,827 of fees paid by the Fund.

Commitments and Contingencies

In the course of pursuing its investment objective, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2009, the Fund had total commitments to limited partnerships and limited liability companies of $31,000,000; of this amount, $27,021,596 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $3,978,404.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95%, respectively, for the fiscal year ending October 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through December 31, 2009.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies and Affiliated Holdings

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended April 30, 2009, were as follows:

Affiliates	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2009	Value	Dividend Income
Alkermes, Inc.	5,000,000	6,850,860	--	11,850,860	$ 90,659,079	$ --
Alleghany Corp., Conv. Pfd.	173,200	--	--	173,200	43,473,893	1,317,567
Arena Pharmaceuticals, Inc.	8,000,000	4,083,858	1,083,858	11,000,000	30,910,000	--
Autoliv, Inc., Conv. Pfd.	--	342,000	--	342,000	12,301,740	--
Auxilium Pharmaceutical, Inc.	3,000,000	500,000	--	3,500,000	80,150,000	--
Brasil Brokers Participacoes	4,885,000	3,833,450	--	8,718,450	10,753,930	93,023
Chimera Investment Corp.	14,636,000	44,208,267	376,067	58,468,200	206,392,746	1,463,600
Conceptus, Inc.	600,000	--	--	600,000	8,124,000	--
Conceptus, Inc.	3,634,700	--	--	3,634,700	49,213,838	--
Conceptus, Inc.	714,286	--	--	714,286	9,671,432	--
Cubist Pharmaceuticals, Inc.	2,955,039	4,444,961	--	7,400,000	122,840,000	--
Dexcom, Inc.	--	4,916,800	--	4,916,800	22,027,264	--
Dyax Corp.	6,500,000	1,000,000	--	7,500,000	14,700,000	--
Endologix, Inc.	4,046,250	354,767	--	4,401,017	10,386,400	--
Epigenomics AG	5,081,706	--	--	5,081,706	11,909,249	--
Insulet Corp.	2,545,895	--	--	2,545,895	14,638,896	--
Isis Pharmaceuticals, Inc.	4,069,762	2,810,995	--	6,880,757	107,890,270	--
Le Lis Blanc Deux Com e Confeccoes de Roupas SA	12,156,700	--	--	12,156,700	18,493,712	--
Momenta Pharmaceuticals, Inc.	2,175,000	293,900	--	2,468,900	27,651,680	--
Monogram Biosciences, Inc.	23,198,600	--	19,332,167	3,866,433	10,323,377	--
Affiliates	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2009	Value	Dividend Income
National CineMedia, Inc.	1,900,000	554,347	--	2,454,347	35,661,662	$ --
Neurocrine Biosciences, Inc.	3,900,000	--	--	3,900,000	12,870,000	--
OSI Pharmaceuticals, Inc.	3,500,000	100,000	--	3,600,000	120,852,000	--
Orthovita, Inc.	776,280	4,272,932	--	5,049,212	14,844,683	--
Progenics Pharmaceuticals, Inc.	3,000,000	755,840	--	3,755,840	20,582,003	--
RADWARE Ltd.	1,070,000	--	--	1,070,000	6,890,800	--
TNS, Inc.	1,523,200	--	--	1,523,200	25,665,920	--
TOTAL OF AFFILIATED COMPANIES	119,041,618	79,322,977	20,792,092	177,572,503	$1,139,878,574	$2,874,190

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2009, the Adviser reimbursed $769,042. Transactions with affiliated holdings during the six months ended April 30, 2009 were as follows:

Affiliates	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2009	Value	Dividend Income
Government Obligations Fund, Institutional Shares	243,685,058	55,665,720	299,350,778	--	$ --	$ 91,065
Prime Value Obligations Fund, Institutional Shares	1,229,775,082	5,154,375,305	4,260,432,251	2,123,718,136	2,123,718,136	4,788,986
TOTAL OF AFFILIATED HOLDINGS	1,473,460,140	5,210,041,025	4,559,783,029	2,123,718,136	$2,123,718,136	$4,880,051

6. EXPENSE REDUCTION

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2009, the Fund's expenses were reduced by $33,705 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2009, were as follows:

Purchases	$1,805,863,319
Sales	$2,343,944,286

8. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At April 30, 2009, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	68.0%
India	4.0%
Brazil	2.8%
Bermuda	2.4%
Canada	1.5%
Ireland	1.4%
Cayman Islands	0.9%
Switzerland	0.8%
Chile	0.6%
Hong Kong	0.4%
United Kingdom	0.3%
China	0.2%
France	0.2%
Germany, Federal Republic of	0.2%
Israel	0.1%
Korea, Republic of	0.1%
Singapore	0.1%

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the program was not utilized.

11. REGULATORY SETTLEMENT PROCEEDS

The Fund received $319,004 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement is recorded as an increase to paid-in capital in the accompanying financial statements.

12. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

13. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has concluded that the adoption of FAS 161 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4) which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED KAUFMANN FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2008. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time. In this regard, the Senior Officer's evaluation noted that the Board is aware that the Fund is a relatively more expensive fund for the Adviser to manage than other Federated equity funds and that the Fund has also been significantly and consistently above average in its investment performance. The Board agreed to monitor future developments and review changes in industry practices or competitive initiatives.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172677
Cusip 314172669
Cusip 314172651

26667 (6/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Kaufmann Fund

Established 2001

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2009

Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2009
Net Asset Value, Beginning of Period	$3.81
Income From Investment Operations:
Net investment income (loss)	0.00	[1]
Net realized and unrealized gain (loss) on investments, written options, futures contracts and foreign currency transactions	(0.27)
TOTAL FROM INVESTMENT OPERATIONS	(0.27)
Less Distributions:
Distributions from net realized gain on investments, written options and foreign currency transactions	--
Net Asset Value, End of Period	$3.54
Total Return [3]	(7.09)%

Ratios to Average Net Assets:
Net expenses	1.95	% [5,6]
Net investment income (loss)	0.09	% [5]
Expense waiver/reimbursement [7]	0.58	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,729,708
Portfolio turnover	36%

1 Represents less than $0.01.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.21% on the total return.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.95%, 1.95% and 1.95% for the six months ended April 30, 2009 and for the years ended October 31, 2008 and 2007, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,
2008		2007		2006		2005		2004
$7.03		$6.08		$5.52		$5.11		$4.90

(0.03	) [2]	(0.04	) [2]	(0.06	) [2]	(0.05	) [2]	(0.06	) [2]
(2.56)		1.73		0.95		0.75		0.31
(2.59)		1.69		0.89		0.70		0.25

(0.63)		(0.74)		(0.33)		(0.29)		(0.04)
$3.81		$7.03		$6.08		$5.52		$5.11
(40.23)%		31.07%		16.85%		14.25%		5.24	% [4]

1.95	% [6]	1.95	% [6]	1.95%		1.95%		1.95%
(0.56)%		(0.63)%		(0.99)%		(1.01)%		(1.29)%
0.49%		0.48%		0.46%		0.45%		0.47%

$3,051,697		$5,432,110		$4,330,877		$3,856,427		$3,534,720
78%		49%		64%		71%		73%

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transactions costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period [1]
Actual	$1,000	$ 929.10	$9.33
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,015.12	$9.74

1 Expenses are equal to the Fund's annualized net expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Table (unaudited)

At April 30, 2009, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Health Care	26.2%
Financials	17.4%
Industrials	10.0%
Information Technology	9.6%
Materials	6.1%
Consumer Discretionary	4.1%
Utilities	3.0%
Energy	2.9%
Telecommunication Services	2.6%
Consumer Staples	2.1%
Other Security [2]	0.3%
Securities Lending Collateral [3]	22.9%
Derivative Contracts [4]	0.2%
Security Sold Short	(0.3)%
Cash Equivalents [5]	14.5%
Other Assets and Liabilities--Net [6]	(21.6)%
TOTAL	100.0%

1 Except for Other Security, Securities Lending Collateral, Derivative Contracts, Security Sold Short, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Other Security includes a U.S. Treasury Security.

3 Cash collateral received from lending portfolio securities, which is invested in short-term investments such as repurchase agreements or money market mutual funds.

4 Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

5 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

6 Assets, other than investments in securities, derivative contracts and security sold short, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2009 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--76.2%
		Consumer Discretionary--2.9%
1,348,800	[1,2]	ATA, Inc., ADR	$6,609,120
403,100	[1,2,3,4]	B2W Companhia Global Do Varejo, GDR	12,653,309
3,351,300		Belle International Holdings	2,591,173
3,009,050		Bharat Forge Ltd.	7,729,458
855,825	[1]	Bridgepoint Education, Inc.	9,285,701
2,954,800	[1]	Cia Hering	11,946,358
808,095	[1]	Dolan Media Co.	9,624,411
489,477	[1]	Educomp Solutions Ltd.	24,518,374
215,950	[1]	Focus Media Holding Ltd., ADR	1,360,485
1,000,000	[1,3,4]	Hydrogen Corp.	33,000
12,156,700	[1,5]	Le Lis Blanc Deux Com e Confeccoes de Roupas SA	18,493,712
2,454,347	[2,5]	National CineMedia, Inc.	35,661,662
100,000	[1]	New Oriental Education & Technology Group, Inc., ADR	5,298,000
2,115,500	[1]	New World Department Store China	1,186,933
3,754,900		Parkson Retail Group Ltd.	4,737,035
55,000,000	[1]	REXLot Holdings Ltd.	3,224,271
885,200	[1]	SEB - Sistema Educacional Brasileiro SA	5,014,496
100,000		Thor Industries, Inc.	2,299,000
		TOTAL	162,266,498
		Consumer Staples--2.1%
100,000	[2]	Costco Wholesale Corp.	4,860,000
1,267,900	[1,2]	Heckmann Corp.	6,681,833
5,935,200	[1]	Hypermarcas SA	50,622,529
1,600,000		Philip Morris International, Inc.	57,920,000
		TOTAL	120,084,362
		Energy--2.7%
4,943,000	[1]	Atlas Acquisition Holdings Corp.	47,057,360
4,099,731	[1,2]	Dresser-Rand Group, Inc.	100,976,375
72,047	[1]	Southwestern Energy Co.	2,583,605
		TOTAL	150,617,340
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Financials--16.0%
801,050		Ace Ltd.	$37,104,636
135,252	[1,2]	Alleghany Corp.	34,308,022
1,000,000	[2]	Annaly Capital Management, Inc.	14,070,000
820,246		Axis Capital Holdings Ltd.	20,210,861
1,000,000		Bank of America Corp.	8,930,000
200,000	[2]	Blackrock, Inc.	29,304,000
8,718,450	[1,5]	Brasil Brokers Participacoes	10,753,930
1,600,000		Brookfield Asset Management, Inc., Class A	24,848,000
58,468,200	[5]	Chimera Investment Corp.	206,392,746
1	[1,3,6]	FA Private Equity Fund IV LP	903,048
1,250,000	[2]	Goldman Sachs Group, Inc.	160,625,000
350,000	[2]	Greenhill & Co., Inc.	27,135,500
1,347,650		Housing Development Finance Corp. Ltd.	46,987,511
1	[3,6]	Incuvest LLC	0
1	[1,3,6]	Infrastructure Fund	21,320
3,750,000	[2]	J.P. Morgan Chase & Co.	123,750,000
38,669		Parkway Properties, Inc.	536,339
1	[1,3,6]	Peachtree Leadscope LLC, Class C	3,250,000
1	[3,6]	Peachtree Leadscope LLC, Class A and B	0
2,504,100		Power Finance Corp.	7,779,411
1	[3,6]	Rocket Ventures II	68,098
2,209,767		Rural Electrification Corp. Ltd.	4,623,667
250,000	[2]	Vornado Realty Trust	12,222,500
5,418,564	[2]	Wells Fargo & Co.	108,425,466
1,000,000		Willis Group Holdings Ltd.	27,510,000
		TOTAL	909,760,055
		Health Care--24.4%
11,850,860	[1,2,5]	Alkermes, Inc.	90,659,079
1,247,072	[2]	Allergan, Inc.	58,188,380
305,300	[1,2]	Amylin Pharmaceuticals, Inc.	3,339,982
1	[3,6]	Apollo Investment Fund V	5,429,247
1	[6]	Ardais Corp.	6,977
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Health Care--continued
1	[6]	Ardais Corp.	$6,977
11,000,000	[1,2,5]	Arena Pharmaceuticals, Inc.	30,910,000
1,208,261	[1,2]	Athenahealth, Inc.	38,422,700
3,500,000	[1,2,5]	Auxilium Pharmaceutical, Inc.	80,150,000
3,250,000	[1,2]	BioMarin Pharmaceutical, Inc.	41,795,000
100,000		Bristol-Myers Squibb Co.	1,920,000
460,575	[1]	Chindex International, Inc.	3,772,109
3,634,700	[1,2,5]	Conceptus, Inc.	49,213,838
600,000	[1,3,4,5]	Conceptus, Inc.	8,124,000
625,000	[3]	Conceptus, Inc.	8,462,500
714,286	[3,5]	Conceptus, Inc.	9,671,432
500,000	[1,3,6]	Cortek, Inc.	0
7,400,000	[1,2,5]	Cubist Pharmaceuticals, Inc.	122,840,000
958,891	[1]	Cypress Biosciences, Inc.	6,904,015
200,000	[1]	DaVita, Inc.	9,274,000
1	[3,6]	Denovo Ventures I LP	2,888,232
4,916,800	[1,2,5]	Dexcom, Inc.	22,027,264
126,065	[1]	Dexcom, Inc. Restricted	564,771
1,367,900		Dishman Pharmaceuticals & Chemicals Ltd.	2,842,707
552,681	[1]	Durect Corp.	1,348,542
7,500,000	[1,2,5]	Dyax Corp.	14,700,000
1,250,000	[1,3]	Endologix, Inc.	2,950,000
4,401,017	[1,2,3,5]	Endologix, Inc.	10,386,400
4,155,556	[1]	Endologix, Inc.	9,807,112
5,081,706	[1,5]	Epigenomics AG	11,909,249
523,900		Hikma Pharmaceuticals PLC	3,007,091
4,000,000	[1,2]	Illumina, Inc.	149,400,000
2,545,895	[1,2,5]	Insulet Corp.	14,638,896
6,880,757	[1,2,5]	Isis Pharmaceuticals, Inc.	107,890,270
1	[3,6]	Latin Healthcare Fund	946,877
1,716,541	[1,2]	Masimo Corp.	49,608,035
2,468,900	[1,5]	Momenta Pharmaceuticals, Inc.	27,651,680
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Health Care--continued
3,866,433	[1,2,5]	Monogram Biosciences, Inc.	$10,323,377
1,000,000	[1,2]	Mylan Laboratories, Inc.	13,250,000
1,000,000	[1,2]	Nektar Therapeutics	5,600,000
3,900,000	[1,5]	Neurocrine Biosciences, Inc.	12,870,000
3,600,000	[1,5]	OSI Pharmaceuticals, Inc.	120,852,000
1,000,000	[1,2]	Orexigen Therapeutics, Inc.	2,840,000
5,049,212	[1,5]	Orthovita, Inc.	14,844,683
1	[3,6]	Peachtree Velquest	0
2,112,855		Piramal Healthcare Ltd.	9,832,753
3,755,840	[1,5]	Progenics Pharmaceuticals, Inc.	20,582,003
1,707,989	[1,2]	Protalix Biotherapeutics, Inc.	4,987,328
379,300	[1,2]	Regeneron Pharmaceuticals, Inc.	5,029,518
1,055,920	[1]	Repligen Corp.	4,487,660
500,000	[1,2]	ResMed, Inc.	19,225,000
2,000,000		Schering Plough Corp.	46,040,000
2,596,500	[1,2]	Seattle Genetics, Inc.	23,965,695
148,200	[1,2]	Sequenom, Inc.	536,484
274	[1,6]	Soteira, Inc.	343
1,696,945	[1,2]	Vical, Inc.	4,327,210
6,000,000	[1,2]	Warner Chilcott Ltd., Class A	58,740,000
1,000,000	[1]	WuXi PharmaTech Cayman, Inc., ADR	5,770,000
		TOTAL	1,385,761,416
		Industrials--9.0%
300,000	[1]	Aecom Technology Corp.	7,719,000
1,756,150		Asea Brown Boveri Ltd.	17,044,859
1,150,500		Bharat Heavy Electricals Ltd.	38,441,346
1,489,940	[2]	CLARCOR, Inc.	46,307,335
250,000		Con-way, Inc.	6,195,000
500,000	[1,2]	CoStar Group, Inc.	18,525,000
401,100	[1]	Copart, Inc.	12,590,529
1,180,873		Crompton Greaves Ltd.	3,828,633
200,000		Cummins, Inc.	6,800,000
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Industrials--continued
510,950	[1]	Delta Air Lines, Inc.	$3,152,561
400,000	[2]	Expeditors International Washington, Inc.	13,884,000
622,600	[1,2]	First Solar, Inc.	116,606,754
400,000	[1,2]	IHS, Inc., Class A	16,544,000
600,000	[1,2]	Iron Mountain, Inc.	17,094,000
10,000,000	[1,2]	Jet Blue Airways Corp.	49,300,000
3,408,864		Max India Ltd.	9,639,515
400,000		Precision Castparts Corp.	29,944,000
800,000	[1]	Quanta Services, Inc.	18,184,000
3,000,000	[1,2]	Ryanair Holdings PLC, ADR	82,050,000
10,000	[1]	TransDigm Group, Inc.	351,400
		TOTAL	514,201,932
		Information Technology--7.8%
282,507	[1]	Affiliated Computer Services, Inc., Class A	13,667,689
50,000	[1]	Amdocs Ltd.	1,046,500
1,125,000	[1,2]	Blackboard, Inc.	38,283,750
129,800	[1]	Ceragon Networks Ltd.	661,980
3,000,000	[1]	Comverse Technology, Inc.	21,450,000
1,200,000		Corning, Inc.	17,544,000
1,059,322	[3,6]	Expand Networks Ltd.	0
600,000		Lender Processing Services	17,196,000
600,000	[1,2]	ManTech International Corp., Class A	21,714,000
487,500	[2]	Mastercard, Inc.	89,431,875
1,500,000	[2]	Microchip Technology, Inc.	34,500,000
1,000,000	[1]	Microsemi Corp.	13,420,000
2,200,000	[1]	NIC, Inc.	11,880,000
3,400,000	[1,2]	ON Semiconductor Corp.	18,428,000
500,000	[1]	Oracle Corp.	9,670,000
500,000	[1]	Parametric Technology Corp.	5,575,000
1	[3,6]	Peachtree Open Networks	0
1,070,000	[1,5]	RADWARE Ltd.	6,890,800
3,709,800	[1]	Redecard SA	46,691,331
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Information Technology--continued
13,955		Samsung Electronics Co.	$6,440,075
1	[3,6]	Sensable Technologies, Inc. (Bridge Loan)	100,280
3,751,199	[3,6]	Sensable Technologies, Inc.	0
1,175,000	[1]	Solera Holdings, Inc.	26,813,500
1,523,200	[1,5]	TNS, Inc.	25,665,920
2,943,800	[1]	Telecity Group PLC	11,459,495
446,600	[1]	ValueClick, Inc.	4,733,960
		TOTAL	443,264,155
		Materials--5.9%
762,000		Ecolab, Inc.	29,375,100
36,367,300	[1]	Huabao International Holdings Ltd.	25,754,790
469,050	[1,2]	Intrepid Potash, Inc.	11,580,845
50,370,600	[1]	Lee & Man Paper Manufacturing Ltd.	37,631,061
500,000		Monsanto Co.	42,445,000
705,150	[1,2]	Mosaic Co./The	28,523,318
1,240,000	[2]	Newmont Mining Corp.	49,897,600
39,294,300		Nine Dragons Paper Holdings Ltd.	17,698,546
700,000		Potash Corp. of Saskatchewan, Inc.	60,543,000
1,000,000	[2]	Sociedad Quimica Y Minera de Chile, ADR	31,510,000
		TOTAL	334,959,260
		Telecommunication Services--2.5%
3,177,550	[1]	Bharti Airtel Ltd.	48,070,635
1,000,000	[2]	CenturyTel, Inc.	27,150,000
1,450,000	[2]	NTELOS Holdings Corp.	23,171,000
3,400,000	[1,2]	TW Telecom, Inc.	31,246,000
120,560		Tulip Telecom Ltd.	1,112,578
1,500,000		Windstream Corp.	12,450,000
		TOTAL	143,200,213
		Utilities--2.9%
2,470,638	[2]	American Water Works Co., Inc.	44,471,484
146,559	[1]	BF Utilities Ltd.	1,736,420
3,340,700	[1]	China Resources Power Holdings Co. Ltd.	7,473,999
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Utilities--continued
1,643,610	[1,3,4]	EDP Renovaveis SA	$13,441,093
1,284,500	[2]	ITC Holdings Corp.	55,914,285
1,425,300		Northeast Utilities Co.	29,959,806
740,750	[2]	Xcel Energy, Inc.	13,659,430
		TOTAL	166,656,517
		TOTAL COMMON STOCKS (IDENTIFIED COST $4,371,920,448)	4,330,771,748
		WARRANTS--0.0%
		Consumer Discretionary--0.0%
200,000	[1,6]	Hydrogen Corp., 8/22/2013	0
870,000	[1,6]	Hydrogen Corp., 10/23/2013	0
250,000	[1,6]	Hydrogen Corp., 5/5/2011	0
		TOTAL	0
		Health Care--0.0%
1,500,000	[1]	Advancis Pharmaceutical Corp., 4/12/2012	516,946
157,125	[1]	Avalon Pharmaceuticals, Inc., 5/24/2012	3,830
242,091	[1]	Cyclacel Pharmaceuticals, Inc., 2/17/2014	16,553
857,143	[1]	Cyclacel Pharmaceuticals, Inc., 4/28/2013	218,663
1,042,038	[1]	Favrille, Inc., 11/7/2012	91
461,121	[1]	Favrille, Inc., 3/7/2011	95
416,580	[1]	Metabasis Therapeutics, Inc., 4/15/2013	42,324
222,650	[1]	Pharmacopeia, Inc., 4/19/2011	36,674
1	[1,6]	Sanarus Medical, Inc., 11/15/2013	0
4,211,677	[1]	Vasogen, Inc., 11/8/2011	6,806
		TOTAL	841,982
		TOTAL WARRANTS (IDENTIFIED COST $562,800)	841,982
		PREFERRED STOCKS--1.9%
		Consumer Discretionary--0.5%
342,000	[5]	Autoliv, Inc., Conv. Pfd.	12,301,740
171,900		Johnson Controls, Inc., Conv. Pfd.	16,358,004
		TOTAL	28,659,744
		Financials--0.7%
173,200	[5]	Alleghany Corp., Conv. Pfd. $15.21 Annual Dividend	43,473,893
Shares or Principal Amount			Value in U.S. Dollars
		PREFERRED STOCKS--continued
		Health Care--0.7%
1,694,915	[3,6]	Ardais Corp., Conv. Pfd.	$0
790,960	[3,6]	Ardais Corp., Conv. Pfd., Series C	0
6,461,352		Bellus Health, Inc., Conv. Pfd., Series A	1,421,497
446,816	[3,6]	Cortek, Inc., Conv. Pfd., Series D2	0
1,515,152	[3,6]	Cortex, Inc., Pfd., Series D	0
42,000		Mylan Laboratories, Inc., Conv. Pfd.	35,784,000
1,058,043	[3,6]	Sanarus Medical, Inc., Pfd., Series A	0
1,448,436	[3,6]	Sanarus Medical, Inc., Pfd., Series B	0
4,456,271	[3,6]	Sanarus Medical, Inc., Pfd., Series C	0
3,555,987	[6]	Sanarus Medical, Inc., Pfd., Series D	0
1,408,979	[6]	Sanarus Medical, Inc., Pfd., Series E	0
958,744	[6]	Soteira, Inc., Pfd.	1,198,430
		TOTAL	38,403,927
		Information Technology--0.0%
679,348	[3,6]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $113,571,797)	110,537,564
		CORPORATE BONDS--5.5%
		Consumer Discretionary--0.7%
$900,000		Best Buy Co., Inc., Conv. Bond, 2.25%, 1/15/2022	898,875
5,974,000		Brown Shoe Co., Inc., Company Guarantee, 8.75%, 5/1/2012	5,048,030
3,733,500		D.R. Horton, Inc., Company Guarantee, 4.875%, 1/15/2010	3,696,165
1,970,832		GameStop Corp., Company Guarantee, 8.00%, 10/1/2012	2,010,249
722,050	[6]	Hydrogen Corp., 12.00%, 8/15/2009	144,410
5,154,000		Johnson Controls, Inc., Conv. Bond, 6.50%, 9/30/2012	9,294,724
4,278,000	[2]	Limited Brands, Inc., Sr. Unsecd. Note, 6.125%, 12/1/2012	3,771,930
5,000,000		Penn National Gaming, Inc., Company Guarantee, 6.875%, 12/1/2011	4,900,000
1,693,000		Starwood Hotels & Resorts Worldwide, Inc., Company Guarantee, 7.875%, 10/15/2014	1,630,105
4,927,000		TJX Cos., Inc., Conv. Sub., 2/13/2021	4,517,182
5,000,000		Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	5,025,000
		TOTAL	40,936,670
Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Energy--0.2%
$3,449,000		Sesi LLC, 1.50%, 12/15/2026	$2,834,374
5,000,000		Transocean Ltd., Conv. Bond, Series A, 1.625%, 12/15/2037	4,706,240
5,000,000		Transocean Ltd., Conv. Bond, Series B, 1.50%, 12/15/2037	4,448,455
		TOTAL	11,989,069
		Financials--0.7%
8,448,000	[3,4]	Alexandria Real Estate Equities, Inc., Conv. Bond, 8.00%, 4/15/2029	8,976,000
7,000,000		Boston Properties LP, Conv. Bond, 2.875%, 2/15/2037	5,913,488
8,474,000	[3,4]	Digital Realty Trust, Inc., Conv. Bond, 5.50%, 4/15/2029	8,381,744
5,044,000		HRPT Properties Trust, Sr. Secd. Note, 6.95%, 4/1/2012	4,370,889
6,300,000	[2]	Washington REIT, Conv. Bond, 3.875%, 9/15/2026	5,845,455
2,982,000		Washington REIT, Conv. Bond, Series 1, 3.875%, 9/15/2026	2,766,849
		TOTAL	36,254,425
		Health Care--1.1%
9,401,000		CONMED Corp., Conv. Sr. Sub. Note, 2.50%, 11/15/2024	7,596,422
3,000,000		Charles River Laboratories International, Inc., 2.25%, 6/15/2013	2,540,676
1,718,000		Chemed Corp., Conv. Bond, 1.875%, 5/15/2014	1,304,649
3,415,000		Cubist Pharmaceuticals, Inc., 2.25%, 6/15/2013	2,839,521
29,646,000	[3,4]	Insulet Corp., Sr. Conv. Note, 5.375%, 6/15/2013	13,250,873
19,800,000	[3,4]	Isis Pharmaceuticals, Inc., Conv. Bond, 2.625%, 2/15/2027	23,660,208
2,538,000		Kendle International, Inc., Conv. Bond, 3.375%, 7/15/2012	1,675,588
5,908,900		Nektar Therapeutics, Conv. Bond, 3.25%, 9/28/2012	4,062,121
609,591	[6]	Sanarus Medical, Inc., 7.00%, 5/15/2050	0
2,544,000		Wilson Greatbatch Technology, Inc., 2.25%, 6/15/2013	2,105,262
8,450,000		Wright Medical Group, Inc., 2.625%, 12/1/2014	5,915,845
		TOTAL	64,951,165
		Industrials--1.0%
4,477,000		Charles River Associates, Inc., Conv. Bond, 2.875%, 6/15/2034	3,923,307
10,290,000		Griffon Corp., 4.00%, 7/18/2023	9,878,143
1,100,000	[2]	Ingersoll-Rand Co. Ltd., 4.50%, 4/15/2012	1,557,237
10,000,000		Iron Mountain, Inc., Company Guarantee, 8.625%, 4/1/2013	10,087,500
13,064,000		Quanta Services, Inc., Conv. Bond, 3.75%, 4/30/2026	15,098,065
Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Industrials--continued
$5,000,000		School Specialty, Inc., Conv. Bond, 3.75%, 11/30/2026	$3,752,000
4,912,000		SunPower Corp., Conv. Bond, 1.25%, 2/15/2027	4,105,450
5,403,200		SunPower Corp., Conv. Bond, 0.75%, 8/1/2027	5,051,090
		TOTAL	53,452,792
		Information Technology--1.5%
4,700,000		Arris Group, Inc., Conv. Bond, 2.00%, 11/15/2026	4,257,645
24,802,000	[3,4]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	5,549,447
5,000,000	[7]	Comverse Technology, Inc., Conv. Bond, 0.326%, 5/15/2023	4,983,660
6,686,000		DST Systems, Inc., Conv. Bond, Series A, 4.125%, 8/15/2023	6,581,698
2,145,000		Diodes, Inc., 2.25%, 10/1/2026	1,764,809
1,770,000		EarthLink Network, Inc., Conv. Bond, 3.25%, 11/16/2026	1,834,074
7,191,000		FEI Co., 2.875%, 6/1/2013	6,521,194
5,855,000		Flextronics International Ltd., Conv. Bond, 1.00%, 8/1/2010	5,490,643
3,752,000		GSI Commerce, Inc., Conv. Bond, 3.00%, 6/1/2025	3,750,687
5,998,000		Lawson Software Inc., 2.50%, 4/15/2012	5,034,319
4,923,750	[2]	Maxtor Corp., Conv. Bond, 6.80%, 4/30/2010	4,904,232
11,770,000	[3,4]	Netapp, Inc., Conv. Bond, 1.75%, 6/13/2013	10,499,440
4,066,000		SPM Group, Inc., Conv. Bond, 2.50%, 3/15/2012	3,800,490
7,620,000		Safeguard Scientifics, Inc., 2.625%, 3/15/2024	5,692,140
985,000		Sandisk Corp., Conv. Bond, 1.00%, 5/15/2013	640,020
5,000,000	[2]	Symantec Corp., Conv. Bond,.75%, 6/15/2011	5,385,850
6,785,969		Tech Data Corp., Conv. Bond, 2.75%, 12/15/2026	6,284,228
		TOTAL	82,974,576
Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Materials--0.1%
$6,725,000		Buckeye Technologies, Inc., Sr. Sub. Note, 8.00%, 10/15/2010	$6,422,375
2,704,000	[3,4]	Shengdatech, Inc., Conv. Bond, 6.00%, 6/1/2018	1,373,881
		TOTAL	7,796,256
		Telecommunication Services--0.1%
6,997,000	[3,4]	SBA Communications, Corp., Conv. Bond, 4.00%, 10/1/2014	7,259,387
		Utilities--0.1%
2,955,000		Aquila, Inc., Sr. Unsecd. Note, 7.95%, 2/1/2011	2,950,983
1,566,000		Exelon Corp., 6.75%, 5/1/2011	1,621,999
		TOTAL	4,572,982
		TOTAL CORPORATE BONDS (IDENTIFIED COST $317,333,918)	310,187,322
		CORPORATE NOTES--0.4%
		Information Technology--0.3%
17,139,000		Blackboard, Inc., Conv. Bond, 3.25%, 7/1/2027	16,200,811
		Materials--0.1%
7,055,000		Newmont Mining Corp., Conv. Note, 3.00%, 2/15/2012	8,380,634
		TOTAL CORPORATE NOTES (IDENTIFIED COST $19,869,760)	24,581,445
Principal Amount or Shares			Value in U.S. Dollars
		U.S. TREASURY--0.3%
$15,000,000	[8,9]	United States Treasury Bill, 0.23%, 7/2/2009 (IDENTIFIED COST $14,994,487)	$14,997,675
		MUTUAL FUND--37.4%
2,123,718,136	[5,10,11]	Prime Value Obligations Fund, Institutional Shares, 1.03% (AT NET ASSET VALUE)	2,123,718,136
		TOTAL INVESTMENTS--121.7% (IDENTIFIED COST $6,961,971,346) [12]	6,915,635,872
		OTHER ASSETS AND LIABILITIES - NET--(21.7)% [13]	(1,234,915,931)
		TOTAL NET ASSETS--100%	$5,680,719,941
		SCHEDULE OF SECURITY SOLD SHORT
500,000		Time Warner Cable, Inc. (Proceeds $12,456,461)	$16,115,000

At April 30, 2009, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[1] S&P 500 Index Long Futures	334	$72,645,000	June 2009	$10,140,230

Unrealized Appreciation on Futures Contracts is included in "Other Assets and Liabilities--Net."

1 Non-income producing security.

2 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $158,279,816, which represented 2.8% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2009, these liquid restricted securities amounted to $113,202,382, which represented 2.0% of total net assets.

5 Affiliated company. At April 30, 2009, these securities amounted to $3,263,596,710 which represents 57.5% of total net assets.

6 Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.

7 Zero coupon bond, reflects effective rate at time of purchase.

8 Discount rate at time of purchase.

9 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

10 7-Day net yield.

11 All or a portion of this security is held as collateral for securities lending.

12 The cost of investments for federal tax purposes amounts to $6,962,447,464.

13 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1--Quoted Prices and Investments in Mutual Funds	$6,179,464,941	$(5,974,770)
Level 2--Other Significant Observable Inputs	721,206,692	--
Level 3--Significant Unobservable Inputs	14,964,239	--
TOTAL	$6,915,635,872	$(5,974,770)

* Other financial instruments include security sold short and futures contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of November 1, 2008	$ 25,305,820
Change in unrealized depreciation	(10,797,646)
Net purchases (sales)	456,065
Balance as of April 30, 2009	$ 14,964,239
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at April 30, 2009.	$(10,797,646)

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt
REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Total investments in securities, at value including $3,263,596,710 of investments in affiliated issuers (Note 5) and $1,248,182,918 of securities loaned (identified cost $6,961,971,346)		$6,915,635,872
Cash		42,153
Cash denominated in foreign currencies (identified cost $504,580)		512,778
Deposit at broker for short sales		12,456,461
Income receivable		6,226,394
Receivable for investments sold		112,288,082
Receivable for shares sold		4,128,476
Receivable for daily variation margin		75,150
Receivable for escrow due		37,311
Other assets		2,161
TOTAL ASSETS		7,051,404,838
Liabilities:
Securities sold short, at value (proceeds $12,456,461)	$16,115,000
Payable for investments purchased	34,541,321
Payable for shares redeemed	10,727,685
Payable for collateral due to broker for securities lending	1,299,902,792
Payable for limited partnership commitments	2,500,000
Payable for Directors'/Trustees' fees	8,654
Payable for distribution services fee (Note 5)	1,057,387
Payable for shareholder services fee (Note 5)	2,690,870
Accrued expenses	3,141,188
TOTAL LIABILITIES		1,370,684,897
Net assets for 1,621,884,396 shares outstanding		$5,680,719,941
Net Assets Consist of:
Paid-in capital		$6,836,731,450
Net unrealized depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency		(39,839,116)
Accumulated net realized loss on investments, written options, futures contracts and foreign currency transactions		(1,114,645,940)
Accumulated net investment income (loss)		(1,526,453)
TOTAL NET ASSETS		$5,680,719,941

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,841,543,673 ÷ 520,470,369 shares outstanding), no par value, unlimited shares authorized	$3.54
Offering price per share (100/94.50 of $3.54)	$3.75
Redemption proceeds per share	$3.54
Class B Shares:
Net asset value per share ($526,251,851 ÷ 156,782,706 shares outstanding), no par value, unlimited shares authorized	$3.36
Offering price per share	$3.36
Redemption proceeds per share (94.50/100 of $3.36)	$3.18
Class C Shares:
Net asset value per share ($583,216,057 ÷ 173,685,866 shares outstanding), no par value, unlimited shares authorized	$3.36
Offering price per share	$3.36
Redemption proceeds per share (99.00/100 of $3.36)	$3.33
Class K Shares:
Net asset value per share ($2,729,708,360 ÷ 770,945,455 shares outstanding), no par value, unlimited shares authorized	$3.54
Offering price per share	$3.54
Redemption proceeds per share (99.80/100 of $3.54)	$3.53

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2009 (unaudited)

Investment Income:
Dividends (including $7,754,241 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $345,563)		$40,882,590
Interest (including income on securities loaned of $7,413,712)		16,338,921
TOTAL INCOME		57,221,511
Expenses:
Investment adviser fee (Note 5)	$39,881,171
Administrative personnel and services fee (Note 5)	2,175,350
Custodian fees	914,252
Transfer and dividend disbursing agent fees and expenses--Class A Shares	1,985,771
Transfer and dividend disbursing agent fees and expenses--Class B Shares	582,929
Transfer and dividend disbursing agent fees and expenses--Class C Shares	640,062
Transfer and dividend disbursing agent fees and expenses--Class K Shares	3,003,182
Directors'/Trustees' fees	39,896
Auditing fees	18,149
Legal fees	4,641
Portfolio accounting fees	106,963
Distribution services fee--Class A Shares (Note 5)	2,284,078
Distribution services fee--Class B Shares (Note 5)	2,011,598
Distribution services fee--Class C Shares (Note 5)	2,208,683
Distribution services fee--Class K Shares (Note 5)	6,611,717
Shareholder services fee--Class A Shares (Note 5)	2,232,773
Shareholder services fee--Class B Shares (Note 5)	670,533
Shareholder services fee--Class C Shares (Note 5)	729,819
Shareholder services fee--Class K Shares (Note 5)	3,282,105
Account administration fee--Class A Shares	24,406
Account administration fee--Class C Shares	902
Account administration fee--Class K Shares	5,370
Share registration costs	53,546
Printing and postage	306,956
Insurance premiums	10,064
Miscellaneous	43,938
TOTAL EXPENSES	69,828,854

Statement of Operations - continued

Waivers, Reimbursements and Expense Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(4,198,018)
Waiver of administrative personnel and services fee (Note 5)	(45,556)
Waiver of distribution services fee--Class A Shares (Note 5)	(1,498,939)
Waiver of distribution services fee--Class C Shares (Note 5)	(338,499)
Waiver of distribution services fee--Class K Shares (Note 5)	(5,628,838)
Reimbursement of shareholder services fee--Class B Shares (Note 5)	(312,762)
Fees paid indirectly for directed brokerage arrangements (Note 6)	(33,705)
TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTION		$(12,056,317)
Net expenses			$57,772,537
Net investment income (loss)			(551,026)
Realized and Unrealized Gain (Loss) on Investments, Short Sales, Written Options, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized loss of $9,862,239 on sale of investments in affiliated issuers (Note 5))			(1,011,477,290)
Net realized gain on written options			9,015,930
Net realized gain on futures contracts			2,710,035
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			500,511,664
Net change in unrealized depreciation of short sales			(3,658,539)
Net change in unrealized appreciation of futures contracts			10,140,230
Net realized and unrealized loss on investments, short sales, written options, futures contracts and foreign currency transactions			(492,757,970)
Change in net assets resulting from operations			$(493,308,996)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2009	Year Ended 10/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(551,026)	$(67,661,405)
Net realized loss on investments, written options, futures contracts and foreign currency transactions	(999,751,325)	(31,706,262)
Net change in unrealized appreciation/depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency	506,993,355	(4,545,366,165)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(493,308,996)	(4,644,733,832)
Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	--	(333,645,193)
Class B Shares	--	(126,008,696)
Class C Shares	--	(115,952,763)
Class K Shares	--	(485,667,675)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	--	(1,061,274,327)
Share Transactions:
Proceeds from sale of shares	379,112,742	1,497,569,175
Net asset value of shares issued to shareholders in payment of distributions declared	--	965,376,844
Cost of shares redeemed	(774,375,335)	(1,959,713,944)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(395,262,593)	503,232,075
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 11)	--	319,004
Change in net assets	(888,571,589)	(5,202,457,080)
Net Assets:
Beginning of period	6,569,291,530	11,771,748,610
End of period (including accumulated net investment income (loss) of $(1,526,453) and $(975,427), respectively)	$5,680,719,941	$6,569,291,530

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares and Class C Shares are presented separately. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may periodically purchase and sell financial futures contracts to enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended April 30, 2009, the Fund had a net realized gain on futures contracts of $2,710,035.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2009, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Written Options Contracts

The Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended April 30, 2009, the Fund had a net realized gain on written options of $9,015,930.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at October 31, 2008	--	$ --
Contracts written	589,400,000	13,988,325
Contracts bought back	(589,400,000)	(13,988,325)
Outstanding at April 30, 2009	--	$ --

At April 30, 2009, the Fund had no outstanding written option contracts.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2009, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$1,248,182,918	$1,299,902,792

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at April 30, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Apollo Investment Fund V	5/18/2001	$ 580,812	$ 5,429,247
Ardais Corp., Conv. Pfd.	3/2/2001 - 3/8/2001	9,999,999	--
Ardais Corp., Conv. Pfd., Series C	12/18/2002	4,666,664	--
Conceptus, Inc.	8/11/2005	4,500,000	8,462,500
Conceptus, Inc.	4/10/2001	5,000,000	9,671,432
Cortek, Inc.	2/29/2000	--	--
Cortek, Inc., Conv. Pfd., Series D2	3/31/2003	--	--
Cortex, Inc., Pfd., Series D	6/18/2001	--	--
Denovo Ventures I LP	3/9/2000	3,332,145	2,888,232
Endologix, Inc.	7/7/2005	5,000,000	2,950,000
Endologix, Inc.	12/8/2003 - 3/17/2009	18,595,624	10,386,400
Expand Networks Ltd.	9/22/2000	2,500,000	--
FA Private Equity Fund IV LP	3/4/2002	670,660	903,048
Incuvest LLC	1/6/2000	5,000,000	--
Infrastructure Fund	8/11/2000	410,088	21,320
Latin Healthcare Fund	11/28/2000	--	946,877
Multiplex, Inc., Pfd., Series C	2/22/2001	5,000,001	--
Peachtree Leadscope LLC, Class C	4/30/2002	3,000,000	3,250,000
Peachtree Leadscope LLC, Class A and B	6/30/2000	712,054	--
Peachtree Open Networks	10/5/2000	892,599	--
Peachtree Velquest	9/14/2000	494,382	--
Rocket Ventures II	7/20/1999	10,015,342	68,098
Sanarus Medical, Inc., Pfd., Series A	11/16/1999 - 11/12/2004	1,561,804	--
Sanarus Medical, Inc., Pfd., Series B	7/16/2001	2,495,648	--
Sanarus Medical, Inc., Pfd., Series C	10/23/2003	3,004,288	--
Sensable Technologies, Inc. (Bridge Loan)	12/16/2003	401,118	100,280
Sensable Technologies, Inc.	10/15/2004	--	--

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	64,772,929	$219,262,271	155,726,508	$858,694,230
Shares issued to shareholders in payment of distributions declared	--	--	47,419,878	289,259,872
Shares redeemed	(111,781,665)	(371,916,894)	(166,073,383)	(874,880,670)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(47,008,736)	$(152,654,623)	37,073,003	$273,073,432

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	4,811,834	$15,589,353	12,608,818	$67,138,655
Shares issued to shareholders in payment of distributions declared	--	--	19,888,456	116,148,582
Shares redeemed	(28,116,005)	(89,146,279)	(54,173,140)	(274,630,943)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(23,304,171)	$(73,556,926)	(21,675,866)	$(91,343,706)

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	14,740,329	$47,576,374	45,747,396	$244,165,700
Shares issued to shareholders in payment of distributions declared	--	--	15,150,558	88,479,262
Shares redeemed	(36,679,977)	(115,347,901)	(49,853,868)	(247,587,025)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(21,939,648)	$(67,771,527)	11,044,086	$85,057,937

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	28,509,176	$96,684,744	59,305,047	$327,570,590
Shares issued to shareholders in payment of distributions declared	--	--	77,166,652	471,489,128
Shares redeemed	(59,444,427)	(197,964,261)	(106,802,101)	(562,615,306)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(30,935,251)	$(101,279,517)	29,669,598	$236,444,412
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(123,187,806)	$(395,262,593)	56,110,821	$503,232,075

Redemption Fee

The Fund's Class K Shares impose a redemption fee of 0.20% on the redemption price of the Fund's Class K Shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is applied to the Fund's Class K Shares expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Any excess fee proceeds are added to the Fund's assets. Shares acquired through employer-sponsored retirement plans will not be subject to the redemption fee. However, if shares are purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not apply. In addition, this waiver does not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the six months ended April 30, 2009, redemption fees of $251,284 were allocated to cover the cost of redemptions. For the year ended October 31, 2008, redemption fees of $664,418 were allocated to cover the cost of redemptions.

4. FEDERAL TAX INFORMATION

At April 30, 2009, the cost of investments for federal tax purposes was $6,962,447,464. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, short sales and futures contracts was $46,811,592. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $814,301,259 and net unrealized depreciation from investments for those securities having an excess of cost over value of $861,112,851.

At October 31, 2008, the Fund had a capital loss carryforward of $32,342,534 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$15,557,130
2016	$16,785,404

As a result of the tax-free transfer of assets from Federated Aggressive Growth Fund to the Fund, the use of certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the Adviser voluntarily waived $3,428,976 of its fee.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2009, the Sub-Adviser earned a fee of $32,884,474.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $45,556 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, FSC voluntarily waived $7,466,276 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2009, FSC retained $1,516,299 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2009, FSC retained $91,724 in sales charges from the sale of Class A Shares. FSC also retained $10,086 of CDSC relating to redemptions of Class A Shares and $31,655 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $3,940 of Service Fees for the six months ended April 30, 2009. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2009, FSSC voluntarily reimbursed $312,762 of shareholder services fees. For the six months ended April 30, 2009, FSSC received $1,548,827 of fees paid by the Fund.

Commitments and Contingencies

In the course of pursuing its investment objective, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2009, the Fund had total commitments to limited partnerships and limited liability companies of $31,000,000; of this amount, $27,021,596 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $3,978,404.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95%, respectively, for the fiscal year ending October 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through December 31, 2009.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies and Affiliated Holdings

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended April 30, 2009, were as follows:

Affiliates	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2009	Value	Dividend Income
Alkermes, Inc.	5,000,000	6,850,860	--	11,850,860	$ 90,659,079	$ --
Alleghany Corp., Conv. Pfd.	173,200	--	--	173,200	43,473,893	1,317,567
Arena Pharmaceuticals, Inc.	8,000,000	4,083,858	1,083,858	11,000,000	30,910,000	--
Autoliv, Inc., Conv. Pfd.	--	342,000	--	342,000	12,301,740	--
Auxilium Pharmaceutical, Inc.	3,000,000	500,000	--	3,500,000	80,150,000	--
Brasil Brokers Participacoes	4,885,000	3,833,450	--	8,718,450	10,753,930	93,023
Chimera Investment Corp.	14,636,000	44,208,267	376,067	58,468,200	206,392,746	1,463,600
Conceptus, Inc.	600,000	--	--	600,000	8,124,000	--
Conceptus, Inc.	3,634,700	--	--	3,634,700	49,213,838	--
Conceptus, Inc.	714,286	--	--	714,286	9,671,432	--
Cubist Pharmaceuticals, Inc.	2,955,039	4,444,961	--	7,400,000	122,840,000	--
Dexcom, Inc.	--	4,916,800	--	4,916,800	22,027,264	--
Dyax Corp.	6,500,000	1,000,000	--	7,500,000	14,700,000	--
Endologix, Inc.	4,046,250	354,767	--	4,401,017	10,386,400	--
Epigenomics AG	5,081,706	--	--	5,081,706	11,909,249	--
Insulet Corp.	2,545,895	--	--	2,545,895	14,638,896	--
Isis Pharmaceuticals, Inc.	4,069,762	2,810,995	--	6,880,757	107,890,270	--
Le Lis Blanc Deux Com e Confeccoes de Roupas SA	12,156,700	--	--	12,156,700	18,493,712	--
Momenta Pharmaceuticals, Inc.	2,175,000	293,900	--	2,468,900	27,651,680	--
Monogram Biosciences, Inc.	23,198,600	--	19,332,167	3,866,433	10,323,377	--
Affiliates	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2009	Value	Dividend Income
National CineMedia, Inc.	1,900,000	554,347	--	2,454,347	35,661,662	$ --
Neurocrine Biosciences, Inc.	3,900,000	--	--	3,900,000	12,870,000	--
OSI Pharmaceuticals, Inc.	3,500,000	100,000	--	3,600,000	120,852,000	--
Orthovita, Inc.	776,280	4,272,932	--	5,049,212	14,844,683	--
Progenics Pharmaceuticals, Inc.	3,000,000	755,840	--	3,755,840	20,582,003	--
RADWARE Ltd.	1,070,000	--	--	1,070,000	6,890,800	--
TNS, Inc.	1,523,200	--	--	1,523,200	25,665,920	--
TOTAL OF AFFILIATED COMPANIES	119,041,618	79,322,977	20,792,092	177,572,503	$1,139,878,574	$2,874,190

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2009, the Adviser reimbursed $769,042. Transactions with affiliated holdings during the six months ended April 30, 2009 were as follows:

Affiliates	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2009	Value	Dividend Income
Government Obligations Fund, Institutional Shares	243,685,058	55,665,720	299,350,778	--	$ --	$ 91,065
Prime Value Obligations Fund, Institutional Shares	1,229,775,082	5,154,375,305	4,260,432,251	2,123,718,136	2,123,718,136	4,788,986
TOTAL OF AFFILIATED HOLDINGS	1,473,460,140	5,210,041,025	4,559,783,029	2,123,718,136	$2,123,718,136	$4,880,051

6. EXPENSE REDUCTION

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2009, the Fund's expenses were reduced by $33,705 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2009, were as follows:

Purchases	$1,805,863,319
Sales	$2,343,944,286

8. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At April 30, 2009, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	68.0%
India	4.0%
Brazil	2.8%
Bermuda	2.4%
Canada	1.5%
Ireland	1.4%
Cayman Islands	0.9%
Switzerland	0.8%
Chile	0.6%
Hong Kong	0.4%
United Kingdom	0.3%
China	0.2%
France	0.2%
Germany, Federal Republic of	0.2%
Israel	0.1%
Korea, Republic of	0.1%
Singapore	0.1%

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the program was not utilized.

11. REGULATORY SETTLEMENT PROCEEDS

The Fund received $319,004 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement is recorded as an increase to paid-in capital in the accompanying financial statements.

12. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

13. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has concluded that the adoption of FAS 161 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4) which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED KAUFMANN FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2008. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time. In this regard, the Senior Officer's evaluation noted that the Board is aware that the Fund is a relatively more expensive fund for the Adviser to manage than other Federated equity funds and that the Fund has also been significantly and consistently above average in its investment performance. The Board agreed to monitor future developments and review changes in industry practices or competitive initiatives.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172644

2090162 (6/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Kaufmann Large Cap Fund

Established 2007

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2009

Class A Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	4/30/2009		10/31/2008	[1]
Net Asset Value, Beginning of Period	$6.88		$10.00
Income From Investment Operations:
Net investment income	0.02		0.03	[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.27		(3.15)
TOTAL FROM INVESTMENT OPERATIONS	0.29		(3.12)
Less Distributions:
Distributions from net investment income	(0.02)		--
Net Asset Value, End of Period	$7.15		$6.88
Total Return [3]	4.23%		(31.20)%

Ratios to Average Net Assets:
Net expenses	1.50	% [4,5]	1.50	% [4]
Net investment income	0.81	% [4]	0.37	% [4]
Expense waiver/reimbursement [6]	1.48	% [4]	1.88	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$32,220		$31,156
Portfolio turnover	118%		70%

1 Reflects operations for the period from December 5, 2007 (date of initial investment) to October 31, 2008.

2 Per share number has been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.50% for the six months ended April 30, 2009 after taking into account this expense reduction.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	4/30/2009		10/31/2008	[1]
Net Asset Value, Beginning of Period	$6.85		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.00	) [2]	(0.04	) [3]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.26		(3.11)
TOTAL FROM INVESTMENT OPERATIONS	0.26		(3.15)
Net Asset Value, End of Period	$7.11		$6.85
Total Return [4]	3.80%		(31.50)%

Ratios to Average Net Assets:
Net expenses	2.34	% [5,6]	2.33	% [5]
Net investment income (loss)	(0.02	)% [5]	(0.46	)% [5]
Expense waiver/reimbursement [7]	1.44	% [5]	1.82	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$21,536		$16,307
Portfolio turnover	118%		70%

1 Reflects operations for the period from December 5, 2007 (date of initial investment) to October 31, 2008.

2 Represents less than $0.01.

3 Per share number has been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 2.34% for the six months ended April 30, 2009 after taking into account this expense reduction.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	4/30/2009		10/31/2008	[1]
Net Asset Value, Beginning of Period	$6.87		$10.00
Income From Investment Operations:
Net investment income (loss)	0.02		(0.01	) [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.26		(3.12)
TOTAL FROM INVESTMENT OPERATIONS	0.28		(3.13)
Less Distributions:
Distributions from net investment income	(0.03)		--
Net Asset Value, End of Period	$7.12		$6.87
Total Return [3]	4.05%		(31.30)%

Ratios to Average Net Assets:
Net expenses	1.95	% [4,5]	1.95	% [4]
Net investment income (loss)	0.54	% [4]	(0.08	)% [4]
Expense waiver/reimbursement [6]	1.52	% [4]	1.88	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$44		$2
Portfolio turnover	118%		70%

1 Reflects operations for the period from December 5, 2007 (date of initial investment) to October 31, 2008.

2 Per share number has been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.95% for the six months ended April 30, 2009 after taking into account this expense reduction.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,042.30	$ 7.60
Class C Shares	$1,000	$1,038.00	$11.82
Class K Shares	$1,000	$1,040.50	$ 9.87
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.36	$ 7.50
Class C Shares	$1,000	$1,013.19	$11.68
Class K Shares	$1,000	$1,015.12	$ 9.74

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.50%
Class C Shares	2.34%
Class K Shares	1.95%

Portfolio of Investments Summary Table (unaudited)

At April 30, 2009, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Industrials	21.2%
Financials	18.4%
Information Technology	18.3%
Consumer Discretionary	15.0%
Health Care	8.1%
Telecommunication Services	7.1%
Materials	3.2%
Utilities	1.4%
Cash Equivalents [2]	3.3%
Other Assets and Liabilities - Net [3]	4.0%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--83.6%
		Consumer Discretionary--12.0%
48,323		Best Buy Co., Inc.	$1,854,637
38,170	[1]	Kohl's Corp.	1,731,009
245,700		Lennar Corp., Class A	2,393,118
57,354		TJX Cos., Inc.	1,604,191
		TOTAL	7,582,955
		Financials--18.4%
63,300		American Express Co.	1,596,426
110,000		Annaly Capital Management, Inc.	1,547,700
14,500		Goldman Sachs Group, Inc.	1,863,250
56,700		Housing Development Finance Corp. Ltd.	1,976,917
42,280		ICICI Bank Ltd., ADR	872,236
48,000		J.P. Morgan Chase & Co.	1,584,000
112,400		Wells Fargo & Co.	2,249,124
		TOTAL	11,689,653
		Health Care--8.1%
73,600		Bristol-Myers Squibb Co.	1,413,120
160,550		Schering Plough Corp.	3,695,861
		TOTAL	5,108,981
		Industrials--18.8%
56,807		Cummins, Inc.	1,931,438
28,218	[1]	Delta Air Lines, Inc.	174,105
39,800		FedEx Corp.	2,227,208
6,006	[1]	First Solar, Inc.	1,124,864
119,300		General Electric Co.	1,509,145
25,600		Precision Castparts Corp.	1,916,416
56,100	[1]	Ryanair Holdings PLC, ADR	1,534,335
211,350		Southwest Airlines Co.	1,475,223
		TOTAL	11,892,734
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Information Technology--18.3%
92,917	[1]	Cisco Systems, Inc.	$1,795,156
123,700		Corning, Inc.	1,808,494
95,512	[1]	MEMC Electronic Materials, Inc.	1,547,294
111,911	[1]	Oracle Corp.	2,164,359
149,950	[1]	Redecard SA	1,887,262
138,400	[1]	Symantec Corp.	2,387,400
		TOTAL	11,589,965
		Materials--0.9%
15,100		Ecolab, Inc.	582,105
		Telecommunication Services--5.7%
47,096	[1]	America Movil S.A.B. de C.V., Class L, ADR	1,547,104
135,050	[1]	Bharti Airtel Ltd.	2,043,064
		TOTAL	3,590,168
		Utilities--1.4%
110,000	[1,2,3]	EDP Renovaveis SA	899,557
		TOTAL COMMON STOCKS (IDENTIFIED COST $57,173,946)	52,936,118
		CORPORATE BONDS--6.8%
		Consumer Discretionary--3.0%
$3,047,000		Central European Media Enterprises Ltd., Conv. Bond, 3.50%, 3/15/2013	1,879,070
		Industrials--2.4%
1,100,000		Ingersoll-Rand Co., Ltd., 4.50%, 4/15/2012	1,557,237
		Telecommunication Services--1.4%
867,000	[2,3]	SBA Communications, Corp., Conv. Bond, 4.00%, 10/1/2014	899,513
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,536,205)	4,335,820
Principal Amount or Shares			Value
		CORPORATE NOTE--2.3%
		Materials--2.3%
$1,240,000		Newmont Mining Corp., Conv. Note, 3.00%, 2/15/2012 (IDENTIFIED COST $1,240,000)	$1,472,996
		MUTUAL FUND--3.3%
2,065,193	[4,5]	Prime Value Obligations Fund, Institutional Shares, 1.03% (AT NET ASSET VALUE)	2,065,193
		TOTAL INVESTMENTS--96.0% (IDENTIFIED COST $64,015,344) [6]	60,810,127
		OTHER ASSETS AND LIABILITIES - NET--4.0% [7]	2,558,078
		TOTAL NET ASSETS--100%	$63,368,205

1 Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $1,799,070, which represented 2.8% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2009, these liquid restricted securities amounted to $1,799,070, which represented 2.8% of total net assets.

4 Affiliated company.

5 7-Day net yield.

6 The cost of investments for federal tax purposes amounts to $63,990,997.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$50,081,774
Level 2--Other Significant Observable Inputs	10,728,353
Level 3--Significant Unobservable Inputs	--
TOTAL	$60,810,127

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Total investments in securities, at value including $2,065,193 of investments in an affiliated issuer (Note 5) (identified cost $64,015,344)		$60,810,127
Income receivable		107,910
Receivable for investments sold		2,517,076
Receivable for shares sold		343,585
TOTAL ASSETS		63,778,698
Liabilities:
Payable for investments purchased	$28,000
Payable for shares redeemed	151,063
Payable for capital gains taxes withheld	159,954
Payable for transfer and dividend disbursing agent fees and expenses	10,772
Payable for portfolio accounting fees	16,876
Payable for distribution services fee (Note 5)	12,330
Payable for shareholder services fee (Note 5)	20,353
Accrued expenses	11,145
TOTAL LIABILITIES		410,493
Net assets for 8,874,560 shares outstanding		$63,368,205
Net Assets Consist of:
Paid-in capital		$80,989,649
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(3,205,242)
Accumulated net realized loss on investments and foreign currency transactions		(14,507,837)
Undistributed net investment income		91,635
TOTAL NET ASSETS		$63,368,205

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($9,568,154 ÷ 1,334,204 shares outstanding), no par value, unlimited shares authorized	$7.17
Offering price per share	$7.17
Redemption proceeds per share	$7.17
Class A Shares:
Net asset value per share ($32,220,037 ÷ 4,504,105 shares outstanding), no par value, unlimited shares authorized	$7.15
Offering price per share (100/94.50 of $7.15)	$7.57
Redemption proceeds per share	$7.15
Class C Shares:
Net asset value per share ($21,535,755 ÷ 3,030,031 shares outstanding), no par value, unlimited shares authorized	$7.11
Offering price per share	$7.11
Redemption proceeds per share (99.00/100 of $7.11)	$7.04
Class K Shares:
Net asset value per share ($44,259 ÷ 6,220 shares outstanding), no par value, unlimited shares authorized	$7.12
Offering price per share	$7.12
Redemption proceeds per share	$7.12

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2009 (unaudited)

Investment Income:
Dividends (including $30,725 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $1,363)		$573,685
Interest		40,506
TOTAL INCOME		614,191
Expenses:
Investment adviser fee (Note 5)	$375,374
Administrative personnel and services fee (Note 5)	133,891
Custodian fees	5,649
Transfer and dividend disbursing agent fees and expenses--Class A Shares	31,054
Transfer and dividend disbursing agent fees and expenses--Class C Shares	21,369
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	6,371
Transfer and dividend disbursing agent fees and expenses--Class K Shares	51
Directors'/Trustees' fees	62
Auditing fees	20,554
Legal fees	4,949
Portfolio accounting fees	48,901
Distribution services fee--Class C Shares (Note 5)	65,761
Distribution services fee--Class K Shares (Note 5)	63
Shareholder services fee--Class A Shares (Note 5)	36,087
Shareholder services fee--Class C Shares (Note 5)	21,921
Share registration costs	48,323
Printing and postage	23,341
Insurance premiums	1,399
Miscellaneous	4,881
TOTAL EXPENSES	850,001

Statement of Operations - continued

Waivers, Reimbursements and Expense Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(350,133)
Waiver of administrative personnel and services fee (Note 5)	(27,009)
Waiver of distribution services fee--Class C Shares (Note 5)	(10)
Waiver of distribution services fee--Class K Shares (Note 5)	(8)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class A Shares (Note 5)	(8,661)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Shares (Note 5)	(1,876)
Fees paid indirectly for directed brokerage arrangements (Note 6)	(69)
TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTION		$(387,766)
Net expenses			$462,235
Net investment income			151,956
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including foreign taxes withheld of $159,954)			(10,681,681)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			12,747,427
Net realized and unrealized gain on investments and foreign currency transactions			2,065,746
Change in net assets resulting from operations			$2,217,702

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2009	Period Ended 10/31/2008 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$151,956	$32,113
Net realized loss on investments and foreign currency transactions	(10,681,681)	(3,791,896)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	12,747,427	(15,952,669)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,217,702	(19,712,452)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(34,222)	--
Class A Shares	(97,124)	--
Class K Shares	(119)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(131,465)	--
Share Transactions:
Proceeds from sale of shares	25,734,850	76,913,035
Net asset value of shares issued to shareholders in payment of distributions declared	111,735	--
Cost of shares redeemed	(14,476,261)	(7,288,939)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	11,370,324	69,624,096
Change in net assets	13,456,561	49,911,644
Net Assets:
Beginning of period	49,911,644	--
End of period (including undistributed net investment income of $91,635 and $71,144, respectively)	$63,368,205	$49,911,644

1 Reflects operations for the period from December 5, 2007 (date of initial investment) to October 31, 2008.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Kaufmann Large Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund, effective December 3, 2007, offers four classes of shares: Class A Shares, Class C Shares, Class K Shares and Institutional Shares. The financial highlights of the Institutional Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Institutional Shares and Class K Shares may bear distribution services fees, shareholder services fees, and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax year 2008 remains subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2009		Period Ended 10/31/2008 [1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,010,363	$6,367,684	366,559	$2,986,589
Shares issued to shareholders in payment of distributions declared	5,200	33,907	--	--
Shares redeemed	(35,893)	(230,105)	(12,025)	(111,343)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	979,670	$6,171,486	354,534	$2,875,246

	Six Months Ended 4/30/2009		Period Ended 10/31/2008 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,945,144	$12,587,891	5,149,971	$49,053,817
Shares issued to shareholders in payment of distributions declared	11,931	77,671	--	--
Shares redeemed	(1,979,852)	(11,714,784)	(623,089)	(5,172,000)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(22,777)	$950,778	4,526,882	$43,881,817

	Six Months Ended 4/30/2009		Period Ended 10/31/2008 [1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,059,572	$6,734,296	2,625,254	$24,869,902
Shares issued to shareholders in payment of distributions declared	6	38	--	--
Shares redeemed	(411,588)	(2,524,031)	(243,213)	(2,005,596)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	647,990	$4,210,303	2,382,041	$22,864,306

	Six Months Ended 4/30/2009		Period Ended 10/31/2008 [1]
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	7,124	$44,979	286	$2,727
Shares issued to shareholders in payment of distributions declared	18	119	--	--
Shares redeemed	(1,208)	(7,341)	--	--
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	5,934	$37,757	286	$2,727
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,610,817	$11,370,324	7,263,743	$69,624,096

1 Reflects operations for the period from December 5, 2007 (date of initial investment) to October 31, 2008.

4. FEDERAL TAX INFORMATION

At April 30, 2009, the cost of investments for federal tax purposes was $63,990,997. The net unrealized depreciation of investments for federal tax purposes was $3,180,870. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,778,916 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,959,786.

At October 31, 2008, the Fund had a capital loss carryforward of $3,186,204, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended April 30, 2009, the Adviser voluntarily waived $348,806 of its fee. In addition, an affiliate of the Adviser reimbursed $10,537 of transfer and dividend disbursing agent fees and expenses.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2009, the Sub-Adviser earned a fee of $309,519.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the net fee paid to FAS was 0.406% of average daily net assets of the Fund. FAS waived $27,009 of its fee. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, FSC voluntarily waived $18 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2009, FSC retained $43,800 of fees paid by the Fund. For the six months ended April 30, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2009, FSC retained $7,884 in sales charges from the sale of Class A Shares. FSC also retained $188 of CDSC relating to redemptions of Class A Shares and $3,600 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.25%, 1.50%, 2.34% and 1.95%, respectively, for the fiscal year ending October 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through December 31, 2009.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2009, the Adviser reimbursed $1,327. Transactions with the affiliated company during the six months ended April 30, 2009 were as follows:

Affiliate	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	429,133	35,219,453	33,583,393	2,065,193	$2,065,193	$30,725

6. EXPENSE REDUCTION

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2009, the Fund's expenses were reduced by $69 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2009, were as follows:

Purchases	$68,573,947
Sales	$59,116,082

8. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the program was not utilized.

11. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has concluded that the adoption of FAS 161 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED KAUFMANN LARGE CAP FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2008. Because the Fund did not yet have a meaningful operating history, the Board's decision to approve these contracts reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.

The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

The Board also considered the anticipated compensation and benefits to be received by the Adviser and subadviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by independent legal counsel. The Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

It was recognized that the factors mentioned above relating to such matters as fund performance and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, the Board monitors the Fund's performance quarterly as information becomes available. Moreover, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts ( e.g. , for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

In connection with the Board's initial consideration of these contracts, Federated had previously furnished reports, requested by the Senior Officer, that reported projected revenues and made estimates of the allocation of expenses, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that the Fund had only recently commenced its first fiscal year, and that the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. With due regard for the fact that the Fund did not yet have a meaningful operating history, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

The Board based its decision to approve the contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contracts reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172446
Cusip 314172438
Cusip 314172420

38631 (6/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Kaufmann Large Cap Fund

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2009		Period Ended 10/31/2008	[1]
Net Asset Value, Beginning of Period	$6.90		$10.00
Income From Investment Operations:
Net investment income	0.02		0.05	[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.28		(3.15)
TOTAL FROM INVESTMENT OPERATIONS	0.30		(3.10)
Less Distributions:
Distributions from net investment income	(0.03)		--
Net Asset Value, End of Period	$7.17		$ 6.90
Total Return [3]	4.42%		(31.00)%

Ratios to Average Net Assets:
Net expenses	1.25	% [4,5]	1.25	% [4]
Net investment income	1.17	% [4]	0.62	% [4]
Expense waiver/reimbursement [6]	1.52	% [4]	1.88	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$9,568		$2,446
Portfolio turnover	118%		70%

1 Reflects operations for the period from December 5, 2007 (date of initial investment) to October 31, 2008.

2 Per share number has been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.25% for the six months ended April 30, 2009 after taking into account this expense reduction.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,044.20	$6.34
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,018.60	$6.26

1 Expenses are equal to the Fund's annualized net expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Table (unaudited)

At April 30, 2009, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Industrials	21.2%
Financials	18.4%
Information Technology	18.3%
Consumer Discretionary	15.0%
Health Care	8.1%
Telecommunication Services	7.1%
Materials	3.2%
Utilities	1.4%
Cash Equivalents [2]	3.3%
Other Assets and Liabilities - Net [3]	4.0%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--83.6%
		Consumer Discretionary--12.0%
48,323		Best Buy Co., Inc.	$1,854,637
38,170	[1]	Kohl's Corp.	1,731,009
245,700		Lennar Corp., Class A	2,393,118
57,354		TJX Cos., Inc.	1,604,191
		TOTAL	7,582,955
		Financials--18.4%
63,300		American Express Co.	1,596,426
110,000		Annaly Capital Management, Inc.	1,547,700
14,500		Goldman Sachs Group, Inc.	1,863,250
56,700		Housing Development Finance Corp. Ltd.	1,976,917
42,280		ICICI Bank Ltd., ADR	872,236
48,000		J.P. Morgan Chase & Co.	1,584,000
112,400		Wells Fargo & Co.	2,249,124
		TOTAL	11,689,653
		Health Care--8.1%
73,600		Bristol-Myers Squibb Co.	1,413,120
160,550		Schering Plough Corp.	3,695,861
		TOTAL	5,108,981
		Industrials--18.8%
56,807		Cummins, Inc.	1,931,438
28,218	[1]	Delta Air Lines, Inc.	174,105
39,800		FedEx Corp.	2,227,208
6,006	[1]	First Solar, Inc.	1,124,864
119,300		General Electric Co.	1,509,145
25,600		Precision Castparts Corp.	1,916,416
56,100	[1]	Ryanair Holdings PLC, ADR	1,534,335
211,350		Southwest Airlines Co.	1,475,223
		TOTAL	11,892,734
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Information Technology--18.3%
92,917	[1]	Cisco Systems, Inc.	$1,795,156
123,700		Corning, Inc.	1,808,494
95,512	[1]	MEMC Electronic Materials, Inc.	1,547,294
111,911	[1]	Oracle Corp.	2,164,359
149,950	[1]	Redecard SA	1,887,262
138,400	[1]	Symantec Corp.	2,387,400
		TOTAL	11,589,965
		Materials--0.9%
15,100		Ecolab, Inc.	582,105
		Telecommunication Services--5.7%
47,096	[1]	America Movil S.A.B. de C.V., Class L, ADR	1,547,104
135,050	[1]	Bharti Airtel Ltd.	2,043,064
		TOTAL	3,590,168
		Utilities--1.4%
110,000	[1,2,3]	EDP Renovaveis SA	899,557
		TOTAL COMMON STOCKS (IDENTIFIED COST $57,173,946)	52,936,118
		CORPORATE BONDS--6.8%
		Consumer Discretionary--3.0%
$3,047,000		Central European Media Enterprises Ltd., Conv. Bond, 3.50%, 3/15/2013	1,879,070
		Industrials--2.4%
1,100,000		Ingersoll-Rand Co., Ltd., 4.50%, 4/15/2012	1,557,237
		Telecommunication Services--1.4%
867,000	[2,3]	SBA Communications, Corp., Conv. Bond, 4.00%, 10/1/2014	899,513
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,536,205)	4,335,820
Principal Amount or Shares			Value
		CORPORATE NOTE--2.3%
		Materials--2.3%
$1,240,000		Newmont Mining Corp., Conv. Note, 3.00%, 2/15/2012 (IDENTIFIED COST $1,240,000)	$1,472,996
		MUTUAL FUND--3.3%
2,065,193	[4,5]	Prime Value Obligations Fund, Institutional Shares, 1.03% (AT NET ASSET VALUE)	2,065,193
		TOTAL INVESTMENTS--96.0% (IDENTIFIED COST $64,015,344) [6]	60,810,127
		OTHER ASSETS AND LIABILITIES - NET--4.0% [7]	2,558,078
		TOTAL NET ASSETS--100%	$63,368,205

1 Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $1,799,070, which represented 2.8% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2009, these liquid restricted securities amounted to $1,799,070, which represented 2.8% of total net assets.

4 Affiliated company.

5 7-Day net yield.

6 The cost of investments for federal tax purposes amounts to $63,990,997.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$50,081,774
Level 2--Other Significant Observable Inputs	10,728,353
Level 3--Significant Unobservable Inputs	--
TOTAL	$60,810,127

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Total investments in securities, at value including $2,065,193 of investments in an affiliated issuer (Note 5) (identified cost $64,015,344)		$60,810,127
Income receivable		107,910
Receivable for investments sold		2,517,076
Receivable for shares sold		343,585
TOTAL ASSETS		63,778,698
Liabilities:
Payable for investments purchased	$28,000
Payable for shares redeemed	151,063
Payable for capital gains taxes withheld	159,954
Payable for transfer and dividend disbursing agent fees and expenses	10,772
Payable for portfolio accounting fees	16,876
Payable for distribution services fee (Note 5)	12,330
Payable for shareholder services fee (Note 5)	20,353
Accrued expenses	11,145
TOTAL LIABILITIES		410,493
Net assets for 8,874,560 shares outstanding		$63,368,205
Net Assets Consist of:
Paid-in capital		$80,989,649
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(3,205,242)
Accumulated net realized loss on investments and foreign currency transactions		(14,507,837)
Undistributed net investment income		91,635
TOTAL NET ASSETS		$63,368,205

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($9,568,154 ÷ 1,334,204 shares outstanding), no par value, unlimited shares authorized	$7.17
Offering price per share	$7.17
Redemption proceeds per share	$7.17
Class A Shares:
Net asset value per share ($32,220,037 ÷ 4,504,105 shares outstanding), no par value, unlimited shares authorized	$7.15
Offering price per share (100/94.50 of $7.15)	$7.57
Redemption proceeds per share	$7.15
Class C Shares:
Net asset value per share ($21,535,755 ÷ 3,030,031 shares outstanding), no par value, unlimited shares authorized	$7.11
Offering price per share	$7.11
Redemption proceeds per share (99.00/100 of $7.11)	$7.04
Class K Shares:
Net asset value per share ($44,259 ÷ 6,220 shares outstanding), no par value, unlimited shares authorized	$7.12
Offering price per share	$7.12
Redemption proceeds per share	$7.12

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2009 (unaudited)

Investment Income:
Dividends (including $30,725 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $1,363)		$573,685
Interest		40,506
TOTAL INCOME		614,191
Expenses:
Investment adviser fee (Note 5)	$375,374
Administrative personnel and services fee (Note 5)	133,891
Custodian fees	5,649
Transfer and dividend disbursing agent fees and expenses--Class A Shares	31,054
Transfer and dividend disbursing agent fees and expenses--Class C Shares	21,369
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	6,371
Transfer and dividend disbursing agent fees and expenses--Class K Shares	51
Directors'/Trustees' fees	62
Auditing fees	20,554
Legal fees	4,949
Portfolio accounting fees	48,901
Distribution services fee--Class C Shares (Note 5)	65,761
Distribution services fee--Class K Shares (Note 5)	63
Shareholder services fee--Class A Shares (Note 5)	36,087
Shareholder services fee--Class C Shares (Note 5)	21,921
Share registration costs	48,323
Printing and postage	23,341
Insurance premiums	1,399
Miscellaneous	4,881
TOTAL EXPENSES	850,001

Statement of Operations - continued

Waivers, Reimbursements and Expense Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(350,133)
Waiver of administrative personnel and services fee (Note 5)	(27,009)
Waiver of distribution services fee--Class C Shares (Note 5)	(10)
Waiver of distribution services fee--Class K Shares (Note 5)	(8)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class A Shares (Note 5)	(8,661)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Shares (Note 5)	(1,876)
Fees paid indirectly for directed brokerage arrangements (Note 6)	(69)
TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTION		$(387,766)
Net expenses			$462,235
Net investment income			151,956
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including foreign taxes withheld of $159,954)			(10,681,681)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			12,747,427
Net realized and unrealized gain on investments and foreign currency transactions			2,065,746
Change in net assets resulting from operations			$2,217,702

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2009	Period Ended 10/31/2008 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$151,956	$32,113
Net realized loss on investments and foreign currency transactions	(10,681,681)	(3,791,896)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	12,747,427	(15,952,669)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,217,702	(19,712,452)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(34,222)	--
Class A Shares	(97,124)	--
Class K Shares	(119)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(131,465)	--
Share Transactions:
Proceeds from sale of shares	25,734,850	76,913,035
Net asset value of shares issued to shareholders in payment of distributions declared	111,735	--
Cost of shares redeemed	(14,476,261)	(7,288,939)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	11,370,324	69,624,096
Change in net assets	13,456,561	49,911,644
Net Assets:
Beginning of period	49,911,644	--
End of period (including undistributed net investment income of $91,635 and $71,144, respectively)	$63,368,205	$49,911,644

1 Reflects operations for the period from December 5, 2007 (date of initial investment) to October 31, 2008.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Kaufmann Large Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund, effective December 3, 2007, offers four classes of shares: Class A Shares, Class C Shares, Class K Shares and Institutional Shares. The financial highlights of the Class A Shares, Class C Shares and Class K Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Institutional Shares and Class K Shares may bear distribution services fees, shareholder services fees, and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax year 2008 remains subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2009		Period Ended 10/31/2008 [1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,010,363	$6,367,684	366,559	$2,986,589
Shares issued to shareholders in payment of distributions declared	5,200	33,907	--	--
Shares redeemed	(35,893)	(230,105)	(12,025)	(111,343)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	979,670	$6,171,486	354,534	$2,875,246

	Six Months Ended 4/30/2009		Period Ended 10/31/2008 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,945,144	$12,587,891	5,149,971	$49,053,817
Shares issued to shareholders in payment of distributions declared	11,931	77,671	--	--
Shares redeemed	(1,979,852)	(11,714,784)	(623,089)	(5,172,000)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(22,777)	$950,778	4,526,882	$43,881,817

	Six Months Ended 4/30/2009		Period Ended 10/31/2008 [1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,059,572	$6,734,296	2,625,254	$24,869,902
Shares issued to shareholders in payment of distributions declared	6	38	--	--
Shares redeemed	(411,588)	(2,524,031)	(243,213)	(2,005,596)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	647,990	$4,210,303	2,382,041	$22,864,306

	Six Months Ended 4/30/2009		Period Ended 10/31/2008 [1]
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	7,124	$44,979	286	$2,727
Shares issued to shareholders in payment of distributions declared	18	119	--	--
Shares redeemed	(1,208)	(7,341)	--	--
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	5,934	$37,757	286	$2,727
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,610,817	$11,370,324	7,263,743	$69,624,096

1 Reflects operations for the period from December 5, 2007 (date of initial investment) to October 31, 2008.

4. FEDERAL TAX INFORMATION

At April 30, 2009, the cost of investments for federal tax purposes was $63,990,997. The net unrealized depreciation of investments for federal tax purposes was $3,180,870. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,778,916 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,959,786.

At October 31, 2008, the Fund had a capital loss carryforward of $3,186,204, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended April 30, 2009, the Adviser voluntarily waived $348,806 of its fee. In addition, an affiliate of the Adviser reimbursed $10,537 of transfer and dividend disbursing agent fees and expenses.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2009, the Sub-Adviser earned a fee of $309,519.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the net fee paid to FAS was 0.406% of average daily net assets of the Fund. FAS waived $27,009 of its fee. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, FSC voluntarily waived $18 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2009, FSC retained $43,800 of fees paid by the Fund. For the six months ended April 30, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2009, FSC retained $7,884 in sales charges from the sale of Class A Shares. FSC also retained $188 of CDSC relating to redemptions of Class A Shares and $3,600 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.25%, 1.50%, 2.34% and 1.95%, respectively, for the fiscal year ending October 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through December 31, 2009.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2009, the Adviser reimbursed $1,327. Transactions with the affiliated company during the six months ended April 30, 2009 were as follows:

Affiliate	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	429,133	35,219,453	33,583,393	2,065,193	$2,065,193	$30,725

6. EXPENSE REDUCTION

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2009, the Fund's expenses were reduced by $69 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2009, were as follows:

Purchases	$68,573,947
Sales	$59,116,082

8. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the program was not utilized.

11. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has concluded that the adoption of FAS 161 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED KAUFMANN LARGE CAP FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2008. Because the Fund did not yet have a meaningful operating history, the Board's decision to approve these contracts reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.

The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

The Board also considered the anticipated compensation and benefits to be received by the Adviser and subadviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by independent legal counsel. The Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

It was recognized that the factors mentioned above relating to such matters as fund performance and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, the Board monitors the Fund's performance quarterly as information becomes available. Moreover, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

In connection with the Board's initial consideration of these contracts, Federated had previously furnished reports, requested by the Senior Officer, that reported projected revenues and made estimates of the allocation of expenses, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that the Fund had only recently commenced its first fiscal year, and that the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. With due regard for the fact that the Fund did not yet have a meaningful operating history, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

The Board based its decision to approve the contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contracts reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172412

38632 (6/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Kaufmann Small
Cap Fund

Established 2002

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2009

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2009		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$15.19		$28.16		$24.45		$20.60		$19.30		$17.07
Income From Investment Operations:
Net investment income (loss)	(0.03	) [1]	(0.17	) [1]	(0.30	) [1]	(0.33	) [1]	(0.35	) [1]	(0.31	) [1]
Net realized and unrealized gain (loss) on investments, written options and foreign currency transactions	(0.27)		(11.95)		5.19		4.51		2.76		2.79
TOTAL FROM INVESTMENT OPERATIONS	(0.30)		(12.12)		4.89		4.18		2.41		2.48
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--		(0.85)		(1.18)		(0.33)		(1.11)		(0.25)
Net Asset Value, End of Period	$14.89		$15.19		$28.16		$24.45		$20.60		$19.30
Total Return [2]	(1.97)%		(44.29)%		20.92%		20.50%		12.79%		14.72%

Ratios to Average Net Assets:
Net expenses	1.95	% [3,4]	1.95	% [4]	1.95%		1.95%		1.95%		1.95%
Net investment income (loss)	(0.48	)% [3]	(0.77)%		(1.15)%		(1.39)%		(1.73)%		(1.72)%
Expense waiver/reimbursement [5]	0.44	% [3]	0.28%		0.24%		0.24%		0.28%		0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$487,445		$543,187		$967,496		$724,411		$371,092		$216,310
Portfolio turnover	34%		58%		46%		51%		42%		68%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.95% and 1.95% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2009		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$14.71		$27.45		$23.99		$20.33		$19.16		$17.04
Income From Investment Operations:
Net investment income (loss)	(0.07	) [1]	(0.29	) [1]	(0.43	) [1]	(0.45	) [1]	(0.46	) [1]	(0.41)
Net realized and unrealized gain (loss) on investments, written options and foreign currency transactions	(0.26)		(11.60)		5.07		4.44		2.74		2.78
TOTAL FROM INVESTMENT OPERATIONS	(0.33)		(11.89)		4.64		3.99		2.28		2.37
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--		(0.85)		(1.18)		(0.33)		(1.11)		(0.25)
Net Asset Value, End of Period	$14.38		$14.71		$27.45		$23.99		$20.33		$19.16
Total Return [2]	(2.24)%		(44.61)%		20.25%		19.83%		12.17%		14.09%

Ratios to Average Net Assets:
Net expenses	2.50	% [3,4]	2.50	% [4]	2.50%		2.50%		2.50%		2.50%
Net investment income (loss)	(1.03	)% [3]	(1.35)%		(1.70)%		(1.95)%		(2.28)%		(2.27)%
Expense waiver/reimbursement [5]	0.44	% [3]	0.28%		0.23%		0.24%		0.23%		0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$68,279		$78,150		$177,325		$159,357		$117,744		$87,938
Portfolio turnover	34%		58%		46%		51%		42%		68%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.50% and 2.50% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2009		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$14.71		$27.45		$23.99		$20.33		$19.16		$17.04
Income From Investment Operations:
Net investment income (loss)	(0.07	) [1]	(0.29	) [1]	(0.43	) [1]	(0.45	) [1]	(0.46	) [1]	(0.41	) [1]
Net realized and unrealized gain (loss) on investments, written options and foreign currency transactions	(0.26)		(11.60)		5.07		4.44		2.74		2.78
TOTAL FROM INVESTMENT OPERATIONS	(0.33)		(11.89)		4.64		3.99		2.28		2.37
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--		(0.85)		(1.18)		(0.33)		(1.11)		(0.25)
Net Asset Value, End of Period	$14.38		$14.71		$27.45		$23.99		$20.33		$19.16
Total Return [2]	(2.24)%		(44.61)%		20.25%		19.83%		12.17%		14.09%

Ratios to Average Net Assets:
Net expenses	2.50	% [3,4]	2.50	% [4]	2.50%		2.50%		2.50%		2.50%
Net investment income (loss)	(1.03	)% [3]	(1.34)%		(1.70)%		(1.94)%		(2.28)%		(2.27)%
Expense waiver/reimbursement [5]	0.41	% [3]	0.28%		0.23%		0.24%		0.23%		0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$148,756		$175,301		$358,085		$259,215		$152,232		$100,873
Portfolio turnover	34%		58%		46%		51%		42%		68%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.50% and 2.50% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2009		2008		2007		2006	[1]
Net Asset Value, Beginning of Period	$15.19		$28.16		$24.45		$20.60
Income From Investment Operations:
Net investment income (loss)	(0.03	) [2]	(0.16	) [2]	(0.29	) [2]	(0.29	) [2]
Net realized and unrealized gain (loss) on investments, written options and foreign currency transactions	(0.27)		(11.96)		5.18		4.47
TOTAL FROM INVESTMENT OPERATIONS	(0.30)		(12.12)		4.89		4.18
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--		(0.85)		(1.18)		(0.33)
Net Asset Value, End of Period	$14.89		$15.19		$28.16		$24.45
Total Return [3]	(1.97)%		(44.29)%		20.92%		20.50%

Ratios to Average Net Assets:
Net expenses	1.95	% [4,5]	1.95	% [5]	1.95%		1.95%
Net investment income (loss)	(0.48	)% [4]	(0.73)%		(1.15)%		(1.25)%
Expense waiver/reimbursement [6]	0.53	% [4]	0.46%		0.44%		0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$19,495		$17,665		$20,440		$7,838
Portfolio turnover	34%		58%		46%		51%

1 The date of initial investment was November 1, 2005.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.95% and 1.95% for the six months ended April 30, 2009 and for the year ended October 31, 2008, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 980.30	$ 9.57
Class B Shares	$1,000	$ 977.60	$12.26
Class C Shares	$1,000	$ 977.60	$12.26
Class K Shares	$1,000	$ 980.30	$ 9.57
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.12	$ 9.74
Class B Shares	$1,000	$1,012.40	$12.47
Class C Shares	$1,000	$1,012.40	$12.47
Class K Shares	$1,000	$1,015.12	$ 9.74

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.95%
Class B Shares	2.50%
Class C Shares	2.50%
Class K Shares	1.95%

Portfolio of Investments Summary Table (unaudited)

At April 30, 2009, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Health Care	21.4%
Consumer Discretionary	21.2%
Industrials	18.6%
Information Technology	18.1%
Financials	7.7%
Materials	2.3%
Telecommunication Services	2.1%
Utilities	1.6%
Consumer Staples	1.2%
Energy	0.1%
Securities Lending Collateral [2]	18.2%
Other Assets and Liabilities - Net [3]	(12.5)%
TOTAL	100.0%

1 Except for Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash collateral received from lending portfolio securities, which is invested in short-term investments such as repurchase agreements or money market mutual funds.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2009 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--88.4%
		Consumer Discretionary--18.8%
98,667	[1]	ATA, Inc., ADR	$483,468
52,300	[1,2,3]	B2W Companhia Global Do Varejo, GDR	1,641,697
414,600		Belle International Holdings	320,562
108,191	[1]	Bridgepoint Education, Inc.	1,173,872
923,169	[1]	Central European Media Enterprises Ltd., Class A	15,149,203
742,300	[1]	ChinaCast Education Corp.	3,299,524
66,629	[1,4]	Chipotle Mexican Grill, Inc.	5,402,946
152,500	[1]	Collective Brands, Inc.	2,214,300
137,000	[4]	Ctrip.com International Ltd., ADR	4,236,040
400,200		D.R. Horton, Inc.	5,222,610
27,100	[1]	Deckers Outdoor Corp.	1,531,692
628,850	[1]	Dick's Sporting Goods, Inc.	11,948,150
199,818	[1]	Dolan Media Co.	2,379,832
468,600		Geox SpA	3,974,805
250,900	[1]	LJ International, Inc.	270,972
893,200	[4]	Lennar Corp., Class A	8,699,768
282,700	[1]	Lodgenet Entertainment	1,147,762
98,172	[1,4]	Lululemon Athletica Inc.	1,369,499
963,011	[1,4]	Meritage Corp.	20,040,259
351,835		National CineMedia, Inc.	5,112,163
52,000	[1,4]	New Oriental Education & Technology Group, Inc., ADR	2,754,960
245,146	[1]	Orchard Enterprises, Inc.	551,579
871,600	[4]	Orient-Express Hotel Ltd.	5,639,252
5,240,900	[1,2,3]	Piaggio & C. SpA	8,828,436
109,000	[1]	SEB - Sistema Educacional Brasileiro SA	617,465
272,200	[1,4]	Texas Roadhouse, Inc.	3,097,636
200,000	[4]	Thor Industries, Inc.	4,598,000
62,333	[1,4]	Universal Travel Group	305,433
862,100	[1]	hhgregg, Inc.	14,310,860
		TOTAL	136,322,745
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Consumer Staples--1.1%
223,800	[1]	Bare Escentuals, Inc.	$2,072,388
235,000	[1,4]	Heckmann Corp.	1,238,450
565,600	[1]	Hypermarcas SA	4,824,118
		TOTAL	8,134,956
		Energy--0.0%
467,500	[1,4]	Grupo TMM SA de CV, ADR	355,300
		Financials--7.3%
81,258	[1,4]	Affiliated Managers Group	4,619,517
17,987	[1]	Alleghany Corp.	4,562,582
1,268,550	[1]	Brasil Brokers Participacoes	1,564,716
40,500	[4]	Capital One Financial Corp.	677,970
1,764,076		Chimera Investment Corp.	6,227,188
462,963	[1,2,3]	China Housing & Land Development, Inc.	805,556
89,600	[1]	China Housing & Land Development, Inc.	155,904
95,100		Goldman Sachs Group, Inc.	12,220,350
94,300	[1]	Hambrecht Asia Acquisition Corp.	683,675
12,600		ICICI Bank Ltd., ADR	259,938
38,500		Mack-Cali realty Corp.	1,034,110
197,200	[1]	Media & Entertainment Holdings, Inc.	1,538,160
5,000		Parkway Properties, Inc.	69,350
185,300	[1]	RHJ International	871,893
2,090,874		Rural Electrification Corp. Ltd.	4,374,898
345,900		Willis Group Holdings Ltd.	9,515,709
758,300	[1,4]	Xinyuan Real Estate Co. Ltd, ADR	3,579,176
		TOTAL	52,760,692
		Health Care--20.3%
312,000	[1,2,3]	Adaltis, Inc.	27,453
641,543	[1]	Adaltis, Inc.	56,450
551,550	[1]	Alkermes, Inc.	4,219,358
165,118		Allergan, Inc.	7,704,406
216,200	[1,4]	Alnylam Pharmaceuticals, Inc.	3,971,594
69,000	[1]	Amylin Pharmaceuticals, Inc.	754,860
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Health Care--continued
596,000	[1,4]	Arena Pharmaceuticals, Inc.	$1,674,760
127,195	[1,4]	Athenahealth, Inc.	4,044,801
475,000	[1,4]	Auxilium Pharmaceutical, Inc.	10,877,500
400,000	[1,4]	BioMarin Pharmaceutical, Inc.	5,144,000
644,350	[1]	Catalyst Pharmaceutical Partners Inc.	1,204,935
1,200	[1]	Conceptus, Inc.	16,248
34,600	[1]	Crucell NV, ADR	726,254
722,376	[1,4]	Cubist Pharmaceuticals, Inc.	11,991,442
314,000		Dishman Pharmaceuticals & Chemicals Ltd.	652,540
72,126	[1]	Durect Corp.	175,988
903,600	[1]	Dyax Corp.	1,771,056
931,972	[1,4]	Dynavax Technologies Corp.	1,034,489
281,400	[1]	Endologix, Inc.	664,104
343,512	[1]	Epigenomics AG	805,039
60,750		Hikma Pharmaceuticals PLC	348,694
85,200	[1]	IPC The Hospitalist Co., Inc.	1,561,716
199,644	[1]	Illumina, Inc.	7,456,703
89,200	[1,4]	Insulet Corp.	512,900
474,820	[1]	Isis Pharmaceuticals, Inc.	7,445,178
115,492	[1]	Masimo Corp.	3,337,719
231,500	[1]	Momenta Pharmaceuticals, Inc.	2,592,800
339,000	[1,4]	Mylan Laboratories, Inc.	4,491,750
247,700	[1]	Natus Medical, Inc.	2,174,806
521,500	[1]	Neurocrine Biosciences, Inc.	1,720,950
442,300	[1]	OSI Pharmaceuticals, Inc.	14,848,011
129,000	[1]	Orexigen Therapeutics, Inc.	366,360
280,981	[1]	Orthofix International NV	4,790,726
619,000	[1]	Orthovita, Inc.	1,819,860
1,101,700	[1]	Penwest Pharmaceuticals Co.	1,806,788
409,200	[1]	Phase Forward, Inc.	5,835,192
239,400		Piramal Healthcare Ltd.	1,114,114
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Health Care--continued
540,100	[1]	Progenics Pharmaceuticals, Inc.	$2,959,748
279,500	[1]	Protalix Biotherapeutics, Inc.	816,140
148,700	[1,4]	Qiagen NV	2,457,107
145,200	[1]	Regeneron Pharmaceuticals, Inc.	1,925,352
104,100	[1]	Rigel Pharmaceuticals, Inc.	691,224
140,400	[1]	SXC Health Solutions Corp.	2,812,212
322,400	[1,4]	Seattle Genetics, Inc.	2,975,752
28,500	[1]	Solta Medical, Inc.	36,623
933,500	[1]	Spectrum Pharmaceuticals, Inc.	2,277,740
611,100	[1,4]	ThermoGenesis Corp.	397,643
235,700	[1,5]	Valera Pharmaceuticals, Inc.	0
235,700	[1,5]	Valera Pharmaceuticals, Inc.	0
519,600	[1]	Vical, Inc.	1,324,980
754,000	[1,4]	Warner Chilcott Ltd., Class A	7,381,660
165,300	[1]	WuXi PharmaTech Cayman, Inc., ADR	953,781
		TOTAL	146,751,506
		Industrials--18.3%
67,300	[1]	Aecom Technology Corp.	1,731,629
19,359,765	[1]	Aramex PJSC	4,976,584
454,350		CLARCOR, Inc.	14,121,198
139,800	[1,4]	CoStar Group, Inc.	5,179,590
250,000		Con-way, Inc.	6,195,000
115,600	[1]	Copart, Inc.	3,628,684
608,352	[1]	Delta Air Lines, Inc.	3,753,532
165,700		Ducommun, Inc.	2,869,924
280,700	[1]	Dynamex, Inc.	4,129,097
93,500	[1]	Dyncorp International, Inc., Class A	1,425,875
179,200		Expeditors International Washington, Inc.	6,220,032
1,527,300	[1]	Express-1 Expedited Solutions	1,282,932
94,200	[1,4]	First Solar, Inc.	17,642,718
661,200	[4]	Forward Air Corp.	11,022,204
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Industrials--continued
320,100	[1,4]	GlobalOptions Group, Inc.	$448,140
109,440	[1]	IHS, Inc., Class A	4,526,438
1,764,988	[1,4]	Innovative Solutions and Support, Inc.	8,471,942
101,300	[1]	Iron Mountain, Inc.	2,886,037
257,200		Landstar System, Inc.	9,158,892
260,623		Max India Ltd.	736,984
79,426	[1,4]	Monster Worldwide, Inc.	1,096,079
579,100	[1]	Quality Distribution, Inc.	1,152,409
193,600	[4]	Simpson Manufacturing Co., Inc.	4,309,536
500,620	[1]	Spire Corp.	3,499,334
220,000	[1]	SunPower Corp., Class A	6,023,600
325,100	[4]	Trinity Industries, Inc.	4,749,711
194,688		Vicor Corp.	1,045,475
		TOTAL	132,283,576
		Information Technology--17.0%
1,601,000	[1]	Access Integrated Technology, Inc., Class A	1,665,040
129,000	[1]	Blackboard, Inc.	4,389,870
53,900	[1]	Ceragon Networks Ltd.	274,890
565,900	[1]	Commvault Systems, Inc.	7,045,455
438,000	[1]	Compellent Technologies, Inc.	4,888,080
1,025,300	[1]	Entropic Communications, Inc.	1,876,299
423,683	[1]	Fundtech Ltd.	3,529,279
951,600	[1]	Gilat Satellite Networks	3,501,888
672,003	[1]	Kenexa Corp.	4,408,340
36,400		Lender Processing Services	1,043,224
1,155,151	[1]	MEMC Electronic Materials, Inc.	18,713,446
61,040	[1]	Magma Design Automation	108,651
384,289	[1]	Microsemi Corp.	5,157,158
417,091	[1]	Monotype Imaging Holdings, Inc.	1,547,408
221,500	[1]	NIC, Inc.	1,196,100
1,215,020	[1,4]	NaviSite, Inc.	461,708
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Information Technology--continued
500,004	[1]	Netezza Corp.	$4,045,032
425,000	[1]	ON Semiconductor Corp.	2,303,500
707,473	[1]	Oclaro, Inc.	700,398
562,000	[1,4]	Omniture, Inc.	6,923,840
608,300	[1]	Onvia.com, Inc.	2,341,955
467,500	[1]	Parametric Technology Corp.	5,212,625
127,300	[1,4]	Perfect World Co. Ltd., ADR	2,311,768
605,800	[1]	RADWARE Ltd.	3,901,352
463,000	[1]	Redecard SA	5,827,292
209,709	[1]	Rosetta Stone, Inc.	6,280,785
480,800	[1]	Solera Holdings, Inc.	10,971,856
61,200	[1]	Switch & Data Facilities Co.	708,084
76,300	[1]	TNS, Inc.	1,285,655
322,850	[1]	Telecity Group PLC	1,256,776
211,674	[1]	ValueClick, Inc.	2,243,744
350,650	[1]	VanceInfo Technologies, Inc., ADR	2,791,174
1,823,500	[1]	WebMediaBrands, Inc.	929,985
2,647,002	[1]	iPass, Inc.	3,017,582
		TOTAL	122,860,239
		Materials--2.1%
479,350	[4]	Eagle Materials, Inc.	13,325,930
1,722,100		Nine Dragons Paper Holdings Ltd.	775,651
200,000	[1]	Thompson Creek Metals Co., Inc.	1,348,000
		TOTAL	15,449,581
		Telecommunication Services--2.0%
378,700	[1]	Bharti Airtel Ltd.	5,729,052
402,139	[1]	Maxcom Telecomunicaciones SA de CV, ADR	928,941
182,109		NTELOS Holdings Corp.	2,910,102
533,700	[1,4]	TW Telecom, Inc.	4,904,703
		TOTAL	14,472,798
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Utilities--1.5%
119,099		American Water Works Co., Inc.	$2,143,782
363,860	[1,2,3]	EDP Renovaveis SA	2,975,570
125,600		ITC Holdings Corp.	5,467,368
		TOTAL	10,586,720
		TOTAL COMMON STOCKS (IDENTIFIED COST $809,427,251)	639,978,113
		WARRANTS--0.0%
		Consumer Discretionary--0.0%
160,372	[1]	Point Therapeutics, Inc.	20
		Financials--0.0%
138,889	[1]	China Housing & Land Development, Inc.	47,358
		Health Care--0.0%
224,540	[1]	Adaltis, Inc.	125
20,850	[1]	Avalon Pharmaceuticals, Inc.	508
144,960	[1]	Cortex Pharmaceuticals, Inc.	482
201,055	[1]	Medicure, Inc.	0
		TOTAL	1,115
		TOTAL WARRANTS (IDENTIFIED COST $71,925)	48,493
		PREFERRED STOCKS--1.1%
		Consumer Discretionary--0.5%
41,000		Autoliv, Inc., Conv. Pfd.	1,474,770
20,000		Johnson Controls, Inc., Conv. Pfd.	1,903,200
		TOTAL	3,377,970
		Health Care--0.6%
792,576		Bellus Health, Inc., Conv. Pfd., Series A	174,367
5,000		Mylan Laboratories, Inc., Conv. Pfd., $65.00 Annual Dividend	4,260,000
		TOTAL	4,434,367
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $7,287,699)	7,812,337
Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--4.5%
		Consumer Discretionary--1.9%
$719,000		Brown Shoe Co., Inc., Company Guarantee, 8.75%, 5/1/2012	$607,555
12,996,000	[4]	Central European Media Enterprises Ltd., Conv. Bond, 3.50%, 3/15/2013	8,014,568
600,000		Johnson Controls, Inc., Conv. Bond, 6.50%, 9/30/2012	1,082,040
510,000	[4]	Limited Brands, Inc., Sr. Unsecd. Note, 6.125%, 12/1/2012	449,669
1,571,000		Newell Rubbermaid, Inc., Sr. Note, 5.50%, 3/15/2014	2,323,808
786,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 10.60%, 4/15/2019	859,535
214,000		Starwood Hotels & Resorts Worldwide, Inc., Company Guarantee, 7.875%, 10/15/2014	206,050
		TOTAL	13,543,225
		Consumer Staples--0.1%
771,000		SUPERVALU, Inc., Sr. Unsecd. Note, 8.00%, 5/1/2016	757,508
		Energy--0.1%
387,000		Sesi LLC, 1.50%, 12/15/2026	318,035
		Financials--0.4%
1,087,000	[2,3]	Alexandria Real Estate Equities, Inc., Conv. Bond, 8.00%, 4/15/2029	1,154,938
1,069,000	[2,3]	Digital Realty Trust, Inc., Conv. Bond, 5.50%, 4/15/2029	1,057,362
520,000		Washington REIT, Conv. Bond, 3.875%, 9/15/2026	482,482
372,000		Washington REIT, Conv. Bond, Series 1, 3.875%, 9/15/2026	345,160
		TOTAL	3,039,942
		Health Care--0.5%
1,169,000		CONMED Corp., Conv. Sr. Sub. Note, 2.50%, 11/15/2024	944,603
366,000		Charles River Laboratories International, Inc., 2.25%, 6/15/2013	309,962
973,000		Chemed Corp., Conv. Bond, 1.875%, 5/15/2014	738,896
412,000		Cubist Pharmaceuticals, Inc., 2.25%, 6/15/2013	342,572
672,000		Kendle International, Inc., Conv. Bond, 3.375%, 7/15/2012	443,654
320,000		Wilson Greatbatch Technology, Inc., 2.25%, 6/15/2013	264,813
733,000		Wright Medical Group, Inc., 2.625%, 12/1/2014	513,173
		TOTAL	3,557,673
Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Industrials--0.3%
$545,000		Charles River Associates, Inc., Conv. Bond, 2.875%, 6/15/2034	$477,597
1,271,000		Griffon Corp., 4.00%, 7/18/2023	1,220,128
208,000		Quanta Services, Inc., Conv. Bond, 3.75%, 4/30/2026	240,386
1,000,000	[4]	UAL Corp., Conv. Bond, 5.00%, 2/1/2021	463,000
		TOTAL	2,401,111
		Information Technology--0.9%
792,000		Anixter International, Inc., Sr. Note, 10.00%, 3/15/2014	760,320
568,000		Arris Group, Inc., Conv. Bond, 2.00%, 11/15/2026	514,541
264,000		Diodes, Inc., 2.25%, 10/1/2026	217,207
212,000		EarthLink Network, Inc., Conv. Bond, 3.25%, 11/16/2026	219,674
606,000		FEI Co., 2.875%, 6/1/2013	549,554
731,000		Flextronics International Ltd., Conv. Bond, 1.00%, 8/1/2010	685,510
860,000		GSI Commerce, Inc., Conv. Bond, 2.50%, 6/1/2027	599,201
462,000		GSI Commerce, Inc., Conv. Bond, 3.00%, 6/1/2025	461,838
738,000		Lawson Software Inc., 2.50%, 4/15/2012	619,428
337,000		SPM Group, Inc., Conv. Bond, 2.50%, 3/15/2012	314,994
956,000		Safeguard Scientifics, Inc., 2.625%, 3/15/2024	714,132
327,423		Tech Data Corp., Conv. Bond, 2.75%, 12/15/2026	303,214
393,000		Teradyne, Inc., 4.50%, 3/15/2014	510,271
		TOTAL	6,469,884
		Materials--0.1%
390,000	[2,3]	BWay Corp., Sr. Sub. Note, 10.00%, 4/15/2014	369,525
		Telecommunication Services--0.1%
887,000	[2,3]	SBA Communications, Corp., Conv. Bond, 4.00%, 10/1/2014	920,263
		Utilities--0.1%
785,000		National Fuel Gas Co., Note, 8.75%, 5/1/2019	792,137
		TOTAL CORPORATE BONDS (IDENTIFIED COST $28,157,535)	32,169,303
Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE NOTES--0.3%
		Information Technology--0.2%
$1,546,000		Blackboard, Inc., Conv. Bond, 3.25%, 7/1/2027	$1,461,372
		Materials--0.1%
858,000		Newmont Mining Corp., Conv. Note, 3.00%, 2/15/2012	1,019,218
		TOTAL CORPORATE NOTES (IDENTIFIED COST $1,865,640)	2,480,590
		MUTUAL FUND--18.2%
131,827,343	[6,7,8]	Prime Value Obligations Fund, Institutional Shares, 1.03% (AT NET ASSET VALUE)	131,827,343
		TOTAL INVESTMENTS--112.5% (IDENTIFIED COST $978,637,393) [9]	814,316,179
		OTHER ASSETS AND LIABILITIES - NET--(12.5)% [10]	(90,341,351)
		TOTAL NET ASSETS--100%	$723,974,828

1 Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2009, these restricted securities amounted to $17,780,800, which represented 2.5% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2009, these liquid restricted securities amounted to $17,780,800, which represented 2.5% of total net assets.

4 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

5 Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.

6 Affiliated company.

7 7-Day net yield.

8 All of this security is held as collateral for securities lending.

9 The cost of investments for federal tax purposes amounts to $975,981,368.

10 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$739,419,087
Level 2--Other Significant Observable Inputs	74,897,092
Level 3--Significant Unobservable Inputs	--
TOTAL	$814,316,179

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt
REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Total investments in securities, at value including $131,827,343 of investments in an affiliated issuer (Note 5) and $121,149,285 of securities loaned (identified cost $978,637,393)		$814,316,179
Income receivable		449,289
Receivable for investments sold		54,237,693
Receivable for shares sold		1,347,068
TOTAL ASSETS		870,350,229
Liabilities:
Payable for investments purchased	$9,359,886
Payable for shares redeemed	1,960,389
Bank overdraft	2,281,871
Payable for collateral due to broker for securities lending	131,827,343
Payable for Directors'/Trustees' fees	1,446
Payable for distribution services fee (Note 5)	208,133
Payable for shareholder services fee (Note 5)	300,536
Accrued expenses	435,797
TOTAL LIABILITIES		146,375,401
Net assets for 49,128,518 shares outstanding		$723,974,828
Net Assets Consist of:
Paid-in capital		$1,039,516,744
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(164,321,959)
Accumulated net realized loss on investments, written options and foreign currency transactions		(148,804,614)
Accumulated net investment income (loss)		(2,415,343)
TOTAL NET ASSETS		$723,974,828

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($487,444,710 ÷ 32,730,939 shares outstanding), no par value, unlimited shares authorized	$14.89
Offering price per share (100/94.50 of $14.89)	$15.76
Redemption proceeds per share	$14.89
Class B Shares:
Net asset value per share ($68,279,276 ÷ 4,746,569 shares outstanding), no par value, unlimited shares authorized	$14.38
Offering price per share	$14.38
Redemption proceeds per share (94.50/100 of $14.38)	$13.59
Class C Shares:
Net asset value per share ($148,755,981 ÷ 10,342,116 shares outstanding), no par value, unlimited shares authorized	$14.38
Offering price per share	$14.38
Redemption proceeds per share (99.00/100 of $14.38)	$14.24
Class K Shares:
Net asset value per share ($19,494,861 ÷ 1,308,894 shares outstanding), no par value, unlimited shares authorized	$14.89
Offering price per share	$14.89
Redemption proceeds per share	$14.89

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2009 (unaudited)

Investment Income:
Dividends (including $36,240 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $25,638)		$2,486,134
Interest (including $1,813,829 of income on securities loaned)		2,576,517
TOTAL INCOME		5,062,651
Expenses:
Investment adviser fee (Note 5)	$4,886,789
Administrative personnel and services fee (Note 5)	266,552
Custodian fees	119,514
Transfer and dividend disbursing agent fees and expenses--Class A Shares	660,845
Transfer and dividend disbursing agent fees and expenses--Class B Shares	106,700
Transfer and dividend disbursing agent fees and expenses--Class C Shares	228,192
Transfer and dividend disbursing agent fees and expenses--Class K Shares	30,065
Directors'/Trustees' fees	5,394
Auditing fees	19,192
Legal fees	4,512
Portfolio accounting fees	81,476
Distribution services fee--Class A Shares (Note 5)	576,779
Distribution services fee--Class B Shares (Note 5)	243,346
Distribution services fee--Class C Shares (Note 5)	537,079
Distribution services fee--Class K Shares (Note 5)	40,822
Shareholder services fee--Class A Shares (Note 5)	551,194
Shareholder services fee--Class B Shares (Note 5)	81,115
Shareholder services fee--Class C Shares (Note 5)	170,269
Account administration fee--Class A Shares	12,590
Share registration costs	36,460
Printing and postage	94,677
Insurance premiums	3,820
Miscellaneous	4,978
TOTAL EXPENSES	8,762,360

Statement of Operations-continued

Waivers, Reimbursements and Expense Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(762,242)
Waiver of administrative personnel and services fee (Note 5)	(5,581)
Waiver of distribution services fee--Class A Shares (Note 5)	(102,835)
Waiver of distribution services fee--Class K Shares (Note 5)	(24,702)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class A Shares (Note 5)	(388,213)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class B Shares (Note 5)	(68,356)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class C Shares (Note 5)	(134,430)
Fees paid indirectly for directed brokerage arrangements (Note 6)	(6,488)
TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTION		$(1,492,847)
Net expenses			$7,269,513
Net investment income (loss)			(2,206,862)
Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(115,890,963)
Net realized gain on written options			1,144,150
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			90,643,319
Net realized and unrealized loss on investments, written options and foreign currency transactions			(24,103,494)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS			$(26,310,356)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2009	Year Ended 10/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(2,206,862)	$(11,881,943)
Net realized loss on investments, written options and foreign currency transactions	(114,746,813)	(30,952,312)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	90,643,319	(631,513,757)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(26,310,356)	(674,348,012)
Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	--	(29,029,160)
Class B Shares	--	(5,432,427)
Class C Shares	--	(11,037,351)
Class K Shares	--	(642,921)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	--	(46,141,859)
Share Transactions:
Proceeds from sale of shares	106,280,310	399,727,183
Net asset value of shares issued to shareholders in payment of distributions declared	--	34,096,277
Cost of shares redeemed	(170,298,789)	(422,375,460)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(64,018,479)	11,448,000
Change in net assets	(90,328,835)	(709,041,871)
Net Assets:
Beginning of period	814,303,663	1,523,345,534
End of period (including accumulated net investment income (loss) of $(2,415,343) and $(208,481), respectively)	$723,974,828	$814,303,663

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Kaufmann Small Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are value at their last reported sale price or official closing price on their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services, shareholder services, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At April 30, 2009, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Written Options Contracts

The Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended April 30, 2009, the Fund had a net realized gain on written options of $1,144,150.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at October 31, 2008	--	$ --
Contracts written	75,000,000	1,780,175
Contracts bought back	(75,000,000)	(1,780,175)
Outstanding at April 30, 2009	--	$ --

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2009, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$121,149,285	$131,827,343

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,541,537	$87,244,971	14,980,374	$325,209,335
Shares issued to shareholders in payment of distributions declared	--	--	787,568	20,334,997
Shares redeemed	(9,581,018)	(126,670,095)	(14,349,669)	(302,177,992)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,039,481)	$(39,425,124)	1,418,273	$43,366,340

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	221,471	$2,899,788	415,392	$8,993,322
Shares issued to shareholders in payment of distributions declared	--	--	190,507	4,789,336
Shares redeemed	(788,895)	(10,048,582)	(1,750,656)	(36,647,925)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(567,424)	$(7,148,794)	(1,144,757)	$(22,865,267)

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	820,430	$10,769,241	2,289,463	$49,628,420
Shares issued to shareholders in payment of distributions declared	--	--	331,306	8,329,025
Shares redeemed	(2,398,157)	(30,209,926)	(3,744,271)	(76,905,396)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,577,727)	$(19,440,685)	(1,123,502)	$(18,947,951)

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	400,448	$5,366,310	724,704	$15,896,106
Shares issued to shareholders in payment of distributions declared	--	--	24,900	642,919
Shares redeemed	(254,768)	(3,370,186)	(312,118)	(6,644,147)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	145,680	$1,996,124	437,486	$9,894,878
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(5,038,952)	$(64,018,479)	(412,500)	$11,448,000

4. FEDERAL TAX INFORMATION

At April 30, 2009, the cost of investments for federal tax purposes was $975,981,368. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $161,665,189. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $86,605,234 and net unrealized depreciation from investments for those securities having an excess of cost over value of $248,270,423.

At October 31, 2008, the Fund had a capital loss carryforward of $26,938,390 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the Adviser voluntarily waived $707,134 of its fee. In addition, an affiliate of the Adviser reimbursed $590,999 of transfer and dividend disbursing agent fees and expenses.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2009, the Sub-Adviser earned a fee of $4,029,458.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $5,581 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, FSC voluntarily waived $127,537 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2009, FSC retained $545,210 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2009, FSC retained $15,150 in sales charges from the sale of Class A Shares. FSC also retained $689 of CDSC relating to redemptions of Class A Shares and $9,750 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $9,579 of Service Fees for the six months ended April 30, 2009. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.95%, 2.50%, 2.50% and 1.95%, respectively, for the fiscal year ending October 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through December 31, 2009.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2009, the Adviser reimbursed $55,108. Transactions with the affiliated company during the six months ended April 30, 2009 were as follows:

Affiliate	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	121,073,881	543,307,159	532,553,697	131,827,343	$131,827,343	$36,240

6. EXPENSE REDUCTION

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2009, the Fund's expenses were reduced by $6,488 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2009, were as follows:

Purchases	$235,372,851
Sales	$320,395,569

8. CONCENTRATION OF RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the program was not utilized.

11. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has concluded that the adoption of FAS 161 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED KAUFMANN SMALL CAP FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2008. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172636
Cusip 314172628
Cusip 314172610
Cusip 314172537

28534 (6/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Market Opportunity Fund

Established 2000

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2009

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2009		2008		2007		2006	[1]	2005		2004
Net Asset Value, Beginning of Period	$10.26		$12.22		$12.69		$13.48		$13.48		$12.32
Income From Investment Operations:
Net investment income	0.05	[2]	0.42	[2]	0.41	[2]	0.38		0.20		0.24	[2]
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	1.00		(1.83)		(0.43)		(0.05)		0.31		1.26
TOTAL FROM INVESTMENT OPERATIONS	1.05		(1.41)		(0.02)		0.33		0.51		1.50
Less Distributions:
Distributions from net investment income	(0.46)		(0.55)		(0.45)		(0.32)		(0.32)		(0.34)
Distributions from net realized gain on investments, written options and foreign currency transactions	--		--		--		(0.80)		(0.19)		--
TOTAL DISTRIBUTIONS	(0.46)		(0.55)		(0.45)		(1.12)		(0.51)		(0.34)
Net Asset Value, End of Period	$10.85		$10.26		$12.22		$12.69		$13.48		$13.48
Total Return [3]	10.44%		(12.18)%		(0.18)%		2.64%		3.89%		12.29%

Ratios to Average Net Assets:
Net expenses	1.25	% [4,5]	1.20	% [4]	1.22	% [4]	1.22	% [4]	1.24	% [4]	1.23	% [4]
Net expenses excluding dividends on short positions	1.24	% [4,5]	1.20	% [4]	1.22	% [4]	1.22	% [4]	1.24	% [4]	1.23	% [4]
Net investment income	0.92	% [5]	3.46%		3.31%		3.09%		1.64%		1.83%
Expense waiver/reimbursement [6]	0.06	% [5]	0.04%		0.02%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$684,244		$721,632		$981,852		$1,498,881		$1,377,618		$997,231
Portfolio turnover	106%		255%		79%		124%		61%		85%

1 Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.24%, 1.20%, 1.22%, 1.22%, 1.24% and 1.23%, after taking into account these expense reductions for the six months ended April 30, 2009 and the years ended October 31, 2008, 2007, 2006, 2005 and 2004, respectively. The net expense ratios excluding dividends on short positions are also calculated without reduction for these expense offset arrangements.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2009		2008		2007		2006	[1]	2005		2004
Net Asset Value, Beginning of Period	$10.21		$12.16		$12.63		$13.42		$13.42		$12.27
Income From Investment Operations:
Net investment income	0.01	[2]	0.33	[2]	0.32	[2]	0.31		0.10		0.14	[2]
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	0.99		(1.82)		(0.44)		(0.08)		0.31		1.25
TOTAL FROM INVESTMENT OPERATIONS	1.00		(1.49)		(0.12)		0.23		0.41		1.39
Less Distributions:
Distributions from net investment income	(0.42)		(0.46)		(0.35)		(0.22)		(0.22)		(0.24)
Distributions from net realized gain on investments, written options and foreign currency transactions	--		--		--		(0.80)		(0.19)		--
TOTAL DISTRIBUTIONS	(0.42)		(0.46)		(0.35)		(1.02)		(0.41)		(0.24)
Net Asset Value, End of Period	$10.79		$10.21		$12.16		$12.63		$13.42		$13.42
Total Return [3]	9.97%		(12.82)%		(0.96)%		1.88%		3.15%		11.46%

Ratios to Average Net Assets:
Net expenses	2.00	% [4,5]	1.95	% [4]	1.97	% [4]	1.97	% [4]	1.99	% [4]	1.98	% [4]
Net expenses excluding dividends on short positions	1.99	% [4,5]	1.95	% [4]	1.97	% [4]	1.97	% [4]	1.99	% [4]	1.98	% [4]
Net investment income	0.17	% [5]	2.69%		2.56%		2.34%		0.89%		1.08%
Expense waiver/reimbursement [6]	0.06	% [5]	0.04%		0.02%		0.01%		0.00	% [7]	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$181,879		$197,694		$291,938		$419,028		$459,181		$391,890
Portfolio turnover	106%		255%		79%		124%		61%		85%

1 Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.00%, 1.95%, 1.97%, 1.97%, 1.99% and 1.98%, after taking into account these expense reductions for the six months ended April 30, 2009 and the years ended October 31, 2008, 2007, 2006, 2005 and 2004, respectively. The net expense ratios excluding dividends on short positions are also calculated without reduction for these expense offset arrangements.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2009		2008		2007		2006	[1]	2005		2004
Net Asset Value, Beginning of Period	$10.19		$12.13		$12.60		$13.39		$13.40		$12.25
Income From Investment Operations:
Net investment income	0.01	[2]	0.33	[2]	0.32	[2]	0.29		0.12		0.14	[2]
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	0.99		(1.81)		(0.44)		(0.05)		0.29		1.26
TOTAL FROM INVESTMENT OPERATIONS	1.00		(1.48)		(0.12)		0.24		0.41		1.40
Less Distributions:
Distributions from net investment income	(0.42)		(0.46)		(0.35)		(0.23)		(0.23)		(0.25)
Distributions from net realized gain on investments, written options and foreign currency transactions	--		--		--		(0.80)		(0.19)		--
TOTAL DISTRIBUTIONS	(0.42)		(0.46)		(0.35)		(1.03)		(0.42)		(0.25)
Net Asset Value, End of Period	$10.77		$10.19		$12.13		$12.60		$13.39		$13.40
Total Return [3]	10.02%		(12.77)%		(0.96)%		1.91%		3.10%		11.54%

Ratios to Average Net Assets:
Net expenses	1.99	% [4,5]	1.95	% [4]	1.97	% [4]	1.97	% [4]	1.99	% [4]	1.98	% [4]
Net expenses excluding dividends on short positions	1.98	% [4,5]	1.95	% [4]	1.97	% [4]	1.97	% [4]	1.99	% [4]	1.98	% [4]
Net investment income	0.17	% [5]	2.70%		2.56%		2.35%		0.89%		1.07%
Expense waiver/reimbursement [6]	0.06	% [5]	0.04%		0.02%		0.01%		0.00	% [7]	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$439,377		$445,425		$651,388		$991,565		$879,348		$554,661
Portfolio turnover	106%		255%		79%		124%		61%		85%

1 Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.99%, 1.95%, 1.97%, 1.97%, 1.99% and 1.98%, after taking into account these expense reductions for the six months ended April 30, 2009 and the years ended October 31, 2008, 2007, 2006, 2005 and 2004, respectively. The net expense ratios excluding dividends on short positions are also calculated without reduction for these expense offset arrangements.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,104.40	$ 6.52
Class B Shares	$1,000	$1,099.70	$10.41
Class C Shares	$1,000	$1,100.20	$10.36
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.60	$6.26
Class B Shares	$1,000	$1,014.88	$9.99
Class C Shares	$1,000	$1,014.93	$9.94

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.25%
Class B Shares	2.00%
Class C Shares	1.99%

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2009, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Securities Sold Short	(16.8)%
Futures Contracts - Short (notional value) [2]	(5.2)%
International Equity Securities	19.3%
U.S. Equity Securities	15.7%
U.S. Treasury Securities Held as Collateral for Securities Sold Short	8.4%
U.S. Treasury Securities	7.4%
International Fixed-Income Securities	5.1%
Put Options	4.6%
Other Securities [3]	4.2%
Other Derivative Contracts [4]	2.1%
Cash Equivalents [5]	32.8%
Adjustment for Futures Contracts (notional value) [2]	5.0%
Collateral on Deposit for Securities Sold Short	12.5%
Other Assets and Liabilities - Net [6]	4.9%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 The impact of a futures contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a futures contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in futures contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

3 Other Securities include mutual funds and exchange-traded funds.

4 Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Other Derivative Contracts may consist of forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

5 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

6 Assets, other than investments in securities, securities sold short, derivative contracts and collateral on deposit for securities sold short, less liabilities. See Statement of Assets and Liabilities.

At April 30, 2009, the Fund's sector composition 7 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Materials	46.3%
Energy	37.6%
Industrials	8.3%
Financials	3.6%
Consumer Staples	2.6%
Utilities	1.6%
TOTAL	100.0%

At April 30, 2009, the Fund's sector composition 7 for its short positions was as follows:

Sector Composition	Percentage of Total Securities Sold Short
Consumer Discretionary	43.8%
Financials	33.7%
Industrials	11.6%
Materials	6.5%
Telecommunication Services	4.4%
TOTAL	100.0%

7 Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

April 30, 2009 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--35.0%
		Airlines--0.8%
1,600,000		Singapore Airlines Ltd.	$11,514,226
		Chemicals--2.4%
786,900	[1]	Intrepid Potash, Inc.	19,428,561
305,000		The Mosaic Co.	12,337,250
		TOTAL	31,765,811
		Construction & Engineering--0.4%
1,035,000		Chiyoda Corp.	6,185,747
		Electrical Equipment--0.3%
300,000		ABB Ltd., ADR	4,266,000
		Energy Equipment & Services--8.8%
340,000		Baker Hughes, Inc.	12,097,200
100,000		Diamond Offshore Drilling, Inc.	7,241,000
695,000		ENSCO International, Inc.	19,654,600
510,000		Noble Corp.	13,938,300
1,555,000		Rowan Cos., Inc.	24,273,550
270,000		Schlumberger Ltd.	13,227,300
1,015,030	[1]	Unit Corp.	27,700,169
		TOTAL	118,132,119
		Food Products--0.9%
250,000		Bunge Ltd.	12,002,500
		Machinery--1.3%
710,000	[1]	AGCO Corp.	17,253,000
		Metals & Mining--13.8%
1,073,000		Barrick Gold Corp.	31,224,300
340,000		Cia de Minas Buenaventura S.A., Class B, ADR	7,194,400
1,014,000		Goldcorp, Inc., Class A	27,905,280
1,485,000		Harmony Gold Mining Co. Ltd., ADR	13,840,200
2,460,000		Kinross Gold Corp.	38,007,000
270,000		Newmont Mining Corp.	10,864,800
990,000	[1]	Pan American Silver Corp.	16,315,200
507,000	[1]	Silver Wheaton Corp.	3,863,340
4,615,000		Yamana Gold, Inc.	36,504,650
		TOTAL	185,719,170
Shares, Principal Amount or Foreign Par Amount			Value in U.S. Dollars
		COMMON STOCKS--continued
		Multi-Utilities--0.6%
275,000		Veolia Environnement	$7,545,394
		Oil Gas & Consumable Fuels--4.4%
450,000		Chesapeake Energy Corp.	8,869,500
330,000		Cimarex Energy Co.	8,877,000
195,000		Devon Energy Corp.	10,110,750
813,945		Enerplus Resources Fund	15,367,282
1,080,000		Penn West Energy Trust	11,847,600
820,000	[1]	Stone Energy Corp.	3,534,200
		TOTAL	58,606,332
		Real Estate Investment Trusts (REITs)--1.3%
470,000		Healthcare Realty Trust, Inc.	7,891,300
370,000		Nationwide Health Properties, Inc.	9,135,300
		TOTAL	17,026,600
		TOTAL COMMON STOCKS (IDENTIFIED COST $459,204,675)	470,016,899
		U.S. TREASURY--15.8%
$18,000,000	[2,3]	United States Treasury Bill, 0.066%, 6/4/2009	17,999,235
40,000,000	[2,3]	United States Treasury Bill, 0.100%, 7/23/2009	39,990,120
40,000,000	[2,3]	United States Treasury Bill, 0.117%, 7/30/2009	39,987,520
250,000	[2,3]	United States Treasury Bill, 0.220%, 7/9/2009	249,958
51,000,000	[2,3]	United States Treasury Bill, 0.220%, 9/3/2009	50,974,347
33,500,000		United States Treasury Bond, 3.50%, 2/15/2039	30,364,501
33,500,000	[4]	United States Treasury Note, 2.75%, 2/15/2019	32,450,509
		TOTAL U.S. TREASURY (IDENTIFIED COST $213,384,563)	212,016,190
		GOVERNMENTS/AGENCIES--5.1%
23,500,000		Argentina, Government of, Bond, 1.683%, 8/3/2012	6,221,625
2,220,000		Brazil, Government of, Note, 10.00%, 1/1/2012	10,132,648
1,190,000		Brazil, Government of, Note, 6.00%, 5/15/2015	9,537,955
11,850,000,000		Colombia, Government of, Unsub., 11.75%, 3/1/2010	5,359,309
40,800,000		Poland, Government of, Bond, 5.25%, 10/25/2017	11,547,904
2,400,000		Republic of Ecuador, 9.375%, 12/15/2015	1,074,000
21,200,000	[5]	Turkey, Government of, 14.686%, 11/3/2010	11,089,975
21,900,000		Venezuela, Government of, 9.375%, 1/13/2034	13,194,750
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $60,733,820)	68,158,166
Shares			Value in U.S. Dollars
		PURCHASED PUT OPTIONS/SHORT EXPOSURE--4.6%
		Consumer Discretionary--0.3%
19,600		Consumer Discretionary Select Sector SPDR Fund, Strike Price $25, Expiration Date 6/20/2009	$4,851,000
		Index--4.2%
19,500		iShares, MSCI Mexico, Strike Price $35, Expiration Date 6/20/2009	8,677,500
20,500		iShares Russell 2000 Index Fund, Strike Price $55, Expiration Date 6/30/2009	15,733,750
10,100		Midcap SPDR Trust Series 1, Strike Price $110, Expiration Date 6/20/2009	11,463,500
17,700		Powershares QQQ NASDAQ 100 Shares, Strike Price $36, Expiration Date 6/20/2009	4,876,350
11,000		S&P Depositary Receipts Trust, Strike Price $95, Expiration Date 6/20/2009	10,532,500
3,200		S&P Depositary Receipts Trust, Strike Price $100, Expiration Date 6/20/2009	4,424,000
		TOTAL	55,707,600
		Technology Hardware & Equipment--0.1%
1,600		IBM Corp., Strike Price $110, Expiration Date 7/18/2009	1,632,000
		TOTAL PURCHASED PUT OPTIONS/SHORT EXPOSURE (IDENTIFIED COST $93,496,797)	62,190,600
		EXCHANGE-TRADED FUNDS--3.2%
175,000		iShares iBoxx $ High Yield Corporate Bond Fund	13,347,250
1,160,000		PowerShares DB Agriculture Fund	29,336,400
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $39,321,007)	42,683,650
		MUTUAL FUNDS--33.8%
1,200,000		Central Fund of Canada Ltd.	13,440,000
441,102,385	[6,7]	Prime Value Obligations Fund, Institutional Shares, 1.03%	441,102,385
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $454,312,266)	454,542,385
		TOTAL INVESTMENTS--97.5% (IDENTIFIED COST $1,320,453,128) [8]	1,309,607,890
		OTHER ASSETS AND LIABILITIES - NET--2.5% [9]	33,970,390
		TOTAL NET ASSETS--100%	$1,343,578,280

SCHEDULE OF SECURITIES SOLD SHORT

375,000	Aeropostale, Inc.	$ 12,738,750
135,000	Amazon.com, Inc.	10,870,200
450,000	American Express Co.	11,349,000
50,000	AutoZone, Inc.	8,319,500
1,400,000	Bank of America Corp.	12,502,000
420,000	Best Buy Co., Inc.	16,119,600
680,000	Brinker International, Inc.	12,049,600
320,000	Darden Restaurants, Inc.	11,830,400
1,670,000	Delta Air Lines, Inc.	10,303,900
300,000	First Horizon National Corp.	3,453,000
1,200,000	Ford Motor Co.	7,176,000
250,000	Hunt (J.B.) Transportation Services, Inc.	7,030,000
315,000	Iron Mountain, Inc.	8,974,350
90,000	ITT Educational Services, Inc.	9,069,300
365,000	JPMorgan Chase & Co.	12,045,000
800,000	Macy's, Inc.	10,944,000
300,000	PNC Financial Services Group	11,910,000
390,000	SBA Communications, Corp.	9,828,000
435,000	Scotts Co.	14,689,950
675,000	U.S. Bancorp	12,298,500
630,000	Wells Fargo & Co.	12,606,300
TOTAL SECURITIES SOLD SHORT (PROCEEDS $214,098,055)		$226,107,350

At April 30, 2009, the Fund had the following open futures contracts:

	Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
[1]	S&P 500 Index Short Futures	320	$69,600,000	June 2009	$(2,872,780)

At April 30, 2009, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
5/5/2009	8,222,690 TRY	$ 5,137,897	$ 5,131,662	$ (6,235)
5/28/2009	37,200,000 GBP	4,613,916,000 JPY	$ 55,029,749	$ 3,092,479
5/28/2009	2,105,033,600 JPY	14,800,000 GBP	$ 21,353,768	$ 9,725
6/12/2009	318,022,250 NOK	$ 45,362,410	$ 48,355,337	$ 2,992,927
6/17/2009	240,801,983 SEK	$ 27,936,885	$ 29,933,778	$ 1,996,893
6/17/2009	150,680,933 SEK	$ 17,541,436	$ 18,730,949	$ 1,189,513
6/23/2009	76,800,000 NZD	3,785,241,600 JPY	$ 43,301,293	$ 4,079,804
6/23/2009	14,600,800 AUD	871,594,756 JPY	$ 10,571,732	$ 1,197,345
6/23/2009	15,300,000 AUD	921,863,250 JPY	$ 11,077,989	$1,311,024
6/23/2009	30,716,500 AUD	1,824,099,353 JPY	$ 22,240,330	$ 2,518,921
6/23/2009	37,300,000 AUD	$ 25,513,200	$ 27,007,123	$ 1,493,923
6/23/2009	2,258,256,000 JPY	32,900,000 AUD	$ 22,917,258	$ 6,429
6/23/2009	4,344,499,200 JPY	76,800,000 NZD	$ 44,088,895	$ 12,369
6/30/2009	9,492,000 PEN	$ 3,000,000	$ 3,171,156	$ 171,156
7/2/2009	2,283,450,000 CLP	$ 3,900,000	$ 3,919,958	$ 19,958
7/2/2009	46,761,000,000 IDR	$ 3,896,750	$ 4,354,478	$ 457,728
8/4/2009	30,420,000 BRL	$ 13,000,000	$ 13,573,594	$ 573,594
Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
5/28/2009	14,800,000 GBP	2,105,033,600 JPY	$21,893,556	$ (549,513)
5/28/2009	4,613,916,000 JPY	37,200,000 GBP	$46,804,238	$ 5,133,032
6/17/2009	240,801,983 SEK	$ 29,995,638	$29,933,778	$ 61,860
6/23/2009	76,800,000 NZD	4,344,499,200 JPY	$43,301,293	$ 775,233
6/23/2009	32,900,000 AUD	2,258,256,000 JPY	$23,821,296	$ (910,467)
6/23/2009	871,594,756 JPY	14,600,800 AUD	$ 8,845,128	$ 529,259
6/23/2009	921,863,250 JPY	15,300,000 AUD	$ 9,355,263	$ 411,702
6/23/2009	1,824,099,353 JPY	30,716,500 AUD	$18,511,345	$ 1,210,064
6/23/2009	223,703,040 JPY	$ 2,329,464	$ 2,270,186	$ 59,278
6/23/2009	335,554,560 JPY	$ 3,444,765	$ 3,405,278	$ 39,487
6/23/2009	14,866,150 CHF	$ 13,000,000	$13,046,581	$ (46,581)
8/4/2009	3,785,241,600 JPY	76,800,000 NZD	$38,413,430	$ 808,058
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$28,638,965

Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts and Value of Securities Sold Short are included in "Other Assets and Liabilities - Net."

1 Non-income producing security.

2 Discount rate at time of purchase.

3 All or a portion of these securities are held as collateral for open short positions.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

5 Zero coupon bond, reflects effective rate at time of purchase.

6 Affiliated company.

7 7-Day net yield.

8 The cost of investments for federal tax purposes amounts to $1,322,592,646.

9 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1--Quoted Prices and Investments in Mutual Funds	$1,004,188,167	$(228,980,130)
Level 2--Other Significant Observable Inputs	305,419,723	28,638,965
Level 3--Significant Unobservable Inputs	--	--
TOTAL	$ 1,309,607,890	$(200,341,165)

*Other financial instruments include securities sold short, futures contracts and foreign exchange contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of November 1, 2008	$ 3,448,916
Realized gain (loss)	(29,098,921)
Change in unrealized appreciation (depreciation)	38,071,557
Net purchases (sales)	(12,421,552)
Balance as of April 30, 2009	$ --

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
AUD	--Australian Dollar
BRL	--Brazil Real
CHF	--Swiss Franc
GBP	--Great Britain Pound
IDR	--Indonesian Rupiah
JPY	--Japanese Yen
NOK	--Norwegian Krone
NZD	--New Zealand Dollar
PEN	--Peruvian Nuevo
REIT	--Real Estate Investment Trust
SEK	--Swedish Krona
SPDR	--Standard & Poor's Depository Receipts
TRY	--Turkish Lira

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Total investments in securities, at value, including $441,102,385 of an investment in an affiliated issuer (Note 5) (identified cost $1,320,453,128)		$1,309,607,890
Receivable from broker for proceeds on securities sold short		207,068,431
Receivable for investments sold		35,350,219
Receivable for foreign exchange contracts		30,151,761
Receivable for shares sold		3,841,126
Income receivable		2,754,680
TOTAL ASSETS		1,588,774,107
Liabilities:
Securities sold short, at value (proceeds $214,098,055)	$226,107,350
Payable for investments purchased	12,854,378
Payable for shares redeemed	3,496,904
Payable for foreign exchange contracts	1,512,796
Payable for daily variation margin	72,000
Dividends payable on short positions	58,800
Payable for shareholder services fee (Note 5)	563,563
Payable for distribution services fee (Note 5)	385,230
Accrued expenses	144,806
TOTAL LIABILITIES		245,195,827
Net assets for 124,212,714 shares outstanding		$1,343,578,280
Net Assets Consist of:
Paid in capital		$1,639,530,974
Net unrealized depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency		(5,533,646)
Accumulated net realized loss on investments, short sales, written options and foreign currency translations		(280,740,040)
Distributions in excess of net investment income		(9,679,008)
TOTAL NET ASSETS		$1,343,578,280

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($684,244,080 ÷ 63,053,765 shares outstanding), no par value, unlimited shares authorized	$10.85
Offering price per share (100/94.50 of $10.85)	$11.48
Redemption proceeds per share	$10.85
Class B Shares:
Net asset value per share ($181,878,868 ÷ 16,848,497 shares outstanding), no par value, unlimited shares authorized	$10.79
Offering price per share	$10.79
Redemption proceeds per share (94.50/100 of $10.79)	$10.20
Class C Shares:
Net asset value per share ($439,377,179 ÷ 40,813,766 shares outstanding), no par value, unlimited shares authorized	$10.77
Offering price per share	$10.77
Redemption proceeds per share (99.00/100 of $10.77)	$10.66
Institutional Shares:
Net asset value per share ($38,078,153 ÷ 3,496,686 shares outstanding), no par value, unlimited shares authorized	$10.89
Offering price per share	$10.89
Redemption proceeds per share	$10.89

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2009 (unaudited)

Investment Income:
Dividends (including $2,487,923 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $472,446)		$13,757,639
Interest		147,819
TOTAL INCOME		13,905,458
Expenses:
Investment adviser fee (Note 5)	$4,835,681
Administrative personnel and services fee (Note 5)	501,085
Custodian fees	51,339
Transfer and dividend disbursing agent fees and expenses	1,056,338
Directors'/Trustees' fees	6,087
Auditing fees	16,364
Legal fees	11,254
Portfolio accounting fees	91,015
Distribution services fee--Class B Shares (Note 5)	691,921
Distribution services fee--Class C Shares (Note 5)	1,597,013
Shareholder services fee--Class A Shares (Note 5)	793,370
Shareholder services fee--Class B Shares (Note 5)	230,640
Shareholder services fee--Class C Shares (Note 5)	503,404
Account administration fee--Class A Shares	4,441
Account administration fee--Class C Shares	213
Share registration costs	43,462
Printing and postage	197,726
Insurance premiums	4,621
Dividends on short positions	58,800
Miscellaneous	10,082
TOTAL EXPENSES	10,704,856

Statement of Operations - continued

Waivers, Reimbursement and Expense Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(399,936)
Waiver of administrative personnel and services fee (Note 5)	(10,425)
Reduction of custodian fees (Note 6)	(6,393)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		$(416,754)
Net expenses			$10,288,102
Net investment income			3,617,356
Realized and Unrealized Gain (Loss) on Investments, Short Sales, Futures Contracts, Written Options and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(256,719,606)
Net realized gain on short sales			47,996
Net realized gain on written options			5,018,882
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			375,785,259
Net change in unrealized depreciation of short sales			(12,009,295)
Net change in unrealized depreciation of futures contracts			(2,872,780)
Net change in unrealized appreciation on written options			6,856,239
Net realized and unrealized gain on investments, short sales, futures contracts, written options and foreign currency transactions			116,106,695
Change in net assets resulting from operations			$119,724,051

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2009	Year Ended 10/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,617,356	$56,142,405
Net realized gain (loss) on investments, short sales, written options and foreign currency transactions	(251,652,728)	100,621,766
Net change in unrealized appreciation/depreciation of investments, short sales, futures contracts, written options and translation of assets and liabilities in foreign currency	367,759,423	(365,013,616)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	119,724,051	(208,249,445)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(28,826,907)	(42,762,897)
Class B Shares	(7,577,356)	(10,016,412)
Class C Shares	(17,195,670)	(22,300,645)
Institutional Shares	(346,178)	(111,676)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(53,946,111)	(75,191,630)
Share Transactions:
Proceeds from sale of shares	221,962,340	526,356,457
Net asset value of shares issued to shareholders in payment of distributions declared	41,230,657	57,468,587
Cost of shares redeemed	(356,694,910)	(854,744,051)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(93,501,913)	(270,919,007)
Change in net assets	(27,723,973)	(554,360,082)
Net Assets:
Beginning of period	1,371,302,253	1,925,662,335
End of period (including undistributed (distributions in excess of) net investment income of $(9,679,008) and $40,649,747, respectively)	$1,343,578,280	$1,371,302,253

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated Market Opportunity Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to provide absolute (positive) returns with low correlation to the U.S. equity market.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended April 30, 2009, the Fund had no net realized gain or loss on futures contracts.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Short Sales

The Fund may sell a security short in an effort to take advantage of an anticipated decline in the price of the security. In a short sale, the Fund sells a security it does not own, and must borrow the security in order to deliver it at completion of the sale. The Fund then has an obligation to replace the borrowed security. If the Fund can buy the security back at a lower price than it sold it for, a gain is realized. If the Fund has to buy the security back at a higher price, a loss is realized. For the six months ended April 30, 2009, the Fund had a net realized gain on short sales of $47,996.

Written Options Contracts

The Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended April 30, 2009, the Fund had a net realized gain on written options of $5,018,882.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at October 31, 2008	15,500	$7,843,761
Contracts exercised	(2,800)	(1,603,579)
Contracts bought back	(2,700)	(1,546,308)
Contracts expired	(10,000)	(4,693,874)
Outstanding at April 30, 2009	--	$ --

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	13,147,080	$138,786,612	31,660,346	$389,360,969
Shares issued to shareholders in payment of distributions declared	2,234,350	23,054,476	2,775,926	33,809,164
Shares redeemed	(22,635,359)	(230,003,725)	(44,465,849)	(530,133,572)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(7,253,929)	$(68,162,637)	(10,029,577)	$(106,963,439)

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	648,145	$6,697,767	1,934,966	$23,555,885
Shares issued to shareholders in payment of distributions declared	608,550	6,238,152	679,764	8,231,972
Shares redeemed	(3,767,549)	(38,332,301)	(7,261,201)	(86,900,792)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(2,510,854)	$(25,396,382)	(4,646,471)	$(55,112,935)

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	4,298,764	$44,672,235	8,668,337	$105,602,213
Shares issued to shareholders in payment of distributions declared	1,145,371	11,710,051	1,270,437	15,343,355
Shares redeemed	(8,358,415)	(84,589,337)	(19,907,692)	(237,038,784)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(2,914,280)	$(28,207,051)	(9,968,918)	$(116,093,216)

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,188,611	$31,805,726	648,425	$7,837,390
Shares issued to shareholders in payment of distributions declared	21,683	227,978	6,935	84,096
Shares redeemed	(350,241)	(3,769,547)	(58,310)	(670,903)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,860,053	$28,264,157	597,050	$7,250,583
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(9,819,010)	$(93,501,913)	(24,047,916)	$(270,919,007)

4. FEDERAL TAX INFORMATION

At April 30, 2009, the cost of investments for federal tax purposes was $1,322,592,646. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates, outstanding foreign exchange contracts, securities sold short and futures contracts was $12,984,756. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $63,003,430 and net unrealized depreciation from investments for those securities having an excess of cost over value of $75,988,186.

At October 31, 2008, the Fund had a capital loss carryforward of $26,633,275 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2015.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the Adviser voluntarily waived $260,051 of its fee.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2009, the Sub-Adviser earned a fee of $355,423.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $10,425 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2009, FSC retained $254,204 of fees paid by the Fund. For the six months ended April 30, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2009, FSC retained $51,376 in sales charges from the sale of Class A Shares. FSC also retained $4,078 of contingent deferred sales charges relating to redemptions of Class A Shares and $25,284 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $2,224 of Service Fees for the six months ended April 30, 2009. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements, but excluding dividends on short positions) will not exceed 1.24%, 1.99%, 1.99% and 0.99%, respectively, for the fiscal year ending October 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through December 31, 2009.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2009, the Adviser reimbursed $139,885. Transactions with the affiliated company during the six months ended April 30, 2009 were as follows:

Affiliate	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	193,695,807	1,004,934,852	757,528,274	441,102,385	$441,102,385	$2,487,923

6. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2009, the Fund's expenses were reduced by $6,393 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2009, were as follows:

Purchases	$ 918,519,551
Sales	$ 1,596,960,020

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities ( collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has concluded that the adoption of FAS 161 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Shareholder Meeting Results (unaudited)

A Special Meeting of Fund shareholders was held on February 13, 2009. On December 1, 2008, the record date for shareholders voting at the meeting, there were 127,438,845 total outstanding shares. The following items were considered by shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

To amend the Fund's fundamental investment objective;

For	Against	Abstentions and Broker Non-Votes
48,986,580	4,380,688	3,860,602

To amend the Fund's fundamental investment policy regarding investing in commodities.

For	Against	Abstentions and Broker Non-Votes
48,673,884	4,791,524	3,762,463

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED MARKET OPPORTUNITY FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2008. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172743
Cusip 314172735
Cusip 314172727

26600 (6/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Market Opportunity Fund

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended		Period Ended
	4/30/2009		10/31/2008		10/31/2007	[1]
Net Asset Value, Beginning of Period	$10.29		$12.23		$12.16
Income From Investment Operations:
Net investment income [2]	0.04		0.50		0.17
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	1.02		(1.88)		0.00	[3]
TOTAL FROM INVESTMENT OPERATIONS	1.06		(1.38)		0.17
Less Distributions:
Distributions from net investment income	(0.46)		(0.56)		(0.10)
Net Asset Value, End of Period	$10.89		$10.29		$12.23
Total Return [4]	10.58%		(11.95)%		1.43%

Ratios to Average Net Assets:
Net expenses	1.00	% [5,6]	0.95	% [5]	0.97	% [5,6]
Net expenses excluding dividends on short positions	0.99	% [5,6]	0.95	% [5]	0.97	% [5,6]
Net investment income	0.74	% [6]	4.62%		4.30	% [6]
Expense waiver/reimbursement [7]	0.06	% [6]	0.04%		0.03	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$38,078		$6,551		$484
Portfolio turnover	106%		255%		79	% [8]

1 Reflects operations for the period from June 29, 2007 (date of initial investment) to October 31, 2007.

2 Per share numbers have been calculated using the average shares method.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.00%, 0.95% and 0.97%, after taking into account these expense reductions for the six months ended April 30, 2009, the year ended October 31, 2008 and the period ended October 31, 2007, respectively. The net expense ratios excluding dividends on short positions are also calculated without reduction for these expense offset arrangements.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

8 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2007.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,105.80	$5.22
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.84	$5.01

1 Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2009, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Securities Sold Short	(16.8)%
Futures Contracts - Short (notional value) [2]	(5.2)%
International Equity Securities	19.3%
U.S. Equity Securities	15.7%
U.S. Treasury Securities Held as Collateral for Securities Sold Short	8.4%
U.S. Treasury Securities	7.4%
International Fixed-Income Securities	5.1%
Put Options	4.6%
Other Securities [3]	4.2%
Other Derivative Contracts [4]	2.1%
Cash Equivalents [5]	32.8%
Adjustment for Futures Contracts (notional value) [2]	5.0%
Collateral on Deposit for Securities Sold Short	12.5%
Other Assets and Liabilities - Net [6]	4.9%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 The impact of a futures contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a futures contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in futures contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

3 Other Securities include mutual funds and exchange-traded funds.

4 Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Other Derivative Contracts may consist of forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

5 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

6 Assets, other than investments in securities, securities sold short, derivative contracts and collateral on deposit for securities sold short, less liabilities. See Statement of Assets and Liabilities.

At April 30, 2009, the Fund's sector composition 7 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Materials	46.3%
Energy	37.6%
Industrials	8.3%
Financials	3.6%
Consumer Staples	2.6%
Utilities	1.6%
TOTAL	100.0%

At April 30, 2009, the Fund's sector composition 7 for its short positions was as follows:

Sector Composition	Percentage of Total Securities Sold Short
Consumer Discretionary	43.8%
Financials	33.7%
Industrials	11.6%
Materials	6.5%
Telecommunication Services	4.4%
TOTAL	100.0%

7 Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

April 30, 2009 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--35.0%
		Airlines--0.8%
1,600,000		Singapore Airlines Ltd.	$11,514,226
		Chemicals--2.4%
786,900	[1]	Intrepid Potash, Inc.	19,428,561
305,000		The Mosaic Co.	12,337,250
		TOTAL	31,765,811
		Construction & Engineering--0.4%
1,035,000		Chiyoda Corp.	6,185,747
		Electrical Equipment--0.3%
300,000		ABB Ltd., ADR	4,266,000
		Energy Equipment & Services--8.8%
340,000		Baker Hughes, Inc.	12,097,200
100,000		Diamond Offshore Drilling, Inc.	7,241,000
695,000		ENSCO International, Inc.	19,654,600
510,000		Noble Corp.	13,938,300
1,555,000		Rowan Cos., Inc.	24,273,550
270,000		Schlumberger Ltd.	13,227,300
1,015,030	[1]	Unit Corp.	27,700,169
		TOTAL	118,132,119
		Food Products--0.9%
250,000		Bunge Ltd.	12,002,500
		Machinery--1.3%
710,000	[1]	AGCO Corp.	17,253,000
		Metals & Mining--13.8%
1,073,000		Barrick Gold Corp.	31,224,300
340,000		Cia de Minas Buenaventura S.A., Class B, ADR	7,194,400
1,014,000		Goldcorp, Inc., Class A	27,905,280
1,485,000		Harmony Gold Mining Co. Ltd., ADR	13,840,200
2,460,000		Kinross Gold Corp.	38,007,000
270,000		Newmont Mining Corp.	10,864,800
990,000	[1]	Pan American Silver Corp.	16,315,200
507,000	[1]	Silver Wheaton Corp.	3,863,340
4,615,000		Yamana Gold, Inc.	36,504,650
		TOTAL	185,719,170
Shares, Principal Amount or Foreign Par Amount			Value in U.S. Dollars
		COMMON STOCKS--continued
		Multi-Utilities--0.6%
275,000		Veolia Environnement	$7,545,394
		Oil Gas & Consumable Fuels--4.4%
450,000		Chesapeake Energy Corp.	8,869,500
330,000		Cimarex Energy Co.	8,877,000
195,000		Devon Energy Corp.	10,110,750
813,945		Enerplus Resources Fund	15,367,282
1,080,000		Penn West Energy Trust	11,847,600
820,000	[1]	Stone Energy Corp.	3,534,200
		TOTAL	58,606,332
		Real Estate Investment Trusts (REITs)--1.3%
470,000		Healthcare Realty Trust, Inc.	7,891,300
370,000		Nationwide Health Properties, Inc.	9,135,300
		TOTAL	17,026,600
		TOTAL COMMON STOCKS (IDENTIFIED COST $459,204,675)	470,016,899
		U.S. TREASURY--15.8%
$18,000,000	[2,3]	United States Treasury Bill, 0.066%, 6/4/2009	17,999,235
40,000,000	[2,3]	United States Treasury Bill, 0.100%, 7/23/2009	39,990,120
40,000,000	[2,3]	United States Treasury Bill, 0.117%, 7/30/2009	39,987,520
250,000	[2,3]	United States Treasury Bill, 0.220%, 7/9/2009	249,958
51,000,000	[2,3]	United States Treasury Bill, 0.220%, 9/3/2009	50,974,347
33,500,000		United States Treasury Bond, 3.50%, 2/15/2039	30,364,501
33,500,000	[4]	United States Treasury Note, 2.75%, 2/15/2019	32,450,509
		TOTAL U.S. TREASURY (IDENTIFIED COST $213,384,563)	212,016,190
		GOVERNMENTS/AGENCIES--5.1%
23,500,000		Argentina, Government of, Bond, 1.683%, 8/3/2012	6,221,625
2,220,000		Brazil, Government of, Note, 10.00%, 1/1/2012	10,132,648
1,190,000		Brazil, Government of, Note, 6.00%, 5/15/2015	9,537,955
11,850,000,000		Colombia, Government of, Unsub., 11.75%, 3/1/2010	5,359,309
40,800,000		Poland, Government of, Bond, 5.25%, 10/25/2017	11,547,904
2,400,000		Republic of Ecuador, 9.375%, 12/15/2015	1,074,000
21,200,000	[5]	Turkey, Government of, 14.686%, 11/3/2010	11,089,975
21,900,000		Venezuela, Government of, 9.375%, 1/13/2034	13,194,750
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $60,733,820)	68,158,166
Shares			Value in U.S. Dollars
		PURCHASED PUT OPTIONS/SHORT EXPOSURE--4.6%
		Consumer Discretionary--0.3%
19,600		Consumer Discretionary Select Sector SPDR Fund, Strike Price $25, Expiration Date 6/20/2009	$4,851,000
		Index--4.2%
19,500		iShares, MSCI Mexico, Strike Price $35, Expiration Date 6/20/2009	8,677,500
20,500		iShares Russell 2000 Index Fund, Strike Price $55, Expiration Date 6/30/2009	15,733,750
10,100		Midcap SPDR Trust Series 1, Strike Price $110, Expiration Date 6/20/2009	11,463,500
17,700		Powershares QQQ NASDAQ 100 Shares, Strike Price $36, Expiration Date 6/20/2009	4,876,350
11,000		S&P Depositary Receipts Trust, Strike Price $95, Expiration Date 6/20/2009	10,532,500
3,200		S&P Depositary Receipts Trust, Strike Price $100, Expiration Date 6/20/2009	4,424,000
		TOTAL	55,707,600
		Technology Hardware & Equipment--0.1%
1,600		IBM Corp., Strike Price $110, Expiration Date 7/18/2009	1,632,000
		TOTAL PURCHASED PUT OPTIONS/SHORT EXPOSURE (IDENTIFIED COST $93,496,797)	62,190,600
		EXCHANGE-TRADED FUNDS--3.2%
175,000		iShares iBoxx $ High Yield Corporate Bond Fund	13,347,250
1,160,000		PowerShares DB Agriculture Fund	29,336,400
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $39,321,007)	42,683,650
		MUTUAL FUNDS--33.8%
1,200,000		Central Fund of Canada Ltd.	13,440,000
441,102,385	[6,7]	Prime Value Obligations Fund, Institutional Shares, 1.03%	441,102,385
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $454,312,266)	454,542,385
		TOTAL INVESTMENTS--97.5% (IDENTIFIED COST $1,320,453,128) [8]	1,309,607,890
		OTHER ASSETS AND LIABILITIES - NET--2.5% [9]	33,970,390
		TOTAL NET ASSETS--100%	$1,343,578,280

SCHEDULE OF SECURITIES SOLD SHORT

375,000	Aeropostale, Inc.	$ 12,738,750
135,000	Amazon.com, Inc.	10,870,200
450,000	American Express Co.	11,349,000
50,000	AutoZone, Inc.	8,319,500
1,400,000	Bank of America Corp.	12,502,000
420,000	Best Buy Co., Inc.	16,119,600
680,000	Brinker International, Inc.	12,049,600
320,000	Darden Restaurants, Inc.	11,830,400
1,670,000	Delta Air Lines, Inc.	10,303,900
300,000	First Horizon National Corp.	3,453,000
1,200,000	Ford Motor Co.	7,176,000
250,000	Hunt (J.B.) Transportation Services, Inc.	7,030,000
315,000	Iron Mountain, Inc.	8,974,350
90,000	ITT Educational Services, Inc.	9,069,300
365,000	JPMorgan Chase & Co.	12,045,000
800,000	Macy's, Inc.	10,944,000
300,000	PNC Financial Services Group	11,910,000
390,000	SBA Communications, Corp.	9,828,000
435,000	Scotts Co.	14,689,950
675,000	U.S. Bancorp	12,298,500
630,000	Wells Fargo & Co.	12,606,300
TOTAL SECURITIES SOLD SHORT (PROCEEDS $214,098,055)		$226,107,350

At April 30, 2009, the Fund had the following open futures contracts:

	Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
[1]	S&P 500 Index Short Futures	320	$69,600,000	June 2009	$(2,872,780)

At April 30, 2009, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
5/5/2009	8,222,690 TRY	$ 5,137,897	$ 5,131,662	$ (6,235)
5/28/2009	37,200,000 GBP	4,613,916,000 JPY	$ 55,029,749	$ 3,092,479
5/28/2009	2,105,033,600 JPY	14,800,000 GBP	$ 21,353,768	$ 9,725
6/12/2009	318,022,250 NOK	$ 45,362,410	$ 48,355,337	$ 2,992,927
6/17/2009	240,801,983 SEK	$ 27,936,885	$ 29,933,778	$ 1,996,893
6/17/2009	150,680,933 SEK	$ 17,541,436	$ 18,730,949	$ 1,189,513
6/23/2009	76,800,000 NZD	3,785,241,600 JPY	$ 43,301,293	$ 4,079,804
6/23/2009	14,600,800 AUD	871,594,756 JPY	$ 10,571,732	$ 1,197,345
6/23/2009	15,300,000 AUD	921,863,250 JPY	$ 11,077,989	$1,311,024
6/23/2009	30,716,500 AUD	1,824,099,353 JPY	$ 22,240,330	$ 2,518,921
6/23/2009	37,300,000 AUD	$ 25,513,200	$ 27,007,123	$ 1,493,923
6/23/2009	2,258,256,000 JPY	32,900,000 AUD	$ 22,917,258	$ 6,429
6/23/2009	4,344,499,200 JPY	76,800,000 NZD	$ 44,088,895	$ 12,369
6/30/2009	9,492,000 PEN	$ 3,000,000	$ 3,171,156	$ 171,156
7/2/2009	2,283,450,000 CLP	$ 3,900,000	$ 3,919,958	$ 19,958
7/2/2009	46,761,000,000 IDR	$ 3,896,750	$ 4,354,478	$ 457,728
8/4/2009	30,420,000 BRL	$ 13,000,000	$ 13,573,594	$ 573,594
Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
5/28/2009	14,800,000 GBP	2,105,033,600 JPY	$21,893,556	$ (549,513)
5/28/2009	4,613,916,000 JPY	37,200,000 GBP	$46,804,238	$ 5,133,032
6/17/2009	240,801,983 SEK	$ 29,995,638	$29,933,778	$ 61,860
6/23/2009	76,800,000 NZD	4,344,499,200 JPY	$43,301,293	$ 775,233
6/23/2009	32,900,000 AUD	2,258,256,000 JPY	$23,821,296	$ (910,467)
6/23/2009	871,594,756 JPY	14,600,800 AUD	$ 8,845,128	$ 529,259
6/23/2009	921,863,250 JPY	15,300,000 AUD	$ 9,355,263	$ 411,702
6/23/2009	1,824,099,353 JPY	30,716,500 AUD	$18,511,345	$ 1,210,064
6/23/2009	223,703,040 JPY	$ 2,329,464	$ 2,270,186	$ 59,278
6/23/2009	335,554,560 JPY	$ 3,444,765	$ 3,405,278	$ 39,487
6/23/2009	14,866,150 CHF	$ 13,000,000	$13,046,581	$ (46,581)
8/4/2009	3,785,241,600 JPY	76,800,000 NZD	$38,413,430	$ 808,058
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$28,638,965

Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts and Value of Securities Sold Short are included in "Other Assets and Liabilities - Net."

1 Non-income producing security.

2 Discount rate at time of purchase.

3 All or a portion of these securities are held as collateral for open short positions.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

5 Zero coupon bond, reflects effective rate at time of purchase.

6 Affiliated company.

7 7-Day net yield.

8 The cost of investments for federal tax purposes amounts to $1,322,592,646.

9 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1--Quoted Prices and Investments in Mutual Funds	$1,004,188,167	$(228,980,130)
Level 2--Other Significant Observable Inputs	305,419,723	28,638,965
Level 3--Significant Unobservable Inputs	--	--
TOTAL	$ 1,309,607,890	$(200,341,165)

*Other financial instruments include securities sold short, futures contracts and foreign exchange contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of November 1, 2008	$ 3,448,916
Realized gain (loss)	(29,098,921)
Change in unrealized appreciation (depreciation)	38,071,557
Net purchases (sales)	(12,421,552)
Balance as of April 30, 2009	$ --

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
AUD	--Australian Dollar
BRL	--Brazil Real
CHF	--Swiss Franc
GBP	--Great Britain Pound
IDR	--Indonesian Rupiah
JPY	--Japanese Yen
NOK	--Norwegian Krone
NZD	--New Zealand Dollar
PEN	--Peruvian Nuevo
REIT	--Real Estate Investment Trust
SEK	--Swedish Krona
SPDR	--Standard & Poor's Depository Receipts
TRY	--Turkish Lira

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Total investments in securities, at value, including $441,102,385 of an investment in an affiliated issuer (Note 5) (identified cost $1,320,453,128)		$1,309,607,890
Receivable from broker for proceeds on securities sold short		207,068,431
Receivable for investments sold		35,350,219
Receivable for foreign exchange contracts		30,151,761
Receivable for shares sold		3,841,126
Income receivable		2,754,680
TOTAL ASSETS		1,588,774,107
Liabilities:
Securities sold short, at value (proceeds $214,098,055)	$226,107,350
Payable for investments purchased	12,854,378
Payable for shares redeemed	3,496,904
Payable for foreign exchange contracts	1,512,796
Payable for daily variation margin	72,000
Dividends payable on short positions	58,800
Payable for shareholder services fee (Note 5)	563,563
Payable for distribution services fee (Note 5)	385,230
Accrued expenses	144,806
TOTAL LIABILITIES		245,195,827
Net assets for 124,212,714 shares outstanding		$1,343,578,280
Net Assets Consist of:
Paid in capital		$1,639,530,974
Net unrealized depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency		(5,533,646)
Accumulated net realized loss on investments, short sales, written options and foreign currency translations		(280,740,040)
Distributions in excess of net investment income		(9,679,008)
TOTAL NET ASSETS		$1,343,578,280

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($684,244,080 ÷ 63,053,765 shares outstanding), no par value, unlimited shares authorized	$10.85
Offering price per share (100/94.50 of $10.85)	$11.48
Redemption proceeds per share	$10.85
Class B Shares:
Net asset value per share ($181,878,868 ÷ 16,848,497 shares outstanding), no par value, unlimited shares authorized	$10.79
Offering price per share	$10.79
Redemption proceeds per share (94.50/100 of $10.79)	$10.20
Class C Shares:
Net asset value per share ($439,377,179 ÷ 40,813,766 shares outstanding), no par value, unlimited shares authorized	$10.77
Offering price per share	$10.77
Redemption proceeds per share (99.00/100 of $10.77)	$10.66
Institutional Shares:
Net asset value per share ($38,078,153 ÷ 3,496,686 shares outstanding), no par value, unlimited shares authorized	$10.89
Offering price per share	$10.89
Redemption proceeds per share	$10.89

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2009 (unaudited)

Investment Income:
Dividends (including $2,487,923 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $472,446)		$13,757,639
Interest		147,819
TOTAL INCOME		13,905,458
Expenses:
Investment adviser fee (Note 5)	$4,835,681
Administrative personnel and services fee (Note 5)	501,085
Custodian fees	51,339
Transfer and dividend disbursing agent fees and expenses	1,056,338
Directors'/Trustees' fees	6,087
Auditing fees	16,364
Legal fees	11,254
Portfolio accounting fees	91,015
Distribution services fee--Class B Shares (Note 5)	691,921
Distribution services fee--Class C Shares (Note 5)	1,597,013
Shareholder services fee--Class A Shares (Note 5)	793,370
Shareholder services fee--Class B Shares (Note 5)	230,640
Shareholder services fee--Class C Shares (Note 5)	503,404
Account administration fee--Class A Shares	4,441
Account administration fee--Class C Shares	213
Share registration costs	43,462
Printing and postage	197,726
Insurance premiums	4,621
Dividends on short positions	58,800
Miscellaneous	10,082
TOTAL EXPENSES	10,704,856

Statement of Operations - continued

Waivers, Reimbursement and Expense Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(399,936)
Waiver of administrative personnel and services fee (Note 5)	(10,425)
Reduction of custodian fees (Note 6)	(6,393)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		$(416,754)
Net expenses			$10,288,102
Net investment income			3,617,356
Realized and Unrealized Gain (Loss) on Investments, Short Sales, Futures Contracts, Written Options and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(256,719,606)
Net realized gain on short sales			47,996
Net realized gain on written options			5,018,882
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			375,785,259
Net change in unrealized depreciation of short sales			(12,009,295)
Net change in unrealized depreciation of futures contracts			(2,872,780)
Net change in unrealized appreciation on written options			6,856,239
Net realized and unrealized gain on investments, short sales, futures contracts, written options and foreign currency transactions			116,106,695
Change in net assets resulting from operations			$119,724,051

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2009	Year Ended 10/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,617,356	$56,142,405
Net realized gain (loss) on investments, short sales, written options and foreign currency transactions	(251,652,728)	100,621,766
Net change in unrealized appreciation/depreciation of investments, short sales, futures contracts, written options and translation of assets and liabilities in foreign currency	367,759,423	(365,013,616)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	119,724,051	(208,249,445)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(28,826,907)	(42,762,897)
Class B Shares	(7,577,356)	(10,016,412)
Class C Shares	(17,195,670)	(22,300,645)
Institutional Shares	(346,178)	(111,676)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(53,946,111)	(75,191,630)
Share Transactions:
Proceeds from sale of shares	221,962,340	526,356,457
Net asset value of shares issued to shareholders in payment of distributions declared	41,230,657	57,468,587
Cost of shares redeemed	(356,694,910)	(854,744,051)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(93,501,913)	(270,919,007)
Change in net assets	(27,723,973)	(554,360,082)
Net Assets:
Beginning of period	1,371,302,253	1,925,662,335
End of period (including undistributed (distributions in excess of) net investment income of $(9,679,008) and $40,649,747, respectively)	$1,343,578,280	$1,371,302,253

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated Market Opportunity Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares and Class C Shares are presented separately. The investment objective of the Fund is to provide absolute (positive) returns with low correlation to the U.S. equity market.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended April 30, 2009, the Fund had no net realized gain or loss on futures contracts.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Short Sales

The Fund may sell a security short in an effort to take advantage of an anticipated decline in the price of the security. In a short sale, the Fund sells a security it does not own, and must borrow the security in order to deliver it at completion of the sale. The Fund then has an obligation to replace the borrowed security. If the Fund can buy the security back at a lower price than it sold it for, a gain is realized. If the Fund has to buy the security back at a higher price, a loss is realized. For the six months ended April 30, 2009, the Fund had a net realized gain on short sales of $47,996.

Written Options Contracts

The Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended April 30, 2009, the Fund had a net realized gain on written options of $5,018,882.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at October 31, 2008	15,500	$7,843,761
Contracts exercised	(2,800)	(1,603,579)
Contracts bought back	(2,700)	(1,546,308)
Contracts expired	(10,000)	(4,693,874)
Outstanding at April 30, 2009	--	$ --

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	13,147,080	$138,786,612	31,660,346	$389,360,969
Shares issued to shareholders in payment of distributions declared	2,234,350	23,054,476	2,775,926	33,809,164
Shares redeemed	(22,635,359)	(230,003,725)	(44,465,849)	(530,133,572)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(7,253,929)	$(68,162,637)	(10,029,577)	$(106,963,439)

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	648,145	$6,697,767	1,934,966	$23,555,885
Shares issued to shareholders in payment of distributions declared	608,550	6,238,152	679,764	8,231,972
Shares redeemed	(3,767,549)	(38,332,301)	(7,261,201)	(86,900,792)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(2,510,854)	$(25,396,382)	(4,646,471)	$(55,112,935)

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	4,298,764	$44,672,235	8,668,337	$105,602,213
Shares issued to shareholders in payment of distributions declared	1,145,371	11,710,051	1,270,437	15,343,355
Shares redeemed	(8,358,415)	(84,589,337)	(19,907,692)	(237,038,784)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(2,914,280)	$(28,207,051)	(9,968,918)	$(116,093,216)

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,188,611	$31,805,726	648,425	$7,837,390
Shares issued to shareholders in payment of distributions declared	21,683	227,978	6,935	84,096
Shares redeemed	(350,241)	(3,769,547)	(58,310)	(670,903)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,860,053	$28,264,157	597,050	$7,250,583
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(9,819,010)	$(93,501,913)	(24,047,916)	$(270,919,007)

4. FEDERAL TAX INFORMATION

At April 30, 2009, the cost of investments for federal tax purposes was $1,322,592,646. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates, outstanding foreign exchange contracts, securities sold short and futures contracts was $12,984,756. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $63,003,430 and net unrealized depreciation from investments for those securities having an excess of cost over value of $75,988,186.

At October 31, 2008, the Fund had a capital loss carryforward of $26,633,275 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2015.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the Adviser voluntarily waived $260,051 of its fee.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2009, the Sub-Adviser earned a fee of $355,423.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $10,425 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2009, FSC retained $254,204 of fees paid by the Fund. For the six months ended April 30, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2009, FSC retained $51,376 in sales charges from the sale of Class A Shares. FSC also retained $4,078 of contingent deferred sales charges relating to redemptions of Class A Shares and $25,284 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $2,224 of Service Fees for the six months ended April 30, 2009. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements, but excluding dividends on short positions) will not exceed 1.24%, 1.99%, 1.99% and 0.99%, respectively, for the fiscal year ending October 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through December 31, 2009.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2009, the Adviser reimbursed $139,885. Transactions with the affiliated company during the six months ended April 30, 2009 were as follows:

Affiliate	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	193,695,807	1,004,934,852	757,528,274	441,102,385	$441,102,385	$2,487,923

6. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2009, the Fund's expenses were reduced by $6,393 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2009, were as follows:

Purchases	$ 918,519,551
Sales	$ 1,596,960,020

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities ( collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has concluded that the adoption of FAS 161 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Shareholder Meeting Results (unaudited)

A Special Meeting of Fund shareholders was held on February 13, 2009. On December 1, 2008, the record date for shareholders voting at the meeting, there were 127,438,845 total outstanding shares. The following items were considered by shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

To amend the Fund's fundamental investment objective:

For	Against	Abstentions and Broker Non-Votes
48,986,580	4,380,688	3,860,602

To amend the Fund's fundamental investment policy regarding investing in commodities.

For	Against	Abstentions and Broker Non-Votes
48,673,884	4,791,524	3,762,463

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED MARKET OPPORTUNITY FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2008. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172453

38625 (6/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Mid Cap Growth Strategies Fund

Established 1984

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2009

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2009
Net Asset Value, Beginning of Period	$24.05
Income From Investment Operations:
Net investment income (loss)	0.08	[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.17)
TOTAL FROM INVESTMENT OPERATIONS	(0.09)
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--
Net Asset Value, End of Period	$23.96
Total Return [4]	(0.37)%

Ratios to Average Net Assets:
Net expenses [7]	0.99	% [8,9]
Net investment income (loss)	0.73	% [8]
Expense waiver/reimbursement [11]	0.53	% [8]
Supplemental Data:
Net assets, end of period (000 omitted)	$280,315
Portfolio turnover	120%

1 Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.07% on the total return.

6 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on the total return.

7 Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 and may not be increased until after December 31, 2010.

8 Computed on an annualized basis.

9 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 0.94%, 0.98%, 0.98%, 0.99%, 1.19% and 1.31% for the six months ended April 30, 2009 and for the years ended October 31, 2008, 2007, 2006, 2005 and 2004, respectively, after taking into account these expense reductions.

10 Represents less than 0.01%.

11 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,
2008		2007		2006	[1]	2005		2004
$45.41		$36.12		$31.85		$27.44		$25.14

(0.00	) [2,3]	(0.12	) [2]	(0.09	) [2]	(0.10	) [2]	(0.21	) [2]
(17.11)		9.41		4.36		4.51		2.51
(17.11)		9.29		4.27		4.41		2.30

(4.25)		--		--		--		--
$24.05		$45.41		$36.12		$31.85		$27.44
(41.21)%		25.72%		13.41%		16.07	% [5]	9.15	% [6]

0.99	% [9]	0.98	% [9]	0.99	% [9]	1.21	% [9]	1.32	% [9]
(0.00	)% [10]	(0.29)%		(0.25)%		(0.32)%		(0.81)%
0.32%		0.28%		0.28%		0.06%		0.00	% [10]

$293,777		$544,647		$492,751		$537,322		$486,643
215%		118%		115%		139%		144%

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2009
Net Asset Value, Beginning of Period	$21.23
Income From Investment Operations:
Net investment income (loss)	0.00	[2,3]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.16)
TOTAL FROM INVESTMENT OPERATIONS	(0.16)
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--
Net Asset Value, End of Period	$21.07
Total Return [4]	(0.75)%

Ratios to Average Net Assets:
Net expenses [6]	1.74	% [7,8]
Net investment income (loss)	0.01	% [7]
Expense waiver/reimbursement [9]	0.65	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$14,175
Portfolio turnover	120%

1 Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.09% on the total return.

6 Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 and may not be increased until after December 31, 2010.

7 Computed on an annualized basis.

8 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.69%, 1.73%, 1.74%, 1.78%, 2.02% and 2.06% for the six months ended April 30, 2009 and for the years ended October 31, 2008, 2007, 2006, 2005 and 2004, respectively, after taking into account these expense reductions.

9 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

10 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,
2008		2007		2006	[1]	2005		2004
$40.89		$32.77		$29.13		$25.31		$23.36

(0.24	) [2]	(0.38	) [2]	(0.34	) [2]	(0.32	) [2]	(0.38	) [2]
(15.17)		8.50		3.98		4.14		2.33
(15.41)		8.12		3.64		3.82		1.95

(4.25)		--		--		--		--
$21.23		$40.89		$32.77		$29.13		$25.31
(41.65)%		24.78%		12.50%		15.09%		8.35	% [5]

1.74	% [8]	1.74	% [8]	1.79	% [8]	2.04	% [8]	2.07	% [8]
(0.75)%		(1.05)%		(1.05)%		(1.13)%		(1.56)%
0.39%		0.34%		0.26%		0.00	% [10]	0.00	% [10]

$21,592		$76,376		$92,883		$129,155		$144,819
215%		118%		115%		139%		144%

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2009
Net Asset Value, Beginning of Period	$21.47
Income From Investment Operations:
Net investment income (loss)	(0.00	) [2,3]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.16)
TOTAL FROM INVESTMENT OPERATIONS	(0.16)
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--
Net Asset Value, End of Period	$21.31
Total Return [4]	(0.75)%

Ratios to Average Net Assets:
Net expenses [6]	1.74	% [7,8]
Net investment income (loss)	(0.01	)% [7]
Expense waiver/reimbursement [9]	0.59	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$11,259
Portfolio turnover	120%

1 Beginning with the year ended October 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.08% on the total return.

6 Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 and may not be increased until after December 31, 2010.

7 Computed on an annualized basis.

8 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.69%, 1.73%, 1.73%, 1.77%, 2.02% and 2.06% for the six months ended April 30, 2009 and for the years ended October 31, 2008, 2007, 2006, 2005 and 2004, respectively, after taking into account these expense reductions.

9 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

10 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,
2008		2007		2006	[1]	2005		2004
$41.29		$33.10		$29.41		$25.56		$23.59

(0.24	) [2]	(0.39	) [2]	(0.33	) [2]	(0.33	) [2]	(0.39	) [2]
(15.33)		8.58		4.02		4.18		2.36
(15.57)		8.19		3.69		3.85		1.97

(4.25)		--		--		--		--
$21.47		$41.29		$33.10		$29.41		$25.56
(41.64)%		24.74%		12.55%		15.06%		8.35	% [5]

1.74	% [8]	1.74	% [8]	1.77	% [8]	2.04	% [8]	2.07	% [8]
(0.75)%		(1.04)%		(1.03)%		(1.13)%		(1.56)%
0.35%		0.29%		0.26%		0.00	% [10]	0.00	% [10]

$13,227		$27,366		$29,341		$30,903		$33,015
215%		118%		115%		139%		144%

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended		Period Ended
	4/30/2009		10/31/2008		10/31/2007	[1]
Net Asset Value, Beginning of Period	$23.97		$45.41		$37.77
Income From Investment Operations:
Net investment income (loss)	0.02	[2]	(0.18	) [2]	(0.16	) [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.17)		(17.01)		7.80
TOTAL FROM INVESTMENT OPERATIONS	(0.15)		(17.19)		7.64
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--		(4.25)		--
Net Asset Value, End of Period	$23.82		$23.97		$45.41
Total Return [3]	(0.63)%		(41.40)%		20.23%

Ratios to Average Net Assets:
Net expenses [4]	1.49	% [5,6]	1.49	% ,6	1.47	% [5,6]
Net investment income (loss)	0.16	% [5]	(0.51)%		(0.81	)% [5]
Expense waiver/reimbursement [7]	0.45	% [5]	0.30%		0.26	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$341		$150		$0	[8]
Portfolio turnover	120%		215%		118	% [9]

1 Reflects operations for the period from December 12, 2006 (date of initial public offering) to October 31, 2007.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive management fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.4975% effective January 1, 2006 and may not be increased until after December 31, 2010.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.44%, 1.47% and 1.46% for the six months ended April 30, 2009, for the year ended October 31, 2008 and for the period ended October 31, 2007, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

8 Represents less than $1,000.

9 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended October 31, 2007.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 996.30	$4.90
Class B Shares	$1,000	$ 992.50	$8.60
Class C Shares	$1,000	$ 992.50	$8.60
Class K Shares	$1,000	$ 993.70	$ 7.37
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.89	$4.96
Class B Shares	$1,000	$1,016.17	$8.70
Class C Shares	$1,000	$1,016.17	$8.70
Class K Shares	$1,000	$1,017.41	$7.45

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follow:

Class A Shares	0.99%
Class B Shares	1.74%
Class C Shares	1.74%
Class K Shares	1.49%

Portfolio of Investments Summary Table (unaudited)

At April 30, 2009, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Information Technology	20.2%
Consumer Discretionary	20.0%
Industrials	14.9%
Health Care	12.5%
Energy	8.4%
Materials	7.9%
Financials	3.6%
Telecommunication Services	3.6%
Consumer Staples	3.0%
Utilities	1.3%
Other Securities [2]	2.9%
Securities Lending Collateral [3]	12.5%
Cash Equivalents [4]	1.3%
Other Assets and Liabilities - Net [5]	(12.1)%
TOTAL	100.0%

1 Except for Other Securities, Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

2 Other Securities include Exchange-Traded Funds.

3 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing securities lending collateral).

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--95.4%
		Consumer Discretionary--20.0%
99,700		Advance Auto Parts, Inc.	$4,361,875
55,500	[1]	Bed Bath & Beyond, Inc.	1,688,310
57,200	[2]	Best Buy Co., Inc.	2,195,336
49,180		BorgWarner, Inc.	1,423,761
169,400	[1]	Coach, Inc.	4,150,300
67,356	[1]	DISH Network Corp., Class A	892,467
41,500		Darden Restaurants, Inc.	1,534,255
54,100	[1]	Gymboree Corp.	1,861,040
48,900		Johnson Controls, Inc.	929,589
59,100	[1]	K12, Inc.	1,038,978
99,600		KB HOME	1,799,772
90,700	[1]	Kohl's Corp.	4,113,245
348,100	[1]	Las Vegas Sands Corp.	2,722,142
215,000		Mattel, Inc.	3,216,400
392,200		Newell Rubbermaid, Inc.	4,098,490
51,700	[2]	Nordstrom, Inc.	1,169,971
236,000	[2]	Penney (J.C.) Co., Inc.	7,242,840
620,900	[1,2]	Saks, Inc.	3,234,889
30,300		Sherwin-Williams Co.	1,716,192
51,600		Starwood Hotels & Resorts Worldwide, Inc.	1,076,376
212,100		TJX Cos., Inc.	5,932,437
143,600		Yum! Brands, Inc.	4,789,060
		TOTAL	61,187,725
		Consumer Staples--3.0%
84,300		Avon Products, Inc.	1,918,668
63,000		Clorox Corp.	3,531,150
64,800	[1,2]	Energizer Holdings, Inc.	3,713,040
		TOTAL	9,162,858
		Energy--8.4%
137,040	[1]	CNX Gas Corp.	3,528,780
83,000		CONSOL Energy, Inc.	2,596,240
47,500	[1,2]	Cameron International Corp.	1,215,050
Shares			Value
		COMMON STOCKS--continued
		Energy--continued
111,300		Chesapeake Energy Corp.	$2,193,723
37,000		Murphy Oil Corp.	1,765,270
55,500		Noble Corp.	1,516,815
154,203	[1]	Petrohawk Energy Corp.	3,639,191
72,800		Range Resources Corp.	2,909,816
98,800	[2]	Smith International, Inc.	2,553,980
63,000	[1]	Southwestern Energy Co.	2,259,180
49,700	[1]	Whiting Petroleum Corp.	1,628,172
		TOTAL	25,806,217
		Financials--3.6%
182,400		Annaly Capital Management, Inc.	2,566,368
29,300		Bank of Hawaii Corp.	1,029,602
59,800		Comerica, Inc.	1,254,604
41,000		Northern Trust Corp.	2,228,760
40,800		PNC Financial Services Group	1,619,760
135,900		Redwood Trust, Inc.	2,211,093
		TOTAL	10,910,187
		Health Care--12.5%
71,621	[1]	Acorda Therapeutics, Inc.	1,420,244
46,900	[1]	Alexion Pharmaceuticals, Inc.	1,567,398
40,900		Allergan, Inc.	1,908,394
113,900	[1]	BioMarin Pharmaceutical, Inc.	1,464,754
112,900	[1]	Cephalon, Inc.	7,407,369
30,300	[1,2]	Express Scripts, Inc., Class A	1,938,291
133,800	[1,2]	Hologic, Inc.	1,988,268
73,300	[1]	Illumina, Inc.	2,737,755
12,700	[1,2]	Intuitive Surgical, Inc.	1,825,371
300,500	[1]	King Pharmaceuticals, Inc.	2,367,940
146,039	[1]	Momenta Pharmaceuticals, Inc.	1,635,637
133,000	[1]	Myriad Genetics, Inc.	5,159,070
58,000	[1]	Onyx Pharmaceuticals, Inc.	1,502,200
292,400	[1]	Seattle Genetics, Inc.	2,698,852
88,100	[1]	Vertex Pharmaceuticals, Inc.	2,715,242
		TOTAL	38,336,785
Shares			Value
		COMMON STOCKS--continued
		Industrials--14.9%
133,700		AMETEK, Inc.	$4,306,477
57,700	[1]	Alliant Techsystems, Inc.	4,595,805
43,200		C.H. Robinson Worldwide, Inc.	2,296,512
45,600		Cummins, Inc.	1,550,400
63,000		Expeditors International Washington, Inc.	2,186,730
65,800		Flowserve Corp.	4,467,820
67,000	[2]	Fluor Corp.	2,537,290
169,800		Harsco Corp.	4,677,990
60,100	[1]	Jacobs Engineering Group, Inc.	2,286,204
592,500	[1,2]	Jet Blue Airways Corp.	2,921,025
65,900		Precision Castparts Corp.	4,933,274
79,600		Roper Industries, Inc.	3,628,964
85,900		SPX Corp.	3,966,003
28,500	[1]	Stericycle, Inc.	1,341,780
		TOTAL	45,696,274
		Information Technology--20.2%
568,700	[1]	Activision Blizzard, Inc.	6,124,899
57,000	[1]	Adobe Systems, Inc.	1,558,950
123,300	[1,2]	Agilent Technologies, Inc.	2,251,458
92,400		Altera Corp.	1,507,044
118,800	[1]	Amdocs Ltd.	2,486,484
142,900		Analog Devices, Inc.	3,040,912
152,300	[1]	Ansys, Inc.	4,206,526
32,950	[1]	Apple, Inc.	4,146,098
198,100	[1]	Broadcom Corp.	4,593,939
70,300	[1]	Citrix Systems, Inc.	2,005,659
156,100	[1]	Cognizant Technology Solutions Corp.	3,869,719
91,600	[1]	Electronic Arts, Inc.	1,864,060
134,400	[1]	FLIR Systems, Inc.	2,980,992
157,800	[1]	Juniper Networks, Inc.	3,416,370
97,000	[2]	KLA-Tencor Corp.	2,690,780
119,800	[2]	Linear Technology Corp.	2,609,244
59,200	[1]	MEMC Electronic Materials, Inc.	959,040
236,500	[1]	Marvell Technology Group Ltd.	2,596,770
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
61,500	[1,2]	McAfee, Inc.	$2,308,710
168,300	[1]	NVIDIA Corp.	1,932,084
99,700	[1]	SAIC, Inc.	1,804,570
144,700		Xilinx, Inc.	2,957,668
		TOTAL	61,911,976
		Materials--7.9%
206,500	[2]	Alcoa, Inc.	1,872,955
67,800		Allegheny Technologies, Inc.	2,219,094
56,800		CF Industries Holdings, Inc.	4,092,440
95,326		Cliffs Natural Resources, Inc.	2,198,217
61,500	[1]	Crown Holdings, Inc.	1,356,075
99,900	[1,2]	Intrepid Potash, Inc.	2,466,531
137,400		Lubrizol Corp.	5,938,428
87,400	[1]	Pactiv Corp.	1,910,564
85,200	[2]	United States Steel Corp.	2,262,060
		TOTAL	24,316,364
		Telecommunication Services--3.6%
107,500	[1]	American Tower Systems Corp.	3,414,200
112,200	[1]	Crown Castle International Corp.	2,751,144
65,100	[1]	Leap Wireless International, Inc.	2,348,157
138,396	[1]	MetroPCS Communications, Inc.	2,365,188
		TOTAL	10,878,689
		Utilities--1.3%
49,100		Atmos Energy Corp.	1,213,261
45,800		NSTAR	1,438,578
39,200		PPL Corp.	1,172,472
		TOTAL	3,824,311
		TOTAL COMMON STOCKS (IDENTIFIED COST $276,074,769)	292,031,386
		EXCHANGE-TRADED FUNDS--2.9%
173,358	[2]	iShares MSCI Emerging Market Index Fund	4,966,707
126,882	[2]	iShares S&P Latin American 40 Index Fund	3,783,621
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $8,013,352)	8,750,328
Shares			Value
		MUTUAL FUND--13.8%
42,299,812	[3,4,5]	Prime Value Obligations Fund, Institutional Shares, 1.03% (AT NET ASSET VALUE)	$42,299,812
		TOTAL INVESTMENTS--112.1% (IDENTIFIED COST $326,387,933) [6]	343,081,526
		OTHER ASSETS AND LIABILITIES - NET--(12.1)% [7]	(36,990,950)
		TOTAL NET ASSETS--100%	$306,090,576

1 Non-income-producing security.

2 Certain or all shares are temporarily on loan to unaffiliated broker/dealers.

3 Affiliated company.

4 7-Day net yield.

5 All or a portion of this security is held as collateral for securities lending.

6 Also represents cost for federal tax purposes.

7 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$343,081,526
Level 2--Other Significant Observable Inputs	--
Level 3--Significant Unobservable Inputs	--
TOTAL	$343,081,526

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Total investments in securities, at value including $42,299,812 of investments in an affiliated issuer (Note 5) and $36,200,033 of securities loaned (identified cost $326,387,933)		$343,081,526
Cash		1,108
Income receivable		190,637
Receivable for investments sold		41,435,706
Receivable for shares sold		258,565
TOTAL ASSETS		384,967,542
Liabilities:
Payable for investments purchased	$39,750,732
Payable for shares redeemed	465,363
Payable for collateral due to broker for securities loaned	38,332,562
Payable for Directors'/Trustees' fees	1,090
Payable for distribution services fee (Note 5)	15,172
Payable for shareholder services fee (Note 5)	131,103
Accrued expenses	180,944
TOTAL LIABILITIES		78,876,966
Net assets for 12,914,202 shares outstanding		$306,090,576
Net Assets Consist of:
Paid-in capital		$428,103,125
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		16,689,074
Accumulated net realized loss on investments and foreign currency transactions		(139,642,654)
Undistributed net investment income		941,031
TOTAL NET ASSETS		$306,090,576

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($280,315,476 ÷ 11,698,868 shares outstanding), no par value, unlimited shares authorized	$23.96
Offering price per share (100/94.50 of $23.96)	$25.35
Redemption proceeds per share	$23.96
Class B Shares:
Net asset value per share ($14,175,137 ÷ 672,668 shares outstanding), no par value, unlimited shares authorized	$21.07
Offering price per share	$21.07
Redemption proceeds per share (94.50/100 of $21.07)	$19.91
Class C Shares:
Net asset value per share ($11,259,054 ÷ 528,354 shares outstanding), no par value, unlimited shares authorized	$21.31
Offering price per share	$21.31
Redemption proceeds per share (99.00/100 of $21.31)	$21.10
Class K Shares:
Net asset value per share ($340,909 ÷ 14,312 shares outstanding), no par value, unlimited shares authorized	$23.82
Offering price per share	$23.82
Redemption proceeds per share	$23.82

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2009 (unaudited)

Investment Income:
Dividends (including $88,387 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $10,144)		$2,188,047
Interest received from securities loaned		190,385
TOTAL INCOME		2,378,432
Expenses:
Investment adviser fee (Note 5)	$1,065,495
Administrative personnel and services fee (Note 5)	133,891
Custodian fees	16,098
Transfer and dividend disbursing agent fees and expenses--Class A Shares	352,305
Transfer and dividend disbursing agent fees and expenses--Class B Shares	30,419
Transfer and dividend disbursing agent fees and expenses--Class C Shares	17,754
Transfer and dividend disbursing agent fees and expenses--Class K Shares	404
Directors'/Trustees' fees	2,641
Auditing fees	10,909
Legal fees	3,965
Portfolio accounting fees	62,884
Distribution services fee--Class B Shares (Note 5)	58,079
Distribution services fee--Class C Shares (Note 5)	40,977
Distribution services fee--Class K Shares (Note 5)	470
Shareholder services fee--Class A Shares (Note 5)	297,086
Shareholder services fee--Class B Shares (Note 5)	19,360
Shareholder services fee--Class C Shares (Note 5)	12,886
Account administration fee--Class A Shares	9,881
Account administration fee--Class C Shares	773
Share registration costs	27,447
Printing and postage	28,481
Insurance premiums	2,893
Miscellaneous	4,174
TOTAL EXPENSES	2,199,272

Statement of Operations - continued

Waivers, Reimbursements and Expense Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(521,433)
Waiver of administrative personnel and services fee (Note 5)	(25,779)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class A Shares (Note 5)	(114,106)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class B Shares (Note 5)	(16,837)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class C Shares (Note 5)	(8,249)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(75,467)
TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTION		$(761,871)
Net expenses			$1,437,401
Net investment income			941,031
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(65,345,614)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			60,617,605
Net realized and unrealized loss on investments and foreign currency transactions			(4,728,009)
Change in net assets resulting from operations			$(3,786,978)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2009	Year Ended 10/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$941,031	$(525,359)
Net realized loss on investments and foreign currency transactions	(65,345,614)	(72,156,075)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	60,617,605	(169,382,965)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(3,786,978)	(242,064,399)
Distributions to Shareholders:
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	--	(50,829,370)
Class B Shares	--	(7,726,549)
Class C Shares	--	(2,812,069)
Class K Shares	--	(12)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	--	(61,368,000)
Share Transactions:
Proceeds from sale of shares	20,852,046	80,422,572
Net asset value of shares issued to shareholders in payment of distributions declared	--	54,664,337
Cost of shares redeemed	(39,721,023)	(151,296,783)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(18,868,977)	(16,209,874)
Change in net assets	(22,655,955)	(319,642,273)
Net Assets:
Beginning of period	328,746,531	648,388,804
End of period (including undistributed net investment income of $941,031 and $0, respectively)	$306,090,576	$328,746,531

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated Mid Cap Growth Strategies Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is appreciation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2009, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$36,200,033	$38,332,562

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	863,579	$18,977,706	2,070,217	$74,911,380
Shares issued to shareholders in payment of distributions declared	--	--	1,162,440	44,928,319
Shares redeemed	(1,377,523)	(29,684,307)	(3,014,115)	(107,655,130)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(513,944)	$(10,706,601)	218,542	$12,184,569

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	32,901	$637,932	64,496	$2,087,810
Shares issued to shareholders in payment of distributions declared	--	--	211,812	7,277,866
Shares redeemed	(377,123)	(7,317,398)	(1,127,310)	(36,652,846)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(344,222)	$(6,679,466)	(851,002)	$(27,287,170)

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	51,339	$1,008,332	99,692	$3,169,422
Shares issued to shareholders in payment of distributions declared	--	--	70,738	2,458,152
Shares redeemed	(138,962)	(2,663,740)	(217,165)	(6,971,574)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(87,623)	$(1,655,408)	(46,735)	$(1,344,000)

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	10,533	$228,076	6,918	$253,960
Shares redeemed	(2,497)	(55,578)	(645)	(17,233)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	8,036	$172,498	6,273	$236,727
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(937,753)	$(18,868,977)	(672,922)	$(16,209,874)

4. FEDERAL TAX INFORMATION

At April 30, 2009, the cost of investments for federal tax purposes was $326,387,933. The net unrealized appreciation of investments for federal tax purposes was $16,693,593. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $34,725,576 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,031,983.

At October 31, 2008, the Fund had a capital loss carryforward of $42,560,314 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net adviser fee was reduced to 0.4975% effective January 1, 2006 and may not be increased until after December 31, 2010. For the six months ended April 30, 2009, the Adviser waived $507,435 of its fee. In addition, an affiliate of the Adviser reimbursed $139,192 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $25,779 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2009, FSC retained $4,562 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2009, FSC retained $3,108 in sales charges from the sale of Class A Shares. FSC also retained $143 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $7,264 of Service Fees for the six months ended April 30, 2009. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 0.9949%, 1.7449%, 1.7449% and 1.4949%, respectively, for the fiscal year ending October 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through December 31, 2009.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2009, the Adviser reimbursed $13,998. Transactions with affiliated companies during the six months ended April 30, 2009 were as follows:

Affiliate	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	35,367,622	230,487,723	223,555,533	42,299,812	$42,299,812	$88,387

6. EXPENSE REDUCTION

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2009, the Fund's expenses were reduced by $75,467 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2009, were as follows:

Purchases	$338,245,642
Sales	$354,507,252

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED MID CAP GROWTH STRATEGIES FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. In this regard, it was noted that the Adviser has agreed to a reduction of 25 basis points in the Fund's advisory fee at least through December 31, 2010.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172107
Cusip 314172206
Cusip 314172305
Cusip 314172529

8010409 (6/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Strategic Value Fund

Established 2005

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2009

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,						Period Ended
	4/30/2009		2008		2007		2006		10/31/2005	[1]
Net Asset Value, Beginning of Period	$4.01		$6.36		$6.27		$5.21		$5.00
Income From Investment Operations:
Net investment income	0.07		0.27		0.27		0.25	[2]	0.12	[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.73)		(2.05)		0.16		1.05		0.19
TOTAL FROM INVESTMENT OPERATIONS	(0.66)		(1.78)		0.43		1.30		0.31
Less Distributions:
Distributions from net investment income	(0.09)		(0.28)		(0.25)		(0.22)		(0.10)
Distributions from net realized gain on investments and foreign currency transactions	--		(0.29)		(0.09)		(0.02)		--
TOTAL DISTRIBUTIONS	(0.09)		(0.57)		(0.34)		(0.24)		(0.10)
Net Asset Value, End of Period	$3.26		$4.01		$6.36		$6.27		$5.21
Total Return [3]	(16.70)%		(30.13)%		6.96%		25.52%		6.12%

Ratios to Average Net Assets:
Net expenses	1.03	% [4,5]	1.00	% [5]	1.00	% [5]	0.90	% [5]	0.47	% [4]
Net investment income	4.30	% [4]	5.14%		4.03%		4.38%		3.96	% [4]
Expense waiver/reimbursement [6]	0.23	% [4]	0.25%		0.22%		0.39%		1.45	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$267,116		$249,725		$555,896		$451,500		$103,674
Portfolio turnover	27%		48%		66%		27%		16%

1 Reflects operations for the period from March 30, 2005 (date of initial public investment) to October 31, 2005.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.02%, 1.00%, 0.99% and 0.88% for the six months ended April 30, 2009 and the years ended October 31, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,						Period Ended
	4/30/2009		2008		2007		2006		10/31/2005	[1]
Net Asset Value, Beginning of Period	$4.02		$6.37		$6.28		$5.22		$5.00
Income From Investment Operations:
Net investment income	0.06		0.23		0.21		0.21	[2]	0.10	[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.74)		(2.05)		0.18		1.05		0.20
TOTAL FROM INVESTMENT OPERATIONS	(0.68)		(1.82)		0.39		1.26		0.30
Less Distributions:
Distributions from net investment income	(0.07)		(0.24)		(0.21)		(0.18)		(0.08)
Distributions from net realized gain on investments and foreign currency transactions	--		(0.29)		(0.09)		(0.02)		--
TOTAL DISTRIBUTIONS	(0.07)		(0.53)		(0.30)		(0.20)		(0.08)
Net Asset Value, End of Period	$3.27		$4.02		$6.37		$6.28		$5.22
Total Return [3]	(16.96)%		(30.57)%		6.16%		24.53%		5.92%

Ratios to Average Net Assets:
Net expenses	1.77	% [4,5]	1.75	% [5]	1.75	% [5]	1.65	% [5]	1.22	% [4]
Net investment income	3.56	% [4]	4.44%		3.33%		3.69%		3.26	% [4]
Expense waiver/reimbursement [6]	0.23	% [4]	0.25%		0.22%		0.39%		1.43	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$97,565		$112,894		$217,849		$98,936		$23,418
Portfolio turnover	27%		48%		66%		27%		16%

1 Reflects operations for the period from March 30, 2005 (date of initial public investment) to October 31, 2005.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.76%, 1.75%, 1.74% and 1.63% for the six months ended April 30, 2009 and the years ended October 31, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period [1]
Actual
Class A Shares	$1,000	$ 833.00	$4.68
Class C Shares	$1,000	$ 830.40	$8.03
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$1,000	$1,019.69	$5.16
Class C Shares	$1,000	$1,016.02	$8.85

1 Expenses are equal to the Fund's annualized net expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.03%
Class C Shares	1.77%

Portfolio of Investments Summary Table (unaudited)

At April 30, 2009, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Consumer Staples	33.4%
Telecommunication Services	18.2%
Health Care	15.8%
Energy	13.3%
Utilities	13.2%
Consumer Discretionary	2.7%
Cash Equivalents [2]	2.7%
Other Assets and Liabilities - Net [3]	0.7%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--96.6%
		Consumer Discretionary--2.7%
299,860		McDonald's Corp.	$15,979,539
		Consumer Staples--33.4%
764,585		Altria Group, Inc.	12,485,673
382,000		Avon Products, Inc.	8,694,320
340,735		ConAgra Foods, Inc.	6,031,009
761,865		Diageo PLC	9,144,642
108,600		General Mills, Inc.	5,504,934
590,070		H.J. Heinz Co.	20,310,209
152,300		Kellogg Co.	6,413,353
375,825		Kimberly-Clark Corp.	18,468,041
832,475		Kraft Foods, Inc., Class A	19,479,915
117,500		PepsiCo, Inc.	5,846,800
378,130		Philip Morris International, Inc.	13,688,306
361,770		Procter & Gamble Co.	17,885,909
407,931		Reynolds American, Inc.	15,493,219
1,303,200		Sara Lee Corp.	10,842,624
402,675		The Coca-Cola Co.	17,335,159
697,702		Unilever PLC	13,616,904
		TOTAL	201,241,017
		Energy--13.3%
339,145		BP PLC, ADR	14,400,097
165,510		Chevron Corp.	10,940,211
364,455		ConocoPhillips	14,942,655
772,107		ENI SpA	16,732,958
634,570		Royal Dutch Shell PLC, Class B	14,554,108
164,540		Total S.A.	8,228,323
		TOTAL	79,798,352
Shares			Value
		COMMON STOCKS--continued
		Health Care--15.8%
208,300		Abbott Laboratories	$8,717,355
1,006,415		Bristol-Myers Squibb Co.	19,323,168
452,715		Eli Lilly & Co.	14,903,378
1,105,481		GlaxoSmithKline PLC	17,070,998
360,315		Johnson & Johnson	18,866,093
674,025		Merck & Co., Inc.	16,338,366
		TOTAL	95,219,358
		Telecommunication Services--18.2%
729,830		AT&T, Inc.	18,698,245
798,710		BCE, Inc.	17,074,576
166,330		CenturyTel, Inc.	4,515,860
850,740		Deutsche Telekom AG, Class REG	10,249,756
692,649		France Telecommunications	15,369,743
272,570		Frontier Communications Corp.	1,937,973
612,955		Verizon Communications, Inc.	18,597,055
8,051,874		Vodafone Group PLC	14,789,775
1,017,685		Windstream Corp.	8,446,786
		TOTAL	109,679,769
		Utilities--13.2%
308,495		AGL Resources, Inc.	9,615,789
552,995		Dominion Resources, Inc.	16,678,329
1,057,300		Duke Energy Corp.	14,601,313
430,675		Progress Energy, Inc.	14,694,631
320,040		SCANA Corp.	9,671,609
481,928		Southern Co.	13,918,081
		TOTAL	79,179,752
		TOTAL COMMON STOCKS (IDENTIFIED COST $702,496,111)	581,097,787
Shares			Value
		MUTUAL FUND--2.7%
16,337,920	[1,2]	Prime Value Obligations Fund, Institutional Shares, 1.03% (AT NET ASSET VALUE)	$16,337,920
		TOTAL INVESTMENTS--99.3% (IDENTIFIED COST $718,834,031) [3]	597,435,707
		OTHER ASSETS AND LIABILITIES - NET--0.7% [4]	4,065,289
		TOTAL NET ASSETS--100%	$601,500,996

1 Affiliated company.

2 7-Day net yield.

3 Also represents cost for federal tax purposes.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$477,678,500
Level 2--Other Significant Observable Inputs	119,757,207
Level 3--Significant Unobservable Inputs	--
TOTAL	$597,435,707

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Total investments in securities, at value including $16,337,920 of investments in an affiliated issuer (Note 5) (identified cost $718,834,031)		$597,435,707
Cash		37,244
Cash denominated in foreign currencies (identified cost $69)		71
Income receivable		2,004,560
Receivable for shares sold		3,344,177
TOTAL ASSETS		602,821,759
Liabilities:
Payable for shares redeemed	$926,720
Income distribution payable	157
Payable for transfer and dividend disbursing agent fees and expenses	102,382
Payable for distribution services fee (Note 5)	59,525
Payable for shareholder services fee (Note 5)	169,094
Payable for Directors'/Trustees' fees	1,663
Accrued expenses	61,222
TOTAL LIABILITIES		1,320,763
Net assets for 184,125,611 shares outstanding		$601,500,996
Net Assets Consist of:
Paid-in capital		$988,464,792
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(121,396,812)
Accumulated net realized loss on investments and foreign currency transactions		(264,871,978)
Distributions in excess of net investment income		(695,006)
TOTAL NET ASSETS		$601,500,996
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($236,820,027 ÷ 72,397,075 shares outstanding), no par value, unlimited shares authorized		$3.27
Offering price per share		$3.27
Redemption proceeds per share		$3.27
Class A Shares:
Net asset value per share ($267,115,699 ÷ 81,877,326 shares outstanding), no par value, unlimited shares authorized		$3.26
Offering price per share (100/94.50 of $3.26)		$3.45
Redemption proceeds per share		$3.26
Class C Shares:
Net asset value per share ($97,565,270 ÷ 29,851,210 shares outstanding), no par value, unlimited shares authorized		$3.27
Offering price per share		$3.27
Redemption proceeds per share (99.00/100 of $3.27)		$3.24

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2009 (unaudited)

Investment Income:
Dividends (including $227,256 from an affiliated issuer (Note 5) and net of foreign taxes withheld of $35,734)			$14,307,184
Expenses:
Investment adviser fee (Note 5)		$2,017,043
Administrative personnel and services fee (Note 5)		209,001
Custodian fees		31,254
Transfer and dividend disbursing agent fees and expenses		309,700
Directors'/Trustees' fees		3,038
Auditing fees		11,108
Legal fees		3,802
Portfolio accounting fees		64,814
Distribution services fee--Class C Shares (Note 5)		375,895
Shareholder services fee--Class A Shares (Note 5)		296,934
Shareholder services fee--Class C Shares (Note 5)		117,469
Account administration fee--Class A Shares		2,484
Account administration fee--Class C Shares		293
Share registration costs		27,243
Printing and postage		51,412
Insurance premiums		2,560
Miscellaneous		2,442
TOTAL EXPENSES		3,526,492
Waivers, Reimbursement and Expense Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(608,245)
Waiver of administrative personnel and services fee (Note 5)	(4,338)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(16,061)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(628,644)
Net expenses			2,897,848
Net investment income			11,409,336
Realized and Unrealized Loss on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(106,324,137)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			(2,450,667)
Net realized and unrealized loss on investments and foreign currency transactions			(108,774,804)
Change in net assets resulting from operations			$(97,365,468)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2009	Year Ended 10/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,409,336	$37,740,877
Net realized loss on investments and foreign currency transactions	(106,324,137)	(159,158,300)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(2,450,667)	(138,352,041)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(97,365,468)	(259,769,464)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,930,054)	(10,312,929)
Class A Shares	(6,181,792)	(21,360,233)
Class C Shares	(2,113,518)	(7,482,872)
Distributions from net realized gains on investments and foreign currency transactions
Institutional Shares	--	(8,905,275)
Class A Shares	--	(24,168,884)
Class C Shares	--	(9,508,724)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,225,364)	(81,738,917)
Share Transactions:
Proceeds from sale of shares	274,151,759	268,193,176
Net asset value of shares issued to shareholders in payment of distributions declared	8,921,124	63,505,448
Cost of shares redeemed	(109,787,314)	(424,759,433)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	173,285,569	(93,060,809)
Change in net assets	62,694,737	(434,569,190)
Net Assets:
Beginning of period	538,806,259	973,375,449
End of period (including undistributed (distributions in excess of) net investment income of $(695,006) and $1,121,022, respectively)	$601,500,996	$538,806,259

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Strategic Value Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to provide income and long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair value using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	37,736,890	$129,092,488	25,974,317	$127,806,862
Shares issued to shareholders in payment of distributions declared	702,158	2,481,877	2,017,469	10,947,943
Shares redeemed	(9,873,924)	(34,109,598)	(15,481,308)	(78,753,625)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	28,565,124	$97,464,767	12,510,478	$60,001,180

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	35,592,656	$123,650,923	21,162,592	$107,920,645
Shares issued to shareholders in payment of distributions declared	1,326,122	4,703,927	6,937,960	37,946,847
Shares redeemed	(17,324,689)	(58,871,030)	(53,217,904)	(267,747,175)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	19,594,089	$69,483,820	(25,117,352)	$(121,879,683)

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	6,115,976	$21,408,348	6,304,293	$32,465,669
Shares issued to shareholders in payment of distributions declared	485,541	1,735,320	2,659,723	14,610,658
Shares redeemed	(4,858,066)	(16,806,686)	(15,035,052)	(78,258,633)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,743,451	$6,336,982	(6,071,036)	$(31,182,306)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	49,902,664	$173,285,569	(18,677,910)	$(93,060,809)

4. FEDERAL TAX INFORMATION

At April 30, 2009, the cost of investments for federal tax purposes was $718,834,031. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $121,398,324. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,967,179 and net unrealized depreciation from investments for those securities having an excess of cost over value of $125,365,503.

At October 31, 2008, the Fund had a capital loss carryforward of $158,355,277 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the Adviser voluntarily waived $597,363 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $4,338 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2009, FSC retained $78,020 of fees paid by the Fund. For the six months ended April 30, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2009, FSC retained $56,903 in sales charges from the sale of Class A Shares. FSC also retained $7,249 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2009, FSSC received $3,238 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 0.80%, 1.05% and 1.80%, respectively, for the fiscal year ending October 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through December 31, 2009.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2009, the Adviser reimbursed $10,882. Transactions with the affiliated company during the six months ended April 30, 2009 were as follows:

Affiliate	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	25,326,593	129,885,236	138,873,909	16,337,920	$16,337,920	$227,256

6. EXPENSE REDUCTION

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2009, the Fund's expenses were reduced by $16,061 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2009, were as follows:

Purchases	$314,809,790
Sales	$139,870,098

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of borrowing. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED STRATEGIC VALUE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172586
Cusip 314172578

32939 (6/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Strategic
Value Fund

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,						Period Ended
	4/30/2009		2008		2007		2006		10/31/2005	[1]
Net Asset Value, Beginning of Period	$4.02		$6.37		$6.28		$5.22		$5.00
Income From Investment Operations:
Net investment income	0.08		0.28		0.27		0.26	[2]	0.13	[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.74)		(2.05)		0.18		1.05		0.19
TOTAL FROM INVESTMENT OPERATIONS	(0.66)		(1.77)		0.45		1.31		0.32
Less Distributions:
Distributions from net investment income	(0.09)		(0.29)		(0.27)		(0.23)		(0.10)
Distributions from net realized gain on investments and foreign currency transactions	--		(0.29)		(0.09)		(0.02)		--
TOTAL DISTRIBUTIONS	(0.09)		(0.58)		(0.36)		(0.25)		(0.10)
Net Asset Value, End of Period	$3.27		$4.02		$6.37		$6.28		$5.22
Total Return [3]	(16.56)%		(29.92)%		7.20%		25.78%		6.45%

Ratios to Average Net Assets:
Net expenses	0.79	% [4,5]	0.75	% [5]	0.75	% [5]	0.65	% [5]	0.22	% [4]
Net investment income	4.53	% [4]	5.67%		4.29%		4.65%		4.37	% [4]
Expense waiver/reimbursement [6]	0.23	% [4]	0.25%		0.22%		0.39%		1.50	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$236,820		$176,187		$199,630		$84,192		$21,698
Portfolio turnover	27%		48%		66%		27%		16%

1 Reflects operations for the period from March 30, 2005 (date of initial public investment) to October 31, 2005.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.78%, 0.75%, 0.74% and 0.63% for the six months ended April 30, 2009 and the years ended October 31, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2008	Ending Account Value 4/30/2009	Expenses Paid During Period [1]
Actual	$1,000	$ 834.40	$3.59
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.88	$3.96

1 Expenses are equal to the Fund's annualized net expense ratio of 0.79%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Table (unaudited)

At April 30, 2009, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Consumer Staples	33.4%
Telecommunication Services	18.2%
Health Care	15.8%
Energy	13.3%
Utilities	13.2%
Consumer Discretionary	2.7%
Cash Equivalents [2]	2.7%
Other Assets and Liabilities - Net [3]	0.7%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

April 30, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--96.6%
		Consumer Discretionary--2.7%
299,860		McDonald's Corp.	$15,979,539
		Consumer Staples--33.4%
764,585		Altria Group, Inc.	12,485,673
382,000		Avon Products, Inc.	8,694,320
340,735		ConAgra Foods, Inc.	6,031,009
761,865		Diageo PLC	9,144,642
108,600		General Mills, Inc.	5,504,934
590,070		H.J. Heinz Co.	20,310,209
152,300		Kellogg Co.	6,413,353
375,825		Kimberly-Clark Corp.	18,468,041
832,475		Kraft Foods, Inc., Class A	19,479,915
117,500		PepsiCo, Inc.	5,846,800
378,130		Philip Morris International, Inc.	13,688,306
361,770		Procter & Gamble Co.	17,885,909
407,931		Reynolds American, Inc.	15,493,219
1,303,200		Sara Lee Corp.	10,842,624
402,675		The Coca-Cola Co.	17,335,159
697,702		Unilever PLC	13,616,904
		TOTAL	201,241,017
		Energy--13.3%
339,145		BP PLC, ADR	14,400,097
165,510		Chevron Corp.	10,940,211
364,455		ConocoPhillips	14,942,655
772,107		ENI SpA	16,732,958
634,570		Royal Dutch Shell PLC, Class B	14,554,108
164,540		Total S.A.	8,228,323
		TOTAL	79,798,352
Shares			Value
		COMMON STOCKS--continued
		Health Care--15.8%
208,300		Abbott Laboratories	$8,717,355
1,006,415		Bristol-Myers Squibb Co.	19,323,168
452,715		Eli Lilly & Co.	14,903,378
1,105,481		GlaxoSmithKline PLC	17,070,998
360,315		Johnson & Johnson	18,866,093
674,025		Merck & Co., Inc.	16,338,366
		TOTAL	95,219,358
		Telecommunication Services--18.2%
729,830		AT&T, Inc.	18,698,245
798,710		BCE, Inc.	17,074,576
166,330		CenturyTel, Inc.	4,515,860
850,740		Deutsche Telekom AG, Class REG	10,249,756
692,649		France Telecommunications	15,369,743
272,570		Frontier Communications Corp.	1,937,973
612,955		Verizon Communications, Inc.	18,597,055
8,051,874		Vodafone Group PLC	14,789,775
1,017,685		Windstream Corp.	8,446,786
		TOTAL	109,679,769
		Utilities--13.2%
308,495		AGL Resources, Inc.	9,615,789
552,995		Dominion Resources, Inc.	16,678,329
1,057,300		Duke Energy Corp.	14,601,313
430,675		Progress Energy, Inc.	14,694,631
320,040		SCANA Corp.	9,671,609
481,928		Southern Co.	13,918,081
		TOTAL	79,179,752
		TOTAL COMMON STOCKS (IDENTIFIED COST $702,496,111)	581,097,787
Shares			Value
		MUTUAL FUND--2.7%
16,337,920	[1,2]	Prime Value Obligations Fund, Institutional Shares, 1.03% (AT NET ASSET VALUE)	$16,337,920
		TOTAL INVESTMENTS--99.3% (IDENTIFIED COST $718,834,031) [3]	597,435,707
		OTHER ASSETS AND LIABILITIES - NET--0.7% [4]	4,065,289
		TOTAL NET ASSETS--100%	$601,500,996

1 Affiliated company.

2 7-Day net yield.

3 Also represents cost for federal tax purposes.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$477,678,500
Level 2--Other Significant Observable Inputs	$119,757,207
Level 3--Significant Unobservable Inputs	--
TOTAL	$597,435,707

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Total investments in securities, at value including $16,337,920 of investments in an affiliated issuer (Note 5) (identified cost $718,834,031)		$597,435,707
Cash		37,244
Cash denominated in foreign currencies (identified cost $69)		71
Income receivable		2,004,560
Receivable for shares sold		3,344,177
TOTAL ASSETS		602,821,759
Liabilities:
Payable for shares redeemed	$926,720
Income distribution payable	157
Payable for transfer and dividend disbursing agent fees and expenses	102,382
Payable for distribution services fee (Note 5)	59,525
Payable for shareholder services fee (Note 5)	169,094
Payable for Directors'/Trustees' fees	1,663
Accrued expenses	61,222
TOTAL LIABILITIES		1,320,763
Net assets for 184,125,611 shares outstanding		$601,500,996
Net Assets Consist of:
Paid-in capital		$988,464,792
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(121,396,812)
Accumulated net realized loss on investments and foreign currency transactions		(264,871,978)
Distributions in excess of net investment income		(695,006)
TOTAL NET ASSETS		$601,500,996
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($236,820,027 ÷ 72,397,075 shares outstanding), no par value, unlimited shares authorized		$3.27
Offering price per share		$3.27
Redemption proceeds per share		$3.27
Class A Shares:
Net asset value per share ($267,115,699 ÷ 81,877,326 shares outstanding), no par value, unlimited shares authorized		$3.26
Offering price per share (100/94.50 of $3.26)		$3.45
Redemption proceeds per share		$3.26
Class C Shares:
Net asset value per share ($97,565,270 ÷ 29,851,210 shares outstanding), no par value, unlimited shares authorized		$3.27
Offering price per share		$3.27
Redemption proceeds per share (99.00/100 of $3.27)		$3.24

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2009 (unaudited)

Investment Income:
Dividends (including $227,256 from an affiliated issuer (Note 5) and net of foreign taxes withheld of $35,734)			$14,307,184
Expenses:
Investment adviser fee (Note 5)		$2,017,043
Administrative personnel and services fee (Note 5)		209,001
Custodian fees		31,254
Transfer and dividend disbursing agent fees and expenses		309,700
Directors'/Trustees' fees		3,038
Auditing fees		11,108
Legal fees		3,802
Portfolio accounting fees		64,814
Distribution services fee--Class C Shares (Note 5)		375,895
Shareholder services fee--Class A Shares (Note 5)		296,934
Shareholder services fee--Class C Shares (Note 5)		117,469
Account administration fee--Class A Shares		2,484
Account administration fee--Class C Shares		293
Share registration costs		27,243
Printing and postage		51,412
Insurance premiums		2,560
Miscellaneous		2,442
TOTAL EXPENSES		3,526,492
Waivers, Reimbursement and Expense Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(608,245)
Waiver of administrative personnel and services fee (Note 5)	(4,338)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(16,061)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(628,644)
Net expenses			2,897,848
Net investment income			11,409,336
Realized and Unrealized Loss on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(106,324,137)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			(2,450,667)
Net realized and unrealized loss on investments and foreign currency transactions			(108,774,804)
Change in net assets resulting from operations			$(97,365,468)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2009	Year Ended 10/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,409,336	$37,740,877
Net realized loss on investments and foreign currency transactions	(106,324,137)	(159,158,300)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(2,450,667)	(138,352,041)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(97,365,468)	(259,769,464)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,930,054)	(10,312,929)
Class A Shares	(6,181,792)	(21,360,233)
Class C Shares	(2,113,518)	(7,482,872)
Distributions from net realized gains on investments and foreign currency transactions
Institutional Shares	--	(8,905,275)
Class A Shares	--	(24,168,884)
Class C Shares	--	(9,508,724)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,225,364)	(81,738,917)
Share Transactions:
Proceeds from sale of shares	274,151,759	268,193,176
Net asset value of shares issued to shareholders in payment of distributions declared	8,921,124	63,505,448
Cost of shares redeemed	(109,787,314)	(424,759,433)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	173,285,569	(93,060,809)
Change in net assets	62,694,737	(434,569,190)
Net Assets:
Beginning of period	538,806,259	973,375,449
End of period (including undistributed (distributions in excess of) net investment income of $(695,006) and $1,121,022, respectively)	$601,500,996	$538,806,259

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2009 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of Federated Strategic Value Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The investment objective of the Fund is to provide income and long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair value using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended April 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	37,736,890	$129,092,488	25,974,317	$127,806,862
Shares issued to shareholders in payment of distributions declared	702,158	2,481,877	2,017,469	10,947,943
Shares redeemed	(9,873,924)	(34,109,598)	(15,481,308)	(78,753,625)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	28,565,124	$97,464,767	12,510,478	$60,001,180

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	35,592,656	$123,650,923	21,162,592	$107,920,645
Shares issued to shareholders in payment of distributions declared	1,326,122	4,703,927	6,937,960	37,946,847
Shares redeemed	(17,324,689)	(58,871,030)	(53,217,904)	(267,747,175)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	19,594,089	$69,483,820	(25,117,352)	$(121,879,683)

	Six Months Ended 4/30/2009		Year Ended 10/31/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	6,115,976	$21,408,348	6,304,293	$32,465,669
Shares issued to shareholders in payment of distributions declared	485,541	1,735,320	2,659,723	14,610,658
Shares redeemed	(4,858,066)	(16,806,686)	(15,035,052)	(78,258,633)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,743,451	$6,336,982	(6,071,036)	$(31,182,306)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	49,902,664	$173,285,569	(18,677,910)	$(93,060,809)

4. FEDERAL TAX INFORMATION

At April 30, 2009, the cost of investments for federal tax purposes was $718,834,031. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $121,398,324. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,967,179 and net unrealized depreciation from investments for those securities having an excess of cost over value of $125,365,503.

At October 31, 2008, the Fund had a capital loss carryforward of $158,355,277 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the Adviser voluntarily waived $597,363 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $4,338 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2009, FSC retained $78,020 of fees paid by the Fund. For the six months ended April 30, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2009, FSC retained $56,903 in sales charges from the sale of Class A Shares. FSC also retained $7,249 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2009, FSSC received $3,238 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 0.80%, 1.05% and 1.80%, respectively, for the fiscal year ending October 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through December 31, 2009.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2009, the Adviser reimbursed $10,882. Transactions with the affiliated company during the six months ended April 30, 2009 were as follows:

Affiliate	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	25,326,593	129,885,236	138,873,909	16,337,920	$16,337,920	$227,256

6. EXPENSE REDUCTION

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2009, the Fund's expenses were reduced by $16,061 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2009, were as follows:

Purchases	$314,809,790
Sales	$139,870,098

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of borrowing. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2009, there were no outstanding loans. During the six months ended April 30, 2009, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED STRATEGIC VALUE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172560

36871 (6/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Funds

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	June 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	June 22, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	June 22, 2009